UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-4676

Harbor Funds

(Exact name of registrant as specified in charter)

111 South Wacker Drive, 34th Floor

Chicago, IL 60606-4302

(Address of principal executive offices) (Zip code)

David G. Van Hooser HARBOR FUNDS	Christopher P. Harvey, Esq. DECHERT LLP
111 South Wacker Drive, 34th Floor Chicago, IL 60606-4302	200 Clarendon Street, 27th Floor Boston, MA 02116

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 443-4400

Date of fiscal year end: October 31, 2011

Date of reporting period: January 31, 2011

ITEM 1 – SCHEDULE OF INVESTMENTS

The following is a copy of the schedules as of the close of the reporting period as set forth in Sections 210.12-12 – 12-14 of Regulation S-X [17 CRF 210.12-12 – 12-14]:

Harbor Funds’ schedules of investments as of January 31, 2011 are included.

ITEM 2 – CONTROLS AND PROCEDURES

(a)

The Principal Executive and Financial Officers concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3 – EXHIBITS

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed this 25th day of March, 2011 on its behalf by the undersigned, thereunto duly authorized.

HARBOR FUNDS

By:	/s/ David G. Van Hooser
David G. Van Hooser
Chairman, President, Trustee
And Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ David G. Van Hooser	Chairman, President, Trustee	March 25, 2011
	David G. Van Hooser	and Chief Executive Officer

By:	/s/ Anmarie S. Kolinski	Treasurer and Chief Financial	March 25, 2011
	Anmarie S. Kolinski	Officer

Quarterly Schedule of Portfolio Holdings

January 31, 2011

Domestic Equity Funds

	Institutional Class	Administrative Class	Investor Class

Growth

Harbor Capital Appreciation Fund	HACAX	HRCAX	HCAIX

Harbor Mid Cap Growth Fund	HAMGX	HRMGX	HIMGX

Harbor Small Cap Growth Fund	HASGX	HRSGX	HISGX

Value

Harbor Large Cap Value Fund	HAVLX	HRLVX	HILVX

Harbor Mid Cap Value Fund	HAMVX	HRMVX	HIMVX

Harbor Small Cap Value Fund	HASCX	HSVRX	HISVX

Harbor Small Company Value Fund	HASMX	HRSMX	HISMX

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 0.6%)

COMMON STOCKS—99.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—4.2%
1,706,485	Boeing Company	$118,566
1,338,380	Precision Castparts Corporation	191,375
1,931,656	United Technologies Corporation	157,044

		466,985

AIR FREIGHT & LOGISTICS—1.7%
690,050	CH Robinson Worldwide Inc.	53,196
996,575	Expeditors International of Washington Inc.	50,497
1,208,337	United Parcel Service Inc.	86,541

		190,234

COMMON STOCKS—Continued

Shares		Value (000s)

AUTOMOBILES—0.8%
1,181,842	Bayerische Motoren Werke AG (GER)	$90,744

BEVERAGES—1.3%
2,511,729	Anheuser-Busch InBev NV ADR (BE)[1]	138,924

BIOTECHNOLOGY—1.8%
2,936,001	Celgene Corporation*	151,292
1,332,462	Vertex Pharmaceuticals Inc.*	51,820

		203,112

CAPITAL MARKETS—2.8%
7,074,451	Charles Schwab Corporation	127,694
1,082,910	Goldman Sachs Group Inc.	177,186

		304,880

CHEMICALS—2.7%
1,100,066	E.l. du Pont de Nemours & Company	55,752
3,323,049	Monsanto Company	243,845

		299,597

COMMUNICATIONS EQUIPMENT—4.8%
5,599,490	Cisco Systems Inc.*	118,429
5,397,626	Juniper Networks Inc.*	200,360
3,936,284	Qualcomm Inc.	213,071

		531,860

COMPUTERS & PERIPHERALS—8.0%
1,577,315	Apple Inc.*	535,215
2,418,819	Hewlett-Packard Company	110,516
4,282,684	NetApp Inc.*	234,391

		880,122

CONSUMER FINANCE—0.7%
1,736,788	American Express Company	75,342

ENERGY EQUIPMENT & SERVICES—3.7%
4,641,045	Schlumberger Ltd.	413,007

FOOD & STAPLES RETAILING—2.9%
2,244,590	Costco Wholesale Corporation	161,251
2,979,580	Whole Foods Market Inc.	154,074

		315,325

FOOD PRODUCTS—2.1%
1,954,000	Mead Johnson Nutrition Company	113,273
3,902,412	Unilever plc (UK)	113,520

		226,793

HEALTH CARE PROVIDERS & SERVICES—2.9%
3,179,675	Express Scripts Inc.*	179,111
2,302,828	Medco Health Solutions Inc.*	140,519

		319,630

HOTELS, RESTAURANTS & LEISURE—4.5%
192,594	Chipotle Mexican Grill Inc.*	42,163
4,345,868	Marriott International Inc.	171,618
1,764,909	McDonald’s Corporation	130,021
4,955,512	Starbucks Corporation	156,247

		500,049

INTERNET & CATALOG RETAIL—4.3%
2,536,802	Amazon.com Inc.*	430,343
104,527	Priceline.com Inc.*	44,792

		475,135

1

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

INTERNET SOFTWARE & SERVICES—5.9%
1,641,744	Baidu Inc. ADR (CHN)*[1]	$178,343
71,600	Demand Media Inc.*	1,452
512,183	Google Inc.*	307,494
1,509,939	Mail.ru Group Ltd. GDR (RUS)*[2,3]	53,754
4,228,108	Tencent Holdings Ltd. (CHN)	109,110
156,400	Youku.com Inc. ADR (CHN)*[1]	4,634

		654,787

IT SERVICES—6.3%
1,498,589	Congnizant Technology Solutions Corporation*	109,322
2,207,893	International Business Machines Corporation*	357,679
970,177	MasterCard Inc.	229,456

		696,457

LIFE SCIENCES TOOLS & SERVICES—3.1%
4,857,865	Agilent Technologies Inc.*	203,204
1,967,562	Illuminia Inc.*	136,431

		339,635

MACHINERY—2.9%
1,929,272	Deere & Company	175,371
3,009,988	Ingersoll-Rand plc	142,071

		317,442

MEDIA—2.8%
7,811,470	Walt Disney Company	303,632

MULTILINE RETAIL—0.4%
1,563,734	Dollar General Corporation*	43,487

OIL, GAS & CONSUMABLE FUELS—3.1%
1,508,441	Apache Corporation	180,047
1,715,192	Occidental Petroleum Corporation	165,825

		345,872

PERSONAL PRODUCTS—1.1%
1,506,357	Estée Lauder Companies Inc.	121,262

PHARMACEUTICALS—3.9%
1,780,192	Allergan Inc.	125,699
2,124,147	Shire plc ADR (IE)[1]	168,466
2,442,534	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	133,485

		427,650

ROAD & RAIL—1.0%
1,218,277	Union Pacific Corporation	115,286

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.9%
3,249,586	Altera Corporation	122,087
3,210,273	Atmel Corporation*	43,467
3,375,296	Broadcom Corporation	152,192

		317,746

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—6.5%
7,961,666	Oracle Corporation	$255,012
2,259,472	Red Hat Inc.*	93,361
1,459,941	Salesforce.com Inc.*	188,537
2,080,578	Vmware Inc.*	177,931

		714,841

SPECIALTY RETAIL—3.1%
1,804,667	Bed Bath & Beyond Inc.*	86,624
4,261,194	Staples Inc.	95,067
1,923,369	Tiffany & Company	111,805
1,523,079	Urban Outfitters Inc.*	51,511

		345,007

TEXTILES, APPAREL & LUXURY GOODS—6.1%
986,892	Burberry Group plc (UK)	16,978
2,491,415	Coach Inc.	134,761
349,556	LVMH Moet Hennessy Louis Vuitton SA (FR)	54,584
2,979,500	Nike Inc.	245,749
941,467	Phillips-Van Heusen Corporation	54,953
1,530,322	Polo Ralph Lauren Corporation	164,020

		671,045

WIRELESS TELECOMMUNICATION SERVICES—1.1%
2,390,177	American Tower Corporation*	121,564

TOTAL COMMON STOCKS (Cost $8,314,404)		10,967,452

SHORT-TERM INVESTMENTS—1.2%
(Cost $130,622)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$130,622	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by U.S. Treasury Bond (market value $133,238)	130,622

TOTAL INVESTMENTS—100.6% (Cost $8,445,026)		11,098,074

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.6)%		(61,347)

TOTAL NET ASSETS—100.0%		$11,036,727

2

Harbor Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $130,622 and holdings in the Internet Software & Services category valued at $53,754 are classified as Level 2. All other holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2011, these securities were valued at $53,754 or 1% of net assets.

BE	Belgium.

CHN	China.

FR	France.

GER	Germany.

IE	Ireland.

IL	Israel.

RUS	Russia.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 1.7%)

COMMON STOCKS—98.3%

Shares		Value (000s)

AEROSPACE & DEFENSE—0.5%
109,400	DigitalGlobe Inc.*	$3,360

AIR FREIGHT & LOGISTICS—0.8%
119,500	Expeditors International of Washington Inc.	6,055

AIRLINES—0.6%
174,800	United Continental Holdings Inc.*	4,440

AUTO COMPONENTS—1.1%
248,300	Gentex Corporation	7,963

AUTOMOBILES—0.4%
81,534	Thor Industries Inc.	3,030

BIOTECHNOLOGY—0.6%
123,300	Amylin Pharmaceuticals Inc.*	1,995
65,000	Regeneron Pharmaceuticals Inc.*	2,189

		4,184

CAPITAL MARKETS—2.7%
100,950	Ameriprise Financial Inc.	6,223
268,200	Invesco Ltd.	6,635
285,600	SEI Investments Company	6,612

		19,470

CHEMICALS—1.7%
55,000	CF Industries Holdings Inc.	7,427
188,900	Methanex Corporation (CAN)	5,150

		12,577

COMMERCIAL SERVICES & SUPPLIES—2.3%
307,300	Corrections Corp. of America*	7,624
172,792	Higher One Holdings Inc.*	3,287
257,100	The GEO Group Inc.*	6,111

		17,022

COMMUNICATIONS EQUIPMENT—7.4%
1,518,000	AAC Acoustic Technologies Holdings Inc. (HK)	4,118
166,900	Acme Packet Inc.*	8,976
251,200	ADTRAN Inc.	10,332
386,700	Aruba Networks Inc.*	8,333
227,700	Finisar Corporation*	7,583
340,100	Polycom Inc.*	14,913

		54,255

CONSTRUCTION & ENGINEERING—3.3%
384,800	AECOM Technology Corporation*	11,263
87,825	FLSmidth & Co. AS (DEN)	7,546
81,200	Fluor Corporation	5,618

		24,427

DISTRIBUTORS—1.2%
359,900	LKQ Corporation*	8,695

DIVERSIFIED CONSUMER SERVICES—2.4%
315,600	Anhanguera Educacional Participacoes SA (BR)	6,693
477,800	Estacio Participacoes SA (BR)	6,879
403,242	Xueda Education Group ADR (CHN)*[1]	4,032

		17,604

DIVERSIFIED FINANCIAL SERVICES—0.1%
724,300	Great American Group Inc.*	369

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.4%
511,850	Jabil Circuit Inc.	10,344

ENERGY EQUIPMENT & SERVICES—1.0%
130,000	Ensco plc ADR (UK)[1]	7,064

4

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD & STAPLES RETAILING—1.6%
131,600	Fresh Market Inc.*	$4,839
128,500	Whole Foods Market Inc.	6,645

		11,484

FOOD PRODUCTS—1.8%
393,116	Green Mountain Coffee Roasters Inc.*	13,201

HEALTH CARE EQUIPMENT & SUPPLIES—5.6%
159,000	Edwards Lifesciences Corporation*	13,402
147,650	Gen-Probe Inc.*	9,286
71,700	HeartWare International Inc.*	6,669
412,800	Hologic Inc.*	8,223
85,200	Zoll Medical Corporation*	3,523

		41,103

HEALTH CARE PROVIDERS & SERVICES—1.0%
183,300	Cardinal Health Inc.	7,609

HEALTH CARE TECHNOLOGY—2.6%
449,800	Allscripts-Misys Healthcare Solutions Inc.*	9,495
193,422	SXC Health Solutions Corporation (CAN)*	9,306

		18,801

HOTELS, RESTAURANTS & LEISURE—2.1%
159,904	Accor SA (FR)	7,312
227,470	Cheesecake Factory Inc.*	6,713
135,932	Domino’s Pizza UK & IRL plc (UK)	1,176

		15,201

HOUSEHOLD DURABLES—2.9%
229,670	Jarden Corporation	7,786
303,064	Tempur Pedic International Inc.*	13,226

		21,012

INTERNET & CATALOG RETAIL—2.4%
35,000	Netflix Inc.*	7,493
22,540	Priceline.com Inc.*	9,659

		17,152

INTERNET SOFTWARE & SERVICES—2.3%
150,200	Akamai Technologies Inc.*	7,258
96,474	Demand Media Inc.*	1,956
184,440	GSI Commerce Inc.*	4,249
71,193	VistaPrint NV*	3,605

		17,068

IT SERVICES—4.0%
95,000	Congnizant Technology Solutions Corporation*	6,930
376,800	Genpact Ltd.*	5,701
153,700	Teradata Corporation*	6,607
480,800	Western Union Company	9,751

		28,989

LEISURE EQUIPMENT & PRODUCTS—1.1%
396,800	Brunswick Corporation	7,904

LIFE SCIENCES TOOLS & SERVICES—2.5%
372,100	Pharmaceutical Product Development Inc.	10,843
93,400	Waters Corporation*	7,135

		17,978

MACHINERY—2.4%
160,600	Ingersoll-Rand plc	7,580
150,400	Navistar International Corporation	9,754

		17,334

MEDIA—0.4%
98,000	DreamWorks Animation SKG Inc.*	2,751

COMMON STOCKS—Continued

Shares		Value (000s)

METALS & MINING—2.5%
48,600	First Quantum Minerals Ltd. (CAN)	$5,623
193,131	Vallar plc (UK)*	3,907
234,689	Vedanta Resources plc (UK)	8,541

		18,071

MULTILINE RETAIL—0.8%
188,400	Big Lots Inc.*	5,989

OIL, GAS & CONSUMABLE FUELS—1.7%
136,000	Cobalt International Energy Inc. *	1,843
184,400	Consol Energy Inc.	9,165
229,512	Karoon Gas Australia Ltd. (AUS)*	1,713

		12,721

PHARMACEUTICALS—2.8%
194,400	Auxilium Pharmaceuticals Inc.*	4,411
255,000	Mylan Inc.*	5,906
120,400	Salix Pharmaceuticals Ltd.*	4,933
98,296	Watson Pharmaceuticals Inc.*	5,359

		20,609

PROFESSIONAL SERVICES—1.0%
109,900	Manpower Inc.	7,096

ROAD & RAIL—2.0%
167,700	JB Hunt Transport Services Inc.	6,875
502,200	Localiza Rent A Car Ltd. (BR)	7,547

		14,422

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—8.2%
211,200	Broadcom Corporation	9,523
164,000	Cavium Networks Inc.*	6,484
373,700	Cypress Semiconductors Corporation*	8,091
468,400	Marvell Technology Group Ltd.*	8,904
307,200	Nvidia Corporation*	7,348
185,900	Omnivision Technologies Inc.*	4,802
471,200	Skyworks Solutions Inc.*	14,970

		60,122

SOFTWARE—6.0%
148,100	Ariba Inc.*	4,160
929,800	Cadence Design Systems Inc.*	8,071
48,400	Citrix Systems Inc.*	3,058
119,300	Concur Technologies Inc.*	6,088
103,000	Fortinet Inc.*	3,960
185,400	RealD Inc.*	4,388
220,700	SuccessFactors Inc.*	6,427
330,100	TICBO Software Inc.*	7,256

		43,408

SPECIALTY RETAIL—5.2%
96,930	Advance Auto Parts Inc.	6,198
248,200	Dick’s Sporting Goods Inc.*	8,958
145,600	Ross Stores Inc.	9,493
191,340	Ulta Salon, Cosmetics & Fragrance, Inc.*	7,087
198,400	Williams-Sonoma Inc.	6,388

		38,124

TEXTILES, APPAREL & LUXURY GOODS—6.2%
138,100	Coach Inc.	7,470
119,000	Columbia Sportswear Company	7,257
400,200	Crocs Inc.*	6,559
370,200	Hanesbrands Inc.*	8,522
116,902	Pandora AS (DEN)	7,461
130,200	Under Armour Inc.*	7,794

		45,063

5

Harbor Mid Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

TRADING COMPANIES & DISTRIBUTORS—0.9%
258,900	United Rentals Inc.*	$6,900

WIRELESS TELECOMMUNICATION SERVICES—0.8%
464,100	MetroPCS Communications Inc.*	6,001

TOTAL COMMON STOCKS (Cost $576,606)		716,972

SHORT-TERM INVESTMENTS—1.8%
(Cost $12,977)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$12,977	Repurchase Agreement with Bank of America Corporation dated January 31, 2011 due February 01, 2011 at 0.210% collateralized by U.S. Treasury Bill (market value $13,243)	$12,977

TOTAL INVESTMENTS—100.1% (Cost $589,583)		729,949

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.1)%		(945)

TOTAL NET ASSETS—100.0%		$729,004

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $12,977 are classified as Level 2. All other holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

AUS	Australia.

BR	Brazil.

CAN	Canada.

CHN	China.

DEN	Denmark.

FR	France.

HK	Hong Kong.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.4%)

COMMON STOCKS—96.6%

Shares		Value (000s)

AEROSPACE & DEFENSE—3.5%
514,380	Hexcel Corporation*	$9,784
88,860	Triumph Group Inc.	8,533

		18,317

AUTO COMPONENTS—3.5%
436,771	Tenneco Inc.*	18,052

BIOTECHNOLOGY—6.0%
95,630	Alexion Pharmaceuticals Inc.*	8,016
621,108	Allos Therapeutics Inc.*	2,087
547,145	Amylin Pharmaceuticals Inc.*	8,853
179,400	United Therapeutics Corporation*	12,195

		31,151

COMMON STOCKS—Continued

Shares		Value (000s)

CAPITAL MARKETS—2.3%
161,500	FXCM Inc.*	$2,192
104,745	Greenhill & Co. Inc.	7,271
155,450	Noah Holdings Ltd. ADR (CHN)*[1]	2,507

		11,970

CHEMICALS—3.7%
197,182	Kraton Performance Polymers Inc.*	6,189
558,100	Solutia Inc.*	13,071

		19,260

COMMERCIAL BANKS—1.1%
252,800	East West Bancorp Inc.	5,488

COMMERCIAL SERVICES & SUPPLIES—2.9%
301,298	Higher One Holdings Inc.*	5,731
401,900	The GEO Group Inc.*	9,553

		15,284

COMMUNICATIONS EQUIPMENT—2.1%
828,400	Broadcade Communications Systems Inc.*	4,672
431,503	Oclaro Inc.*	5,989

		10,661

DIVERSIFIED CONSUMER SERVICES—4.0%
157,230	Sotheby’s	6,336
1,487,300	Stewart Enterprises Inc.	9,489
497,790	Xueda Education Group ADR (CHN)*[1]	4,978

		20,803

ENERGY EQUIPMENT & SERVICES—6.8%
374,510	Exterran Holdings Inc.*	9,291
93,400	Oil States International Inc.*	6,329
267,550	Rowan Companies Inc.*	9,172
294,420	Superior Energy Services Inc.*	10,340

		35,132

FOOD PRODUCTS—0.7%
71,791	Diamond Foods Inc.	3,573

HEALTH CARE EQUIPMENT & SUPPLIES—7.1%
383,945	Arthrocare Corporation*	10,747
313,157	Immucor Inc.*	6,191
316,200	Masimo Corporation	9,478
257,907	Orthofix International NV (NET)*	7,376
203,600	Quidel Corporation*	2,765

		36,557

HEALTH CARE PROVIDERS & SERVICES—4.6%
1,055,013	Health Management Associates Inc.*	9,601
94,300	Mednax Inc.*	6,238
289,066	Sun Healthcare Group Inc.*	3,612
283,544	Team Health Holdings Inc.*	4,383

		23,834

HEALTH CARE TECHNOLOGY—1.5%
387,252	MedAssets Inc.*	7,602

HOTELS, RESTAURANTS & LEISURE—1.0%
170,373	Cheesecake Factory Inc.*	5,028

INTERNET SOFTWARE & SERVICES—4.9%
283,285	Digital River Inc.*	8,992
337,387	Savvis Inc.*	10,381
113,550	VistaPrint NV*	5,750

		25,123

7

Harbor Small Cap Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

IT SERVICES—1.5%
460,620	Acxiom Corporation*	$7,937

LIFE SCIENCES TOOLS & SERVICES—2.8%
45,277	Dionex Corporation*	5,342
403,350	ICON plc ADR (IE)*[1]	8,982

		14,324

MACHINERY—7.8%
192,025	CLARCOR Inc.	8,292
426,799	Colfax Corporation*	7,955
124,377	Gardner Denver Inc.	8,973
301,335	Titan International Inc.	5,725
158,155	WABCO Holdings Inc.*	9,236

		40,181

OIL, GAS & CONSUMABLE FUELS—4.7%
148,842	Alpha Natural Resources Inc.*	7,997
158,605	Holly Corp.	7,783
927,450	International Coal Group Inc.*	8,579

		24,359

PHARMACEUTICALS—0.3%
448,050	Santarus Inc.*	1,463

PROFESSIONAL SERVICES—1.1%
229,440	Huron Consulting Group Inc.*	5,876

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.5%
105,405	LaSalle Hotel Properties	2,927
267,316	Sabra Healthcare REIT Inc.*	4,975

		7,902

ROAD & RAIL—3.1%
715,110	Avis Budget Group Inc.*	9,897
380,400	Heartland Express Inc.	6,096

		15,993

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—4.4%
373,299	ATMI Inc.*	7,690
181,520	Cavium Networks Inc.*	7,177
167,625	EZchip Semiconductor Ltd. (IL)*	4,987
209,700	Intersil Corporation	3,171

		23,025

COMMON STOCKS—Continued

Shares		Value (000s)

SOFTWARE—10.0%
1,021,076	Cadence Design Systems Inc.*	$8,863
207,990	Informatica Corp.*	9,651
446,095	Net 1 UEPS Technologies Inc. (S.AFR)*	5,157
712,800	Nuance Communications Inc.*	14,491
160,720	Red Hat Inc.*	6,641
354,617	SolarWinds Inc.*	6,702

		51,505

SPECIALTY RETAIL—2.5%
462,050	Express Inc.	8,040
155,827	Vitamin Shoppe Inc.*	4,944

		12,984

TRADING COMPANIES & DISTRIBUTORS—1.2%
99,725	Watsco Inc.	6,255

TOTAL COMMON STOCKS (Cost $385,237)		499,639

SHORT-TERM INVESTMENTS—3.9%
(Cost $19,916)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$19,916	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $20,315)	19,916

TOTAL INVESTMENTS—100.5% (Cost $405,153)		519,555

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.5)%		(2,377)

TOTAL NET ASSETS—100.0%		$517,178

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $19,916 are classified as Level 2. All other holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

CHN	China.

IE	Ireland.

IL	Israel.

NET	Netherlands.

S.AFR	South Africa.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-tem investments of 2.1%)

COMMON STOCKS—97.9%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.4%
36,700	General Dynamics Corporation	$2,767
24,700	L-3 Communications Holdings Inc.	1,933
47,600	Lockheed Martin Corporation	3,789

		8,489

AIR FREIGHT & LOGISTICS—0.8%
38,000	United Parcel Service Inc.	2,722

AUTO COMPONENTS—0.7%
67,700	Johnson Controls Inc.	2,599

BEVERAGES—1.5%
79,700	PepsiCo Inc.	5,126

CAPITAL MARKETS—4.0%
147,700	Bank of New York Mellon Corporation	4,613
28,200	Franklin Resources Inc.	3,402
37,300	Goldman Sachs Group Inc.	6,103

		14,118

CHEMICALS—1.9%
53,500	Dow Chemical Company	1,898
75,800	Ecolab Inc.	3,767
2,800	Syngenta AG (SWS)	902

		6,567

COMMERCIAL BANKS—3.1%
24,600	Toronto - Dominion Bank Group Inc. (CAN)	1,842
99,100	U.S. Bancorp.	2,676
196,800	Wells Fargo & Company	6,380

		10,898

COMMERCIAL SERVICES & SUPPLIES—1.3%
74,700	Iron Mountain Inc.	1,822
71,800	Waste Management Inc.*	2,719

		4,541

COMMUNICATIONS EQUIPMENT—1.3%
86,700	Qualcomm Inc.	4,693

CONSUMER FINANCE—1.0%
81,200	American Express Company	3,522

DIVERSIFIED FINANCIAL SERVICES—8.4%
736,200	Bank of America Corporation	10,108
1,509,980	Citigroup Inc.*	7,278
271,300	JP Morgan Chase & Company	12,192

		29,578

DIVERSIFIED TELECOMMUNICATION SERVICES—1.8%
232,900	AT&T Inc.	6,409

ELECTRIC UTILITIES—1.1%
69,200	NextEra Energy Inc.	3,699

ELECTRONIC EQUIPMENT & INSTRUMENTS—1.6%
255,900	Corning Inc.	5,684

ENERGY EQUIPMENT & SERVICES—1.5%
76,000	Halliburton Company	3,420
22,400	Schlumberger Ltd.	1,993

		5,413

FOOD & STAPLES RETAILING—4.5%
60,200	Costco Wholesale Corporation	4,325
178,400	CVS/Caremark Corporation	6,101
97,800	Wal-Mart Stores Inc.	5,484

		15,910

9

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
114,700	Covidien plc (IE)	$5,445
26,000	Medtronic Inc.	996

		6,441

HEALTH CARE PROVIDERS & SERVICES—2.8%
87,500	Patterson Companies Inc.	2,893
170,600	UnitedHealth Group Inc.	7,003

		9,896

HOTELS, RESTAURANTS & LEISURE—1.8%
63,900	McDonald’s Corporation	4,707
44,000	Tim Hortons Inc. (CAN)	1,801

		6,508

HOUSEHOLD PRODUCTS—1.9%
106,300	Procter & Gamble Company	6,711

INDUSTRIAL CONGLOMERATES—3.1%
551,100	General Electric Company	11,099

INSURANCE—6.7%
138,600	Aflac Inc.	7,981
72,500	Chubb Corporation	4,200
114,600	HCC Insurance Holdings Inc.	3,470
130,600	Prudential Financial Inc.	8,033

		23,684

IT SERVICES—1.8%
89,400	VISA Inc.	6,245

MEDIA—1.8%
159,800	Walt Disney Company	6,211

METALS & MINING—1.7%
56,400	BHP Billiton Ltd. (AUS)	2,487
16,900	Freeport-McMoRan Copper & Gold Inc.	1,838
30,000	Newmont Mining Corporation	1,652

		5,977

MULTI-UTILITIES—5.0%
124,700	PG&E Corporation	5,771
69,900	Sempra Energy	3,640
135,000	Wisconsin Energy Corporation	8,139

		17,550

MULTILINE RETAIL—0.9%
80,800	Nordstrom Inc.	3,327

OIL, GAS & CONSUMABLE FUELS—11.4%
43,822	Apache Corporation	5,231
118,100	Chevron Corporation	11,211
1,107,700	CNOOC Ltd. (HK)	2,446
58,600	ConocoPhillips	4,188
57,800	Exxon Mobil Corporation	4,663
91,500	Occidental Petroleum Corporation*	8,846
64,100	Total SA (FR)	3,749

		40,334

PHARMACEUTICALS—7.1%
83,400	Abbott Laboratories	3,766
86,400	Johnson & Johnson	5,164
217,200	Merck & Co. Inc.	7,204
287,300	Pfizer Inc.	5,235
66,800	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	3,651

		25,020

COMMON STOCKS—Continued

Shares		Value (000s)

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.1%
52,100	Equity Residential	$2,823
16,500	Public Storage Inc.	1,798
28,500	Simon Property Group Inc.	2,892

		7,513

ROAD & RAIL—0.5%
29,800	Norfolk Southern Corporation	1,824

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.1%
113,700	Texas Instruments Inc.	3,856

SOFTWARE—4.0%
97,000	Microsoft Corporation	2,689
245,400	Oracle Corporation	7,860
203,500	Symantec Corporation*	3,584

		14,133

SPECIALTY RETAIL—1.7%
51,100	Hennes & Mauritz AB (SW)	1,677
67,700	Ross Stores Inc.	4,414

		6,091

TEXTILES, APPAREL & LUXURY GOODS—0.7%
31,200	Nike Inc.	2,573

TOBACCO—1.0%
61,500	Philip Morris International Inc.	3,520

TRADING COMPANIES & DISTRIBUTORS—0.1%
8,245	Finning International Inc. (CAN)	240

WIRELESS TELECOMMUNICATION SERVICES—2.0%
49,200	China Mobile Ltd. ADR (CHN)[1]	2,417
1,678,900	Vodafone Group plc (UK)	4,716

		7,133

TOTAL COMMON STOCKS (Cost $303,597)		345,854

SHORT-TERM INVESTMENTS—0.4%
(Cost $1,471)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$1,471	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $1,505)	1,471

TOTAL INVESTMENTS—98.3% (Cost $305,068)		347,325

CASH AND OTHER ASSETS, LESS LIABILITIES—1.7%		6,142

TOTAL NET ASSETS—100.0%		$353,467

10

Harbor Large Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $1,471 are classified as Level 2. All other holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

AUS	Australia.

CAN	Canada.

CHN	China.

FR	France.

HK	Hong Kong.

IE	Ireland.

IL	Israel.

SW	Sweden.

SWS	Switzerland.

UK	United Kingdom.

The accompanying notes are an integral part of the Portfolio of Investments.

11

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash of 2.7%)

COMMON STOCKS—97.3%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.3%
6,700	ITT Corporation*	$395
7,600	L-3 Communications Holdings Inc.*	594
8,600	Teledyne Technologies Inc.	407

		1,396

AUTO COMPONENTS—2.4%
12,800	Autoliv Inc.*	983
8,800	TRW Automotive Holdings Corporation	525

		1,508

BIOTECHNOLOGY—1.5%
9,200	Biogen Idec Inc.*	602
5,200	Cephalon Inc.*	307

		909

BUILDING PRODUCTS—0.6%
8,700	A.O. Smith Corporation	372

CAPITAL MARKETS—2.2%
17,700	Ameriprise Financial Inc.	1,091
6,300	State Street Corporation	294

		1,385

CHEMICALS—5.0%
12,300	Arch Chemicals Inc.*	446
11,100	Ashland Inc.	645
8,900	Eastman Chemical Company	826
7,500	Lubrizol Corporation*	806
5,300	Stepan Company*	384

		3,107

COMMERCIAL BANKS—2.9%
23,200	Banco Latinoamericano de Comercio Exterior SA (PA)	401
18,900	F.N.B. Corporation	191
33,900	Fifth Third Bancorp.	504
18,200	KeyCorp	162
4,800	PNC Financial Services Group Inc.	288
36,000	Regions Financial Corporation*	256

		1,802

COMMERCIAL SERVICES & SUPPLIES—0.8%
29,400	R.R. Donnelley & Sons Company*	521

COMMUNICATIONS EQUIPMENT—1.2%
15,500	Harris Corporation*	721

COMPUTERS & PERIPHERALS—2.3%
16,100	Lexmark International Inc.	561
32,200	Seagate Technology plc (IE)	451
12,900	Western Digital Corporation	439

		1,451

CONSTRUCTION & ENGINEERING—1.6%
18,700	KBR Inc.	600
16,500	Tutor Perini Corporation*	375

		975

CONSUMER FINANCE—0.5%
13,700	Nelnet Inc.	307

CONTAINERS & PACKAGING—1.7%
34,900	Boise Inc.	314
7,100	Owens-Illinois Inc.	209
7,800	Rock Tenn Company*	521

		1,044

12

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRIC UTILITIES—2.8%
11,700	American Electric Power Company Inc.*	$418
9,800	El Paso Electric Company	264
4,200	Entergy Corporation	303
10,000	Pinnacle West Capital Corporation	407
16,400	Portland General Electric Company*	366

		1,758

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.8%
17,400	Benchmark Electronics Inc.	330
22,600	Ingram Micro Inc.	446
16,300	Tyco Electronics Ltd.	591
23,300	Vishay Intertechnology Inc.	384

		1,751

ENERGY EQUIPMENT & SERVICES—2.9%
14,600	Atwood Oceanics Inc.	590
4,900	Diamond Offshore Drilling Inc.	352
15,800	Noble Corporation (SWS)*	604
3,900	Tidewater Inc.	232

		1,778

FOOD & STAPLES RETAILING—1.2%
27,500	Safeway Inc.	569
21,600	Supervalu Inc.*	157

		726

FOOD PRODUCTS—4.3%
26,500	Archer Daniels Midland Company	866
4,000	Bunge Ltd. (BM)*	272
20,000	Chiquita Brands International Inc.*	308
29,800	ConAgra Foods Inc.	666
28,700	Dean Foods Company	291
10,200	Fresh Del Monte Produce Inc.*	270

		2,673

GAS UTILITIES—0.7%
13,400	Atmos Energy Corporation	437

HEALTH CARE EQUIPMENT & SUPPLIES—1.8%
9,400	Kinetic Concepts Inc.	434
11,700	Zimmer Holdings Inc.	692

		1,126

HEALTH CARE PROVIDERS & SERVICES—3.4%
15,700	Aetna Inc.	517
6,900	CIGNA Corporation	290
16,000	Coventry Health Care Inc.	480
16,300	Health Net Inc.	465

19,300	Kindred Healthcare Inc.	361

		2,113

HOTELS, RESTAURANTS & LEISURE—1.4%
15,300	Brinker International Inc.	360
38,700	Ruby Tuesday Inc.	522

		882

HOUSEHOLD DURABLES—2.6%
15,500	American Greetings Corporation	337
5,775	Blyth Inc.	194
15,900	Newell Rubbermaid Inc.	306
9,100	Whirlpool Corporation*	778

		1,615

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.4%
54,999	GenOn Energy Inc.	228

COMMON STOCKS—Continued

Shares		Value (000s)

INSURANCE—12.9%
7,400	Aflac Inc.*	$426
4,900	Allied World Assurance Co Holdings Ltd.	296
15,300	Allstate Corporation	476
30,500	American Equity Investment Life Holding Company	387
16,600	American Financial Group Inc.	540
21,800	Aspen Insurance Holdings Ltd. (BM)*	655
10,500	Chubb Corporation	608
7,500	Endurance Specialty Holdings Ltd. (BM)	349
5,700	Everest Re Group Ltd.	480
18,200	Hartford Financial Services Group Inc.*	506
17,300	Horace Mann Educators Corporation	299
12,400	Lincoln National Corporation	358
4,900	PartnerRE Ltd. (BM)*	401
18,100	Protective Life Corporation*	499
5,800	StanCorp Financial Group Inc.	259
24,000	Tower Group Inc.	625
17,100	Unum Group	426
12,400	Validus Holdings Ltd. (BM)	377

		7,967

IT SERVICES—2.1%
15,500	Computer Sciences Corporation	826
31,500	Convergys Corporation	449

		1,275

MACHINERY—2.3%
9,500	Crane Company*	422
16,500	EnPro Industries Inc.	685
6,000	Timken Company	282

		1,389

MEDIA—1.3%
14,400	Dish Network Corporation	304
18,000	Gannett Inc.*	265
48,300	Journal Communications Inc.	232

		801

MULTI-UTILITIES—4.1%
45,800	CMS Energy Corporation*	893
10,500	DTE Energy Company	486
23,500	MDU Resources Group Inc.	499
19,700	Public Service Enterprise Group Inc.	639

		2,517

MULTILINE RETAIL—1.1%
17,200	Dillard’s Inc.	683

OFFICE ELECTRONICS—1.2%
71,500	Xerox Corporation*	759

OIL, GAS & CONSUMABLE FUELS—7.5%
12,300	Hess Corporation	1,035
9,400	Murphy Oil Corporation*	623
10,300	Overseas Shipholding Group Inc.*	342
15,000	Southern Union Company	401
18,300	Tesoro Petroleum Corporation	352
57,200	USEC Inc.	318
35,600	Valero Energy plc	903
31,600	W&T Offshore Inc.*	643

		4,617

PAPER & FOREST PRODUCTS—0.5%
3,800	Domtar Corporation	334

PERSONAL PRODUCTS—0.6%
12,100	Nu Skin Enterprises Inc.	364

13

Harbor Mid Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

PHARMACEUTICALS—3.3%
16,300	Endo Pharmaceuticals Holdings Inc.	$542
14,600	Forest Laboratories Inc.	471
14,100	Medicines Company	221
12,300	Mylan Inc.	285
14,200	Par Pharmaceutical Companies Inc.	507

		2,026

REAL ESTATE INVESTMENT TRUSTS (REITs)—5.4%
34,500	Annaly Capital Management Inc.	615
41,800	CBL & Associates Properties Inc.	713
21,950	CommonWealth REIT	586
36,000	Hospitality Properties Trust	895
62,900	Lexington Realty Trust	533

		3,342

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—1.7%
45,300	Fairchild Semiconductor International Inc.	806
23,700	Micron Technology Inc.	250

		1,056

SPECIALTY RETAIL—2.7%
34,800	Gap Inc.	671
20,500	Radioshack Corporation	310
27,100	Stage Stores Inc.	420
5,700	The Children’s Place Retail Stores Inc.	239

		1,640

COMMON STOCKS—Continued

Shares		Value (000s)

TEXTILES, APPAREL & LUXURY GOODS—0.8%
12,900	The Jones Group Inc.*	$163
12,900	Timberland Company	345

		508

THRIFTS & MORTGAGE FINANCE—0.2%
12,100	Hudson City Bancorp Inc.*	133

TOBACCO—0.3%
5,300	Universal Corporation	201

TOTAL COMMON STOCKS (Cost $56,797)		60,197

TOTAL INVESTMENTS—97.3% (Cost $56,797)		60,197

CASH AND OTHER ASSETS, LESS LIABILITIES—2.7%		1,697

TOTAL NET ASSETS—100.0%		$61,894

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

IE	Ireland.

PA	Panama.

SWS	Switzerland.

The accompanying notes are an integral part of the Portfolio of Investments.

14

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 3.6%)

COMMON STOCKS—96.4%

Shares		Value (000s)

AEROSPACE & DEFENSE—6.1%
347,800	AAR Corp.*	$9,317
699,200	Hexcel Corporation*	13,299
261,398	Moog Inc.*	11,146
184,700	Teledyne Technologies Inc.*	8,738

		42,500

CAPITAL MARKETS—6.2%
399,573	Eaton Vance Corporation	12,107
482,000	Jefferies Group Inc.	12,055
511,168	Raymond James Financial Inc.	18,514

		42,676

CHEMICALS—4.0%
252,000	Scotts Miracle-Gro Company	13,021
384,000	Valspar Corporation	14,350

		27,371

COMMON STOCKS—Continued

Shares		Value (000s)

COMMERCIAL BANKS—2.5%
354,609	Trustmark Corporation	$8,507
320,300	United Bankshares Inc.	9,033

		17,540

COMMUNICATIONS EQUIPMENT—1.7%
956,719	Arris Group Inc.*	11,940

CONSTRUCTION & ENGINEERING—1.7%
263,000	URS Corporation*	11,690

CONSUMER FINANCE—1.5%
251,094	Cash America International Inc.	10,101

ELECTRICAL EQUIPMENT—0.5%
102,700	EnerSys*	3,371

ELECTRONIC EQUIPMENT & INSTRUMENTS—5.8%
467,102	Checkpoint Systems Inc.*	9,655
642,836	FLIR Systems Inc.*	19,954
180,567	Itron Inc.*	10,476

		40,085

ENERGY EQUIPMENT & SERVICES—6.9%
221,349	Bristow Group Inc.*	11,397
206,200	Core Laboratories NV	18,818
263,024	Lufkin Industries Inc.	17,549

		47,764

GAS UTILITIES—5.8%
232,300	Oneok Inc.	13,680
267,169	South Jersey Industries Inc.	13,957
337,237	WGL Holdings Inc.	12,161

		39,798

HEALTH CARE EQUIPMENT & SUPPLIES—0.7%
215,800	Cantel Medical Corporation	4,594

HEALTH CARE PROVIDERS & SERVICES—6.6%
268,903	Amedisys Inc.*	9,167
337,200	Amerigroup Corporation*	17,659
395,862	Healthways Inc.*	4,739
217,192	Mednax Inc.*	14,367

		45,932

HOTELS, RESTAURANTS & LEISURE—2.0%
339,100	Life Time Fitness Inc.*	13,523

HOUSEHOLD DURABLES—0.7%
208,500	Meritage Homes Corporation*	4,787

INSURANCE—7.1%
344,847	Delphi Financial Group Inc.	9,925
505,900	Protective Life Corporation	13,948
276,300	Reinsurance Group of America Inc.	15,904
277,200	State Auto Financial Corporation	4,227
257,933	United Fire & Casualty Company	5,170

		49,174

INTERNET SOFTWARE & SERVICES—1.5%
333,989	Digital River Inc.*	10,601

IT SERVICES—3.8%
333,700	Global Payments Inc.	15,764
391,800	SRA International Inc.*	10,453

		26,217

LIFE SCIENCES TOOLS & SERVICES—3.6%
196,100	Covance Inc.*	11,056
480,186	Pharmaceutical Product Development Inc.	13,993

		25,049

15

Harbor Small Cap Value Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

MACHINERY—12.2%
365,200	Bucyrus International Inc.	$33,146
292,800	Harsco Corporation	9,449
210,100	Snap-on Inc.	11,898
388,100	Timken Company	18,248
195,099	Toro Company	11,866

		84,607

OIL, GAS & CONSUMABLE FUELS—4.9%
460,500	Cabot Oil & Gas Corporation	19,171
342,700	Swift Energy Company*	14,619

		33,790

REAL ESTATE INVESTMENT TRUSTS (REITs)—2.7%
372,086	First Potomac Realty Trust	5,991
1,127,780	Medical Properties Trust Inc.	12,383

		18,374

SOFTWARE—1.1%
202,100	Blackboard Inc.*	7,854

SPECIALTY RETAIL—1.4%
504,300	Aaron’s Inc.	9,678

TEXTILES, APPAREL & LUXURY GOODS—2.4%
283,600	Phillips-Van Heusen Corporation	16,554

THRIFTS & MORTGAGE FINANCE—1.5%
721,700	Astoria Financial Corporation	10,277

COMMON STOCKS—Continued

Shares		Value (000s)

WIRELESS TELECOMMUNICATION SERVICES—1.5%
259,300	SBA Communications Corporation*	$10,579

TOTAL COMMON STOCKS (Cost $434,933)		666,426

SHORT-TERM INVESTMENTS—3.6%
(Cost $25,221)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$25,221	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $3,870) and collateralized by Federal Home Loan Mortgage Corporation (market value $21,860)	25,221

TOTAL INVESTMENTS—100.0% (Cost $460,154)		691,647

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		(311)

TOTAL NET ASSETS—100.0%		$691,336

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $25,221 are classified as Level 2. All other holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

The accompanying notes are an integral part of the Portfolio of Investments.

16

Harbor Small Company Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 9.7%)

COMMON STOCKS—90.3%

Shares		Value (000s)

AUTO COMPONENTS—7.2%
41,525	American Axle & Manufacturing Holdings Inc.	$594
4,400	Lear Corporation*	465

		1,059

BUILDING PRODUCTS—2.8%
21,775	American Woodmark Corporation	406

COMMERCIAL BANKS—19.8%
24,240	Associated Banc-Corporation	339
5,705	City National Corporation	330
8,173	Comerica Inc.	312
33,350	Fulton Financial Corporation	344
41,664	KeyCorp	371
44,605	Marshall & Ilsley Corporation	312
398	PNC Financial Services Group Inc.	24
52,550	Popular Inc.*	168
47,570	Regions Financial Corporation	338
2,060	Suntrust Bank Inc.	63
32,018	Susquehanna Bancshares Inc.	306

		2,907

COMMERCIAL SERVICES & SUPPLIES—2.5%
6,089	Deluxe Corporation	149
9,192	Viad Corporation	216

		365

COMPUTERS & PERIPHERALS—2.1%
107,479	ADPT Corporation*	315

COMMON STOCKS—Continued

Shares		Value (000s)

CONSUMER FINANCE—3.4%
24,013	Discover Financial Services	$494

ELECTRIC UTILITIES—2.1%
13,600	Portland General Electric Company	304

ENERGY EQUIPMENT & SERVICES—5.0%
8,500	Bristow Group Inc.*	437
10,890	Gulf Island Fabrication Inc.	295

		732

FOOD PRODUCTS—5.3%
25,100	Dean Foods Company*	255
26,563	Smithfield Foods Inc.*	529

		784

HOUSEHOLD DURABLES—10.4%
17,044	CSS Industries Inc.	313
12,561	Jarden Corporation	426
31,170	M/I Homes Inc.*	457
74,824	Standard Pacific Corporation*	329

		1,525

INSURANCE—11.9%
32,115	Assured Guaranty Ltd. (BM)	464
24,129	MBIA Inc.*	258
27,680	Old Republic International Corporation	339
26,515	Stewart Information Services Corporation	303
16,325	XL Group plc	374

		1,738

LEISURE EQUIPMENT & PRODUCTS—3.5%
29,847	Jakks Pacific Inc.*	516

MACHINERY—2.7%
26,417	Blount International Inc.*	396

MARINE—3.0%
11,014	Alexander & Baldwin Inc.	442

MEDIA—1.9%
21,800	Harte Hanks Inc.	272

ROAD & RAIL—2.8%
15,984	Arkansas Best Corporation	408

SPECIALTY RETAIL—0.8%
12,295	MarineMax Inc.*	111

TEXTILES, APPAREL & LUXURY GOODS—1.0%
12,349	K-Swiss Inc.*	142

THRIFTS & MORTGAGE FINANCE—2.1%
18,140	Washington Federal Inc.	314

TOTAL COMMON STOCKS (Cost $12,560)		13,230

17

Harbor Small Company Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—10.6%
(Cost $1,552)

Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$1,552	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $1,585)	$1,552

TOTAL INVESTMENTS—100.9% (Cost $14,112)		14,782

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.9)%		(133)

TOTAL NET ASSETS—100.0%		$14,649

FAIR VALUE MEASUREMENTS

Repurchase Agreements valued at $1,552 are classified as Level 2. All other holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

BM	Bermuda.

The accompanying notes are an integral part of the Portfolio of Investments.

18

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2011 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 27 separate portfolios. The portfolios covered by this report include: Harbor Capital Appreciation Fund, Harbor Mid Cap Growth Fund, Harbor Small Cap Growth Fund, Harbor Large Cap Value Fund, Harbor Mid Cap Value Fund, Harbor Small Cap Value Fund and Harbor Small Company Value Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, including common stock, preferred stock, and convertible preferred stock, and financial derivative instruments, such as options contracts, that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and ask price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Preferred stock and other equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized in Level 3 of the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that became available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may

19

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs such as those described above are normally categorized as Level 2 in the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Foreign Forward Currency Contracts

The Funds may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by Harbor Capital. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote. There is minimal counterparty risk with foreign forward currency contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded foreign forward currency contracts, guarantees the contracts against default.

20

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

See the Portfolio of Investments for each Fund for outstanding foreign forward currency contracts as of January 31, 2011, if any.

Foreign Currency Spot Contracts

The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. The Funds have entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign currency spot contracts.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

21

Harbor Domestic Equity Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2011 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
GROWTH FUNDS
Harbor Capital Appreciation Fund*	$8,445,026	$2,716,531	$(63,483)	$2,653,048
Harbor Mid Cap Growth Fund*	589,583	154,602	(14,236)	140,366
Harbor Small Cap Growth Fund	405,153	130,661	(16,259)	114,402
VALUE FUNDS
Harbor Large Cap Value Fund*	$305,068	$44,705	$(2,448)	$42,257
Harbor Mid Cap Value Fund*	56,797	10,157	(6,757)	3,400
Harbor Small Cap Value Fund*	460,154	250,273	(18,780)	231,493
Harbor Small Company Value Fund	14,112	1,439	(769)	670

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

22

Notes

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

03/2011	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.DE.0111

Quarterly Schedule of Portfolio Holdings

January 31, 2011

International & Global Funds

	Institutional Class	Administrative Class	Investor Class

International Equity

Harbor International Fund	HAINX	HRINX	HIINX

Harbor International Growth Fund	HAIGX	HRIGX	HIIGX

Global Equity

Harbor Global Value Fund	HAGVX	HRGVX	HIGVX

Harbor Global Growth Fund	HGGAX	HRGAX	HGGIX

Harbor International Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 3.5%)

COMMON STOCKS—90.5%

Shares		Value (000s)

AUTOMOBILES—1.8%
8,090,534	Daimler AG (GER)*	$591,825

BEVERAGES—4.7%
9,384,129	Anheuser-Busch InBev NV (BEL)	517,789
24,712,878	Diageo plc (UK)	475,092
5,969,642	Pernod-Ricard SA (FR)	567,765

		1,560,646

BUILDING PRODUCTS—0.8%
4,403,274	Compagnie de Saint-Gobain (FR)	254,002

CAPITAL MARKETS—1.4%
26,315,745	UBS AG (SWS)*	471,166

CHEMICALS—3.8%
4,871,472	Linde AG (GER)	710,248
1,688,523	Syngenta AG (SWS)	544,532

		1,254,780

COMMERCIAL BANKS—11.9%
28,553,198	Banco Santander SA (SP)	349,610
8,870,916	BNP Paribas (FR)	662,112
48,095,905	DBS Group Holdings Ltd. (SGP)	567,129
11,254,511	Erste Group Bank AG (AUT)	562,303
26,371,087	Itau Unibanco Holding SA ADR (BR)[1]	566,978
5,350,000	Societe Generale (FR)	345,573
20,110,227	Standard Chartered plc (UK)	523,741
25,833,688	United Overseas Bank Ltd. (SGP)	401,689

		3,979,135

COMMON STOCKS—Continued

Shares		Value (000s)

COMMUNICATIONS EQUIPMENT—0.9%
24,573,531	Telefonaktiebolaget LM Ericsson (SW)	$302,963

CONSTRUCTION MATERIALS—1.7%
3,981,906	CRH plc (IE)	85,770
7,101,027	Holcim Ltd. (SWS)	497,057

		582,827

DIVERSIFIED FINANCIAL SERVICES—1.4%
20,901,905	Investor AB (SW)	483,289

DIVERSIFIED TELECOMMUNICATION SERVICES—1.2%
15,628,033	Telefonica SA (SP)	391,255

ELECTRICAL EQUIPMENT—3.6%
23,464,275	ABB Ltd. (SWS)*	554,341
4,097,951	Schneider Electric SA (FR)	638,025

		1,192,366

FOOD PRODUCTS—3.6%
9,010,902	Danone (FR)	541,740
11,961,100	Nestle SA (SWS)	646,208

		1,187,948

HEALTH CARE EQUIPMENT & SUPPLIES—0.4%
2,008,934	Cie Generale d’Optique Essilor International SA (FR)	134,312

HOTELS, RESTAURANTS & LEISURE—2.0%
4,227,626	Accor SA (FR)	193,147
132,000,000	Genting Bhd (MAL)	461,142

		654,289

INDUSTRIAL CONGLOMERATES—1.5%
10,965,000	Keppel Corporation Ltd. (SGP)	100,834
127,539,047	Sime Darby Berhad (MAL)	383,591

		484,425

INSURANCE—5.4%
3,706,195	Allianz SE (GER)	515,188
30,219,968	AXA SA (FR)	639,568
95,461,000	China Life Insurance Co. Ltd. (CHN)	372,248
39,873,600	China Pacific Insurance Group Co. Ltd. (CHN)	158,430
407,617	Zurich Financial Services AG (SWS)	111,449

		1,796,883

IT SERVICES—0.2%
4,185,067	Redecard SA (BR)	51,719

MACHINERY—8.4%
38,789,331	Atlas Copco AB (SW)	931,076
4,614,700	Fanuc Corporation (JP)	730,271
6,695,000	Komatsu Ltd. (JP)	199,694
29,402,636	Sandvik AB (SW)	577,240
21,065,000	Volvo AB (SW)	365,119

		2,803,400

MARINE—1.0%
35,154	A.P. Moller - Maersk AS (DEN)	342,439

MEDIA—0.8%
8,523,802	JC Decaux SA (FR)*	272,432

METALS & MINING—6.2%
7,492,727	Anglo American plc (UK)	367,353
8,825,108	Anglo American plc ADR (UK)[1]	216,833
4,361,609	AngloGold Ashanti Ltd. ADR (S. AFR)[1]	187,724
15,938,436	BHP Billiton plc (UK)	608,590
31,550,912	Xstrata plc (UK)	698,794

		2,079,294

1

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

OFFICE ELECTRONICS—1.8%
12,434,600	Canon Inc. (JP)	$612,077

OIL, GAS & CONSUMABLE FUELS—8.3%
24,235,460	BG Group plc (UK)	543,810
11,434,183	Cameco Corporation (CAN)	474,176
14,422,607	ENI SpA (IT)	341,471
355,500,000	PetroChina Company Ltd. (CHN)	496,270
9,694,558	Royal Dutch Shell plc (NET)	342,074
2,406,945	Royal Dutch Shell plc ADR (NET)[1]	170,869
15,884,779	Statoil ASA (NOR)	386,006

		2,754,676

PAPER & FOREST PRODUCTS—0.3%
7,260,666	Fibria Celulose SA ADR (BR)*[1]	111,161

PERSONAL PRODUCTS—0.8%
2,248,769	L’Oreal SA (FR)	260,861

PHARMACEUTICALS—5.3%
6,656,593	Novartis AG (SWS)	370,571
8,193,084	Novo Nordisk AS (DEN)	922,458
3,119,593	Roche Holding AG (SWS)	474,608

		1,767,637

REAL ESTATE INVESTMENT TRUSTS (REITs)—1.1%
1,964,393	Unibail-Rodamco SE (FR)	375,038

REAL ESTATE MANAGEMENT & DEVELOPMENT—1.7%
33,768,000	Cheung Kong Holdings Ltd. (HK)	560,740

TEXTILES, APPAREL & LUXURY GOODS—2.1%
12,837,615	Compagnie Financiere Richemont SA (SWS)	698,795
10,835,055	Nova America SA (BR)*	—	[z]

		698,795

TOBACCO—4.8%
19,021,626	British American Tobacco plc (UK)	702,521
14,360,008	Imperial Tobacco Group plc (UK)	409,900
126,437	Japan Tobacco Inc. (JP)	475,635

		1,588,056

WIRELESS TELECOMMUNICATION SERVICES—1.6%
54,499,000	China Mobile Ltd. (CHN)	536,068

TOTAL COMMON STOCKS (Cost $20,578,485)		30,136,504

PREFERRED STOCKS—6.0%
COMMERCIAL BANKS—2.0%
36,504,459	Banco Bradesco SA (BR)	674,488

METALS & MINING—1.6%
17,383,000	Vale SA (BR)	531,725

OIL, GAS & CONSUMABLE FUELS—2.1%
42,345,000	Petroleo Brasileiro SA (BR)	688,158

PAPER & FOREST PRODUCTS—0.3%
9,545,875	Suzano Papel e Celulose SA (BR)	83,035

TEXTILES, APPAREL & LUXURY GOODS—0.0%
1,056,355	Nova America SA (BR)*	—	[z]

TOTAL PREFERRED STOCKS (Cost $358,016)		1,977,406

RIGHTS/WARRANTS—0.0%

Shares		Value (000s)

COMMERCIAL BANKS—0.0%
614,502	Banco Bradesco SA (BR)*	$2,485
28,553,197	Banco Santander SA (SP)*	5,395

TOTAL RIGHTS/WARRANTS (Cost $4,439)		7,880

SHORT-TERM INVESTMENTS—3.2%
Principal Amount (000s)

COMMERCIAL PAPER
	American Express Credit Corporation
$79,164	0.180%–02/04/2011-02/07/2011	79,164
114,890	0.190%–02/10/2011-02/15/2011	114,890

		194,054

	Chevron Corporation
50,000	0.160%–02/01/2011	50,000
50,000	0.170%–02/11/2011	50,000

		100,000

	Exxon Mobil Corporation
89,338	0.150%–02/02/2011-02/09/2011	89,338
86,040	0.160%–02/01/2011-02/02/2011	86,040

		175,378

	General Electric Company
49,448	0.180%–02/10/2011	49,448
90,478	0.190%–02/07/2011-02/08/2011	90,478
67,848	0.200%–02/03/2011-02/04/2011	67,848

		207,774

	HSBC Finance Corporation
50,763	0.190%–02/02/2011-02/03/2011	50,763
145,289	0.200%–02/14/2011-02/17/2011	145,289

		196,052

	Toyota Motor Credit Corporation
49,448	0.120%–02/04/2011	49,448
147,805	0.170%–02/08/2011-02/15/2011	147,805

		197,253

TOTAL SHORT-TERM INVESTMENTS (Cost $1,070,511)		1,070,511

TOTAL INVESTMENTS—99.7% (Cost $22,011,451)		33,192,301

CASH AND OTHER ASSETS, LESS LIABILITIES—0.3%		96,440

TOTAL NET ASSETS—100.0%		$33,288,741

2

Harbor International Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$187,724	$—	$—	$187,724
Europe	387,702	22,301,226	—	22,688,928
Latin America	678,139	51,719	—	729,858
North America	474,176	—	—	474,176
Pacific Basin	—	6,055,818	—	6,055,818
Preferred Stocks
Latin America	1,977,406	—	—	1,977,406
Rights/Warrants
Europe	—	5,395	—	5,395
Latin America	—	2,485	—	2,485
Short-Term Investments
Commercial Paper	—	1,070,511	—	1,070,511

Total	$3,705,147	$29,487,154	$—	$33,192,301

There were no material Level 3 holdings at January 31, 2011.

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

z	Fair valued in accordance with Harbor Funds Valuation Procedures.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 2.7%)

COMMON STOCKS—97.3%

Shares		Value (000s)

AEROSPACE & DEFENSE—1.6%
1,984,838	Rolls-Royce Group plc (UK)	$20,281
281,981	Safran SA (FR)	10,188

		30,469

AUTOMOBILES—4.6%
1,873,000	Astra International Tbk PT (ID)	10,198
421,197	Daimler AG (GER)*	30,811
1,078,800	Honda Motor Co. Ltd. (JP)	46,499

		87,508

BEVERAGES—3.2%
756,482	Anheuser-Busch InBev NV (BEL)	41,740
206,422	Pernod-Ricard SA (FR)	19,633

		61,373

BUILDING PRODUCTS—1.7%
719,041	Assa Abloy AB (SW)	19,566
346,877	Daikin Industries Ltd. (JP)	12,020

		31,586

CAPITAL MARKETS—1.6%
671,773	Julius Baer Group Ltd. (SWS)	30,398

CHEMICALS—5.5%
749,565	BASF SE (GER)	57,705
852,162	LyondellBasell Industries NV (US)*	30,627

COMMON STOCKS—Continued

Shares		Value (000s)

CHEMICALS—Continued
126,089	Novozymes AS (DEN)	$17,474

		105,806

COMMERCIAL BANKS—9.4%
389,028	Banco Bilbao Vizcaya Argentaria SA (SP)	4,770
8,874,078	Barclays plc (UK)	41,561
331,577	BNP Paribas (FR)	24,749
2,922,528	HSBC Holdings plc (UK)	31,865
1,009,213	ICICI Bank Ltd. ADR (IND)[1]	43,739
1,242,772	Standard Chartered plc (UK)	32,366

		179,050

DISTRIBUTORS—3.7%
10,717,000	Li & Fung Ltd. (HK)	69,803

DIVERSIFIED CONSUMER SERVICES—0.6%
552,800	Anhanguera Educacional Participacoes SA (BR)	11,723

ELECTRICAL EQUIPMENT—3.7%
311,215	Schneider Electric SA (FR)	48,454
728,836	Sensata Technologies Holding NV (NET)*	22,966

		71,420

ENERGY EQUIPMENT & SERVICES—0.4%
93,120	Core Laboratories NV (US)	8,498

FOOD & STAPLES RETAILING—4.4%
660,200	FamilyMart Company Ltd. (JP)	24,553
404,297	Metro AG (GER)	28,483
4,936,896	Tesco plc (UK)	31,824

		84,860

FOOD PRODUCTS—2.6%
925,575	Nestle SA (SWS)	50,005

HOTELS, RESTAURANTS & LEISURE—2.4%
753,397	Accor SA (FR)	34,420
3,115,700	Genting Bhd (MAL)	10,885

		45,305

HOUSEHOLD DURABLES—1.1%
3,643,514	PDG Realty SA Empreendimentos e Participacoes (BR)	20,152

HOUSEHOLD PRODUCTS—1.5%
527,805	Reckitt Benckiser Group plc (UK)	28,687

INDUSTRIAL CONGLOMERATES—2.1%
314,756	Siemens AG (GER)	40,350

INTERNET & CATALOG RETAIL—1.1%
581,900	Dena Co Ltd. (JP)	21,078

INTERNET SOFTWARE & SERVICES—3.7%
151,243	Baidu Inc. ADR (CHN)*[1]	16,430
250,880	Mail.ru Group Ltd. GDR (RUS)*[2,3]	8,931
301,437	MercadoLibre Inc. (AR)*	20,431
281,550	Sina Corporation (CHN)*	24,002

		69,794

MACHINERY—3.6%
142,700	Fanuc Corporation (JP)	22,582
1,524,000	Komatsu Ltd. (JP)	45,457

		68,039

MEDIA—2.9%
541,771	Naspers Ltd. (S. AFR)	28,205
543,753	Publicis Groupe SA (FR)	27,972

		56,177

4

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

COMMON STOCKS—Continued

Shares		Value (000s)

METALS & MINING—4.5%
442,561	Teck Resources Ltd. (CAN)	$26,805
795,445	ThyssenKrupp AG (GER)	32,240
1,177,617	Xstrata plc (UK)	26,082

		85,127

OFFICE ELECTRONICS—1.8%
692,700	Canon Inc. (JP)	34,097

OIL, GAS & CONSUMABLE FUELS—6.0%
8,365,300	CNOOC Ltd. (HK)	18,642
6,165,000	OGX Petroleo e Gas Participacoes SA (BR)*	63,649
1,502,787	Tullow Oil plc (UK)	31,972

		114,263

PHARMACEUTICALS—5.4%
398,642	Novo Nordisk AS (DEN)	44,883
1,079,556	Teva Pharmaceutical Industries Ltd. ADR (IL)[1]	58,998

		103,881

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.1%
3,905,800	BR Malls Participacoes SA (BR)	35,615
5,254,000	Hang Lung Properties Ltd. (HK)	23,073

		58,688

ROAD & RAIL—2.2%
633,749	Canadian National Railway Co. (CAN)	43,032

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—2.0%
1,875,550	ARM Holdings plc (UK)	15,452
546,139	ASML Holding NV (NET)	22,898

		38,350

SPECIALTY RETAIL—2.6%
627,853	Industria de Diseno Textil SA (SP)	47,476
28,010	Yamada Denki Co. Ltd. (JP)	1,901

		49,377

TEXTILES, APPAREL & LUXURY GOODS—5.1%
326,960	Adidas AG (GER)	20,347
345,941	Pandora AS (DEN)*	22,080
139,511	Swatch Group AG (SWS)	55,973

		98,400

COMMON STOCKS—Continued

Shares		Value (000s)

TRADING COMPANIES & DISTRIBUTORS—1.8%
4,661,000	Marubeni Corporation (JP)	$35,092

WIRELESS TELECOMMUNICATION SERVICES—1.4%
287,739	Millicom International Cellular SA (LUX)	26,832

TOTAL COMMON STOCKS (Cost $1,559,139)		1,859,220

SHORT-TERM INVESTMENTS—3.0%
(Cost $56,828)
Principal Amount (000s)
REPURCHASE AGREEMENTS
$56,828	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $57,967)	56,828

TOTAL INVESTMENTS—100.3% (Cost $1,615,967)		1,916,048

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.3)%		(5,096)

TOTAL NET ASSETS—100.0%		$1,910,952

5

Harbor International Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Africa	$—	$28,205	$—	$28,205
Europe	49,798	1,001,636	—	1,051,434
Latin America	—	151,570	—	151,570
Middle East/Central Asia	102,737	—	—	102,737
North America	108,962	—	—	108,962
Pacific Basin	40,432	375,880	—	416,312
Short-Term Investments
Repurchase Agreements	—	56,828	—	56,828

Total	$301,929	$1,614,119	$—	$1,916,048

The following is a reconciliation of the Fund’s Level 3 investment during the period ended January 31, 2011.

Valuation Description	Beginning Balance at 11/01/2010 (000s)	Purchases (000s)	(Sales) (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Transfers In/(Out) of Level 3 (000s)	Ending Balance as of 01/31/2011 (000s)
Preferred Stocks	$198	$—	$(193)	$—	$(2)	$(3)	$—	$—

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

2	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2011, these securities were valued at $8,931 or 1% of net assets.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 2.0%)

COMMON STOCKS—98.0%

Shares		Value (000s)

AEROSPACE & DEFENSE—10.9%
343,800	BAE Systems plc (UK)	$1,883
60,725	European Aeronautic Defense and Space Co. NV (FR)*	1,751
82,734	Finmeccanica SpA (IT)	1,118
28,150	Northrop Grumman Corporation (US)	1,951

		6,703

AUTOMOBILES—2.4%
9,799	Volkswagen AG (GER)	1,491

BUILDING PRODUCTS—1.6%
75,150	Masco Corporation (US)	1,001

CAPITAL MARKETS—5.2%
19,375	Credit Suisse Group AG (SWS)*	865
19,550	State Street Corporation (US)	913
80,040	UBS AG (SWS)*	1,433

		3,211

CHEMICALS—4.0%
24,400	Akzo Nobel NV (NET)	1,524
16,325	Shin-Etsu Chemical Co. Ltd. (JP)	919

		2,443

COMMERCIAL BANKS—8.5%
179,000	Barclays plc (UK)	838
62,649	Credit Agricole SA (FR)	925
106,607	HSBC Holdings plc (UK)	1,162
8,455	PNC Financial Services Group Inc. (US)	507
1,323,402	Royal Bank of Scotland Group plc (UK)*	883
27,500	Sumitomo Mitsui Financial Group Inc. (JP)	935

		5,250

COMPUTERS & PERIPHERALS—3.1%
41,800	Hewlett-Packard Co. (US)	1,910

DIVERSIFIED FINANCIAL SERVICES—5.8%
90,400	Bank of America Corporation (US)	1,241
281,323	Citigroup Inc. (US)*	1,356
85,514	ING Groep NV (NET)	974

		3,571

ELECTRONIC EQUIPMENT & INSTRUMENTS—2.9%
71,522	Hon Hai Precision Industry Co. Ltd. GDR (TW)[1]	634
32,375	Tyco Electronics Ltd. (US)	1,173

		1,807

COMMON STOCKS—Continued

Shares		Value (000s)

FOOD PRODUCTS—0.9%
17,700	Kraft Foods Inc. (US)	$541

HEALTH CARE EQUIPMENT & SUPPLIES—1.7%
17,275	Zimmer Holdings Inc. (US)*	1,022

HEALTH CARE PROVIDERS & SERVICES—2.1%
39,125	Aetna Inc. (US)	1,289

HOUSEHOLD DURABLES—1.6%
16,375	Fortune Brands Inc. (US)	1,010

INDUSTRIAL CONGLOMERATES—1.7%
34,500	Koninklijke Philips Electronics NV (NET)	1,075

INSURANCE—9.4%
13,775	ACE Ltd. (US)	848
133,824	Aegon NV (NET)	990
38,750	Allstate Corporation (US)	1,207
120,875	Aviva plc (UK)	860
41,100	MS&AD Insurance Group Holdings Inc. (JP)	980
14,125	Renaissance Holdings Ltd. (BM)	927

		5,812

IT SERVICES—1.4%
17,200	Cap Gemini SA (FR)	865

MEDIA—8.2%
583,050	Aegis Group plc (UK)	1,301
18,150	LaGardere SCA (FR)	807
34,275	Omnicom Group Inc. (US)	1,538
48,674	Vivendi SA (FR)	1,392

		5,038

MULTI-UTILITIES—1.8%
21,625	Sempra Energy (US)	1,126

MULTILINE RETAIL—1.8%
35,475	J.C. Penney Company Inc. (US)	1,138

OIL, GAS & CONSUMABLE FUELS—11.4%
167,025	BP plc (UK)*	1,312
27,700	Exxon Mobil Corporation (US)	2,235
61,800	Gazprom OAO ADR (RUS)[2]	1,637
53,000	Royal Dutch Shell plc (NET)	1,870

		7,054

PERSONAL PRODUCTS—1.5%
33,313	Avon Products Inc. (US)	943

PHARMACEUTICALS—1.3%
13,225	Johnson & Johnson (US)	791

SOFTWARE—2.6%
47,250	CA Inc. (US)	1,124
18,175	Microsoft Corporation (US)	504

		1,628

TRADING COMPANIES & DISTRIBUTORS—4.2%
47,250	Bunzl plc (UK)	576
122,450	Travis Perkins plc (UK)	1,982

		2,558

WIRELESS TELECOMMUNICATION SERVICES—2.0%
427,600	Vodafone Group plc (UK)	1,200

TOTAL COMMON STOCKS (Cost $53,525)		$60,477

7

Harbor Global Value Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—2.6%
(Cost $1,640)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$1,640	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $1,674)	$1,640

TOTAL INVESTMENTS—100.6% (Cost $55,165)		62,117

CASH AND OTHER ASSETS, LESS LIABILITIES—(0.6)%		(389)

TOTAL NET ASSETS—100.0%		$61,728

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$927	$30,714	$—	$31,641
North America	25,368	—	—	25,368
Pacific Basin	—	3,468	—	3,468
Short-Term Investments
Repurchase Agreements	—	1,640	—	1,640

Total	$26,295	$35,822	$—	$62,117

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

*	Non-income producing security.

1	GDR after the name of a holding stands for Global Depositary Receipts representing ownership of foreign securities. GDRs are issued by either U.S. or non-U.S. banking organizations.

2	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings by Country (% of net assets)

(Excludes net cash and short-term investments of 11.3%)

COMMON STOCKS—88.7%

Shares		Value (000s)

AEROSPACE & DEFENSE—2.4%
2,314	Precision Castparts Corp. (US)	$331

AUTOMOBILES—4.8%
3,303	Bayerische Motoren Werke AG (GER)	254
11,513	General Motors Co. (US)*	420

		674

BEVERAGES—0.8%
2,151	Anheuser-Busch InBev NV (BEL)	119

CAPITAL MARKETS—6.2%
12,358	Julius Baer Group Ltd. (SWS)	559
6,396	State Street Corporation (US)	299

		858

CHEMICALS—4.8%
5,107	Monsanto Company (US)	375
2,115	Novozymes AS (DEN)	293

		668

COMMERCIAL BANKS—11.5%
78,493	Barclays plc (UK)	368
1,875	ICICI Bank Ltd. ADR (IND)[1]	81
8,408	PNC Financial Services Group Inc. (US)	504
19,944	Wells Fargo & Company (US)	647

		1,600

COMMUNICATIONS EQUIPMENT—0.5%
1,292	Acme Packet Inc. (US)*	69

COMPUTERS & PERIPHERALS—3.9%
1,599	Apple Inc. (US)*	543

DISTRIBUTORS—3.5%
74,000	Li & Fung Ltd. (HK)	482

DIVERSIFIED CONSUMER SERVICES—0.8%
5,300	Anhanguera Educacional Participacoes SA (BR)	112

DIVERSIFIED FINANCIAL SERVICES—1.2%
543	CME Group Inc. (US)	168

COMMON STOCKS—Continued

Shares		Value (000s)

ELECTRICAL EQUIPMENT—2.4%
10,818	Sensata Technologies Holding NV (NET)*	$341

FOOD PRODUCTS—1.8%
4,583	Nestle SA (SWS)	248

HEALTH CARE EQUIPMENT & SUPPLIES—3.7%
1,610	Intuitive Surgical Inc. (US)*	520

HOTELS, RESTAURANTS & LEISURE—5.4%
204	Chipotle Mexican Grill Inc. (US)*	45
5,499	Starwood Hotels & Resorts Worldwide Inc. (US)	324
136,717	Wynn Macau Ltd. (HK)	382

		751

INTERNET & CATALOG RETAIL—2.6%
1,942	Amazon.com Inc. (US)*	329
1,167	MakeMyTrip Ltd. (IND)*	34

		363

INTERNET SOFTWARE & SERVICES—2.6%
4,193	MercadoLibre Inc. (AR)*	284
1,034	Opentable Inc. (US)*	81

		365

MARINE—1.7%
1,822	Kuehne & Nagel International AG (SWS)*	236

MEDIA—2.2%
8,067	Walt Disney Company (US)	314

METALS & MINING—2.2%
8,100	BHP Billiton plc (UK)	309

OIL, GAS & CONSUMABLE FUELS—3.9%
1,672	Amyris Inc. (US)*	53
1,679	Anadarko Petroleum Corporation (US)	129
34,700	OGX Petroleo e Gas Participacoes SA (BR)*	358

		540

REAL ESTATE MANAGEMENT & DEVELOPMENT—3.2%
32,900	BR Malls Participacoes SA (BR)	300
33,000	Hang Lung Properties Ltd. (HK)	145

		445

SOFTWARE—7.2%
3,769	ANSYS Inc. (US)*	198
1,500	AutoNavi Holdings Ltd. ADR (CHN)*[1]	25
3,944	Informatica Corp. (US)*	183
8,673	Nuance Communications Inc. (US)*	176
6,396	Oracle Corp. (US)	205
1,334	Salesforce.com Inc. (US)*	172
2,860	Velti plc (UK)*	39

		998

SPECIALTY RETAIL—5.0%
7,833	Industria de Diseno Textil SA (SP)	592
3,651	RUE21 Inc. (US)*	108

		700

TEXTILES, APPAREL & LUXURY GOODS—4.4%
9,555	Compagnie Financiere Richemont SA (SWS)*	520
1,285	Lululemon Athletica Inc. (CAN)*	88

		608

TOTAL COMMON STOCKS (Cost $9,764)		12,362

9

Harbor Global Growth Fund

PORTFOLIO OF INVESTMENTS—Continued

SHORT-TERM INVESTMENTS—9.1%
(Cost $1,270)
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS
$1,270	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by U.S. Treasury Note (market value $1,300)	$1,270

TOTAL INVESTMENTS—97.8% (Cost $11,034)		13,632

CASH AND OTHER ASSETS, LESS LIABILITIES—2.2%		309

TOTAL NET ASSETS—100.0%		$13,941

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Common Stocks
Europe	$341	$3,537	$—	$3,878
Latin America	284	770	—	1,054
Middle East/Central Asia	115	—	—	115
North America	6,281	—	—	6,281
Pacific Basin	25	1,009	—	1,034
Short-Term Investments
Repurchase Agreements	—	1,270	—	1,270

Total	$7,046	$6,586	$—	$13,632

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

10

*	Non-income producing security.

1	ADR after the name of a foreign holding stands for American Depositary Receipts representing ownership of foreign securities. ADRs are issued by U.S. banking institutions.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2011 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 27 separate portfolios. The portfolios covered by this report include: Harbor International Fund, Harbor International Growth Fund, Harbor Global Value Fund and Harbor Global Growth Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, including common stock, preferred stock, and convertible preferred stock, and financial derivative instruments, such as options contracts, that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and ask price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Preferred stock and other equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that are valued at amortized cost are normally categorized as Level 2 in the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized in Level 3 of the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that became available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs such as those described above are normally categorized as Level 2 in the fair value hierarchy.

11

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Harbor International Fund and Harbor International Growth Fund are not authorized to engage in options transactions on currencies. Call options tend to decrease a Fund’s exposure to the underlying instrument. Put options tend to increase a Fund’s exposure to the underlying instrument.

If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

See the Portfolio of Investments for each Fund for outstanding options as of January 31, 2011, if any.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

12

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Foreign Currency Spot Contracts

The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service selected by the Adviser. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. The Funds have entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign currency spot contracts.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

13

Harbor International & Global Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2011 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
INTERNATIONAL EQUITY FUNDS
Harbor International Fund*	$22,011,451	$11,479,245	$(298,395)	$11,180,850
Harbor International Growth Fund*	1,615,967	301,868	(1,787)	300,081
GLOBAL EQUITY FUNDS
Harbor Global Value Fund*	$55,165	$10,187	$(3,235)	$6,952
Harbor Global Growth Fund	11,034	2,601	(3)	2,598

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

14

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

03/2011	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.IG.0111

Quarterly Schedule of Portfolio Holdings

January 31, 2011

Strategic Markets Funds

	Institutional Class	Administrative Class

Harbor Commodity Real Return Strategy Fund	HACMX	HCMRX

Harbor Unconstrained Bond Fund	HAUBX	HRUBX

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -10.7%)

ASSET-BACKED SECURITIES—2.0%
Principal Amount (000s)		Value (000s)

$200	American Money Management Corporation Series 2005-5A Cl. A1A 0.539%—08/08/2017[1,2]	$189	[z]
495	Ares CLO Funds Series 2006-6RA Cl. A1B 0.530%—03/12/2018[1,2]	464	[z]
615	Argent Securities Inc. Series 2005-W2 Cl. A2B1 0.460%—10/25/2035[1]	524
991	Bayview Financial Acquisition Trust Series 2006-D Cl. 1A2 5.660%—12/28/2036[3]	1,003
29	First Franklin Mortgage Loan Asset Backed Certificates Series 2006-FF15 Cl. A3 0.310%—11/25/2036[1]	29
112	Gulf Stream Compass CLO Ltd. Series 2004-1A Cl. A 0.663%—07/15/2016[1,2]	110
€373	Harvest CLO SA Series IX Cl. A1 1.628%—03/29/2017[1]	514
$60	Olympic CLO Ltd. Series 2004-1A Cl. A1LA 0.716%–05/15/2016[1,2]	59	[z]
49	Premium Loan Trust Ltd. Series 2004-1A Cl. A 0.683%—10/25/2014[1,2]	48	[z]
681	Small Business Administration Participation Certificates Series 2007-20K Cl. 1 5.510%—11/01/2027	739
600	Venture CDO Ltd. Series 2006-7A Cl. A1A 0.533%—01/20/2022[1,2]	545	[z]
2	Wells Fargo Home Equity Trust Series 2005-4 Cl. AI2 0.510%—12/25/2035[1,2]	3

TOTAL ASSET-BACKED SECURITIES (Cost $4,143)		4,227

BANK LOAN OBLIGATIONS—0.7%
(Cost $1,474)
1,500	International Lease Finance Corporation Term Loan 6.750%—03/17/2015[1]	1,519

COLLATERALIZED MORTGAGE OBLIGATIONS—1.3%
Principal Amount (000s)		Value (000s)

$300	Arkle Master Issuer plc Series 2010-1A Cl. 2A 1.434%—05/17/2060[1,2]	$300
62	Bank of America Mortgage Securities Inc. Series 2004-1 Cl. 5A1 6.500%—09/25/2033	65
200	GS Mortgage Securities Corp. II Series 2010-C1 Cl. A2 4.592%—08/10/2043[2]	201
231	Harborview Mortgage Loan Trust Series 2005-2 Cl. 2A1A 0.481%—05/19/2035[1]	166
€454	Merrill Lynch Mortgage Investors Inc. Series 2006-1 Cl. 1A 2.177%—02/25/2036[1]	394
$493	NCUA Guaranteed Notes Series 2010-R3 Cl. 2A 0.821%—12/08/2020[1]	493
800	Wachovia Mortgage Loan Trust LLC Series 2005-B Cl. 2A4 3.076%—10/20/2035[1]	665
620	Washington Mutual Mortgage Pass Through Certificates Series 2006-AR1 Cl. 2A1A 1.393%—01/25/2046[1]	520

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $2,661)		2,804

CONVERTIBLE BONDS—0.8%
600	Amgen Inc. 0.125%—02/01/2011	600
700	Medtronic Inc. 1.500%—04/15/2011	704
200	National City Corporation 4.000%—02/01/2011	200
200	US Bancorp. 0.000%—09/20/2036[1,9]	198

TOTAL CONVERTIBLE BONDS (Cost $1,693)		1,702

CORPORATE BONDS & NOTES—20.1%
300	Ally Financial Inc. 6.875%—09/15/2011	308
800	7.250%—03/02/2011	803

		1,111

200	American Express Bank FSB 0.391%—05/29/2012[1]	200
1,100	Banco Santander Brazil SA 4.654%—12/29/2011[2,9]	1,053	[z]
500	Banco Santander Chile 1.553%—04/20/2012[1,2]	500
800	Bank of America Corp. 0.802%—09/11/2012[1]	796
£300	Bank of America Corp. MTN[4] 0.845%—06/11/2012[1]	469
$2,100	BPCE SA 2.061%—02/07/2014[1,2]	2,097
900	Centex Corporation 5.700%—05/15/2014	936
187	Citigroup Inc. 0.591%—11/05/2014[1]	180
1,500	1.753%—01/13/2014[1]	1,503
500	2.286%—08/13/2013[1]	511
400	6.000%—12/13/2013	439

		2,633

1

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

$500	CMS Energy Corp. 4.250%—09/30/2015	$503
2,000	Commonwealth Bank of Australia 0.582%—09/17/2014[1,2]	2,004
2,000	Credit Agricole SA MTN[4] 1.753%—01/21/2014[1,2]	2,003
500	CSC Holdings LLC 7.625%—04/01/2011	504
2,900	Dexia Credit Local 0.703%—03/05/2013[1,2]	2,887
1,500	DISH DBS Corp. 6.375%—10/01/2011	1,543
800	Ford Motor Credit Co. LLC 7.500%—08/01/2012	855
300	Georgia Pacific LLC 8.125%—05/15/2011	310
€2,000	Goldman Sachs Group Inc. 1.383%—02/04/2013[1]	2,701
$500	HCA Inc. 7.250%—09/15/2020	538
1,000	ING Bank NV MTN[4] 1.103%—03/30/2012[1,2]	998
100	International Lease Finance Corporation 6.500%—09/01/2014[2]	107
100	6.750%—09/01/2016[2]	108
100	7.125%—09/01/2018[2]	108

		323

800	International Lease Finance Corporation MTN[4] 5.400%—02/15/2012	822
500	5.625%—09/20/2013	514

		1,336

1,000	LeasePlan Corporation NV 3.000%—05/07/2012[2]	1,026
1,000	Limited Brands Inc. 6.900%—07/15/2017	1,070
900	Merrill Lynch & Co. Inc. MTN[4] 1.328%—05/30/2014[1]	1,159
200	Metropolitan Life Global Funding I 1.427%—09/17/2012[1,2]	203
$1,800	Morgan Stanley 1.903%—01/24/2014[1]	1,809
€500	Morgan Stanley MTN[4] 1.331%—11/29/2013[1]	654
1,200	1.357%—03/01/2013[1]	1,604

		2,258

700	New York Life Global Funding MTN[4] 1.144%—12/20/2013[1]	936
$1,800	Nordea Bank AB 1.203%—01/14/2014[1,2]	1,802
200	Pride International Inc. 0.883%—10/11/2011[1]	200
650	6.875%—08/15/2020	713

		913

300	Royal Bank of Scotland plc 2.704%—08/23/2013[1]	305
100	3.000%—12/09/2011[2]	102
300	4.875%—03/16/2015	306

		713

300	SLM Corporation[6] 1.772%—11/01/2016[5]	228
700	SLM Corporation MTN[4],6 3.172%—03/17/2014[5]	654
1,415	Svenska Handelsbanken AB 1.302%—09/14/2012[1,2]	1,420

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

	$600	UBS AG MTN[4] 1.384%—02/23/2012[1]	$605
	500	Volkswagen International Finance NV 1.625%—08/12/2013[2]	503
	1,500	Wachovia Corp. MTN[4] 2.074%—05/01/2013[1]	1,547

	TOTAL CORPORATE BONDS & NOTES (Cost $42,599)		43,146

FOREIGN GOVERNMENT OBLIGATIONS—1.6%
AUD$	500	Australia Government Bond[6] 3.000%—09/20/2025	535
	800	4.000%—08/20/2020	1,296

			1,831

	$600	Export-Import Bank of Korea MTN[4] 1.352%—03/13/2012[1,2]	600
	100	Petroleos Mexicanos 5.500%—01/21/2021	101
	800	Vnesheconombank 5.450%—11/22/2017[2]	795

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $3,117)		3,327

MORTGAGE PASS-THROUGH—4.7%
	3,010	Federal Home Loan Mortgage Corp. REMIC[7] 0.861%—12/15/2037[1]	3,015
	4,992	Federal National Mortgage Association 4.000%—01/01/2041	4,954
		Federal National Mortgage Association REMIC[7]
	541	0.610%—07/25/2037[1]	539
	540	0.640%—07/25/2037[1]	539
	376	0.700%—05/25/2036[1]	376
	148	0.705%—02/25/2037[1]	148

			1,602

	438	Government National Mortgage Association 0.561%—03/20/2037[1]	434

	TOTAL MORTGAGE PASS-THROUGH (Cost $10,008)		10,005

PURCHASED OPTIONS—0.0%

No. of Contracts
	8	Commodity Options Crude Oil 12/31/2011	38
	2,100,000	Interest Rate Swap Option 2.000%—11/19/2012	12

	TOTAL PURCHASED OPTIONS (Cost $42)		50

U.S. GOVERNMENT OBLIGATIONS—79.5%
Principal Amount (000s)
		U.S. Treasury Inflation Indexed Bonds[6]
	$2,524	0.500%—04/15/2015	2,615
	2,070	0.625%—04/15/2013	2,149

2

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

$1,900	1.125%—01/15/2021	$1,913
1,964	1.250%—04/15/2014	2,091
14,674	1.250%—07/15/2020[8]	15,075
5,474	1.375%—07/15/2018-01/15/2020	5,772
974	1.625%—01/15/2015	1,054
12,859	1.875%—07/15/2013-07/15/2015	13,820
11,170	1.875%—07/15/2019[8]	12,221
24,307	2.000%—04/15/2012-01/15/2026	26,482
21,412	2.000%—01/15/2014[8]	23,231
5,401	2.125%—01/15/2019[8]	6,020
2,094	2.375%—04/15/2011[8]	2,115
3,788	2.375%—01/15/2017-01/15/2027	4,206
12,245	2.500%—07/15/2016[8]	13,933
1,834	2.500%—01/15/2029	2,034
3,801	2.625%—07/15/2017	4,377
3,955	3.000%—07/15/2012	4,216
14,668	3.375%—01/15/2012[8]	15,347
406	3.625%—04/15/2028	514

		159,185

	U.S. Treasury Notes
10,000	0.500%—10/15/2013[8]	9,907
1,100	1.125%—06/30/2011	1,104

		11,011

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $168,343)		170,196

SHORT-TERM INVESTMENTS—11.8%
CERTIFICATES OF DEPOSIT—1.8%
1,000	Banco Bradesco SA 1.955%—01/24/2013[2]	1,000
800	Barclays Bank plc 1.402%—12/16/2011[1]	800
2,000	Itaú Unibanco SA 1.381%—04/20/2011	1,994

		3,794

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)
REPURCHASE AGREEMENTS—1.7%
$2,400	Repurchase Agreement with Barclay’s Capital dated January 31, 2011 due February 01, 2011 at 0.210% collateralized by U.S. Treasury Notes (market value $2,439)	$2,400
1,255	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by Federal Home Loan Mortgage Corp. (market value $1,280)	1,255

		3,655

U.S. TREASURY BILLS—8.3%
	U.S. Treasury Bills
60	0.159%—07/28/2011[8]	60
15,400	0.165%—06/16/2011	15,390
2,100	0.173%—07/14/2011	2,098
329	0.190%—06/16/2011	329

		17,877

TOTAL SHORT-TERM INVESTMENTS (Cost $25,326)		25,326

TOTAL INVESTMENTS—122.5% (Cost $259,406)		262,302
CASH AND OTHER ASSETS, LESS LIABILITIES—(22.5)%		(48,148)

TOTAL NET ASSETS—100.0%		$214,154

FUTURES CONTRACTS OPEN AT JANUARY 31, 2011

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Mill Wheat Futures (Buy)	49	€2	11/2011	$133
Eurodollar Futures-CME 90-day (Buy)	59	$14,750	03/2011	34
Eurodollar Futures-CME 90-day (Buy)	13	3,250	06/2011	1
Eurodollar Futures-CME 90-day (Buy)	22	5,500	03/2012	(3)
Wheat Futures (Buy)	23	115	03/2011	120
Wheat Futures (Sell)	23	115	03/2011	(68)
Wheat Futures (Sell)	18	90	12/2011	(108)

				$109

3

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2011

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Deutsche Bank AG	$377	$373	04/29/2011	$(4)
Brazilian Real (Buy)	Barclays Capital	689	687	04/04/2011	2
Brazilian Real (Buy)	JP Morgan Chase Bank, N.A.	695	683	03/02/2011	12
Brazilian Real (Sell)	Barclays Capital	695	692	03/02/2011	(3)
British Pound Sterling (Sell)	Royal Bank of Scotland plc	492	480	03/21/2011	(12)
Canadian Dollar (Buy)	Bank of America N.A.	398	394	02/17/2011	4
Canadian Dollar (Buy)	Deutsche Bank AG	513	510	02/17/2011	3
Canadian Dollar (Buy)	HSBC Bank USA, N.A.	319	318	02/17/2011	1
Canadian Dollar (Buy)	UBS AG	310	309	02/17/2011	1
Chinese Yuan (Buy)	Deutsche Bank AG	532	538	02/13/2012	(6)
Euro Currency (Buy)	Citibank N.A.	625	617	04/19/2011	8
Euro Currency (Sell)	Barclays Bank plc	164	158	02/07/2011	(6)
Euro Currency (Sell)	UBS AG	178	171	02/07/2011	(7)
Euro Currency (Sell)	UBS AG	9,671	9,532	04/19/2011	(139)
Indian Rupee (Buy)	Bank of America N.A.	13	13	03/09/2011	—
Indian Rupee (Buy)	Barclays Capital	543	550	03/09/2011	(7)
Indian Rupee (Buy)	Deutsche Bank AG	203	200	03/09/2011	3
Indian Rupee (Buy)	Deutsche Bank AG	680	695	03/09/2011	(15)
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	89	87	03/09/2011	2
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	107	110	03/09/2011	(3)
Indian Rupee (Buy)	Royal Bank of Scotland plc	101	103	03/09/2011	(2)
Indian Rupee (Buy)	UBS AG	54	55	03/09/2011	(1)
Indonesian Rupiah (Buy)	Deutsche Bank AG	157	160	10/31/2011	(3)
Indonesian Rupiah (Buy)	Goldman Sachs International	333	340	10/31/2011	(7)
Malaysian Ringgit (Buy)	Barclays Capital	338	330	02/07/2011	8
Malaysian Ringgit (Buy)	Barclays Capital	486	487	08/11/2011	(1)
Malaysian Ringgit (Buy)	HSBC Bank USA, N.A.	208	208	02/07/2011	—
Malaysian Ringgit (Buy)	HSBC Bank USA, N.A.	205	207	08/11/2011	(2)
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	33	33	02/07/2011	—
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	32	32	08/11/2011	—
Malaysian Ringgit (Sell)	Barclays Capital	338	338	02/07/2011	—
Malaysian Ringgit (Sell)	HSBC Bank USA, N.A.	207	208	02/07/2011	1
Malaysian Ringgit (Sell)	JP Morgan Chase Bank, N.A.	33	33	02/07/2011	—
Philippine Peso (Buy)	Barclays Capital	484	491	11/15/2011	(7)
Philippine Peso (Buy)	Deutsche Bank AG	491	500	02/07/2011	(9)
Philippine Peso (Buy)	Deutsche Bank AG	402	408	06/15/2011	(6)
Philippine Peso (Buy)	JP Morgan Chase Bank, N.A.	42	43	06/15/2011	(1)
Philippine Peso (Sell)	Barclays Capital	420	421	02/07/2011	1
Philippine Peso (Sell)	Barclays Capital	72	71	02/07/2011	(1)
Singapore Dollar (Buy)	Bank of America N.A.	460	459	06/09/2011	1
Singapore Dollar (Buy)	Barclays Bank plc	204	200	02/24/2011	4
Singapore Dollar (Buy)	Deutsche Bank AG	350	340	03/09/2011	10
Singapore Dollar (Buy)	Royal Bank of Scotland plc	78	78	09/09/2011	—
Singapore Dollar (Buy)	UBS AG	255	250	02/24/2011	5
Singapore Dollar (Sell)	Bank of America N.A.	459	459	02/24/2011	—
Singapore Dollar (Sell)	Royal Bank of Scotland plc	78	78	03/09/2011	—
South Korean Won (Buy)	Barclays Capital	398	399	05/09/2011	(1)
South Korean Won (Buy)	Deutsche Bank AG	301	300	05/09/2011	1
South Korean Won (Buy)	Goldman Sachs International	75	75	05/09/2011	—
South Korean Won (Buy)	HSBC Bank USA, N.A.	43	44	05/09/2011	(1)
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	878	859	05/09/2011	19
South Korean Won (Buy)	Royal Bank of Scotland plc	105	104	05/09/2011	1

					$(157)

INVESTMENTS SOLD SHORT AT JANUARY 31, 2011

Par Value (000s)	Security	Value (000s)
$(4,000)	Federal National Mortgage Association TBA (proceeds $3,983)	$(3,966)

4

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JANUARY 31, 2011

TOTAL RETURN SWAPS ON INDICES

Counterparty	Floating Rate	Pay/Receive Floating Rate	Index	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2011	$37,280	$999
Credit Suisse International	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2011	13,420	382
Deutsche Bank AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2011	12,628	345
Goldman Sachs Bank USA	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2011	41,330	1,144
JP Morgan Chase Bank, N.A.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2011	19,300	527
Morgan Stanley Capital Services Inc.	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2011	74,410	2,039
UBS AG	U.S. Treasury Bill	Pay	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2011	7,880	224
Deutsche Bank AG	U.S. Treasury Bill	Receive	Dow Jones-UBS Commodity Index Total ReturnSM	02/24/2011	200	3

Total Return Swaps on Indices						$5,663

TOTAL RETURN SWAPS ON COMMODITIES

Counterparty	Reference Entity	Pay/Receive Fixed Price	Fixed Price per Unit	Expiration Date	Number of Units	Unrealized Appreciation/ (Depreciation) (000s)
Morgan Stanley Capital Services Inc.	Chicago Board of Trade Wheat	Pay	$28.919	02/24/2011	244,338	$2
Credit Suisse International	COMEX Copper Futures	Pay	467.305	02/24/2011	611,450	(17)
Morgan Stanley Capital Services Inc.	Kansas City Board of Trade Wheat	Receive	73.165	02/24/2011	279,119	(2)
Credit Suisse International	LME Copper Futures	Receive	842.672	02/24/2011	603,389	20

Total Return Swaps on Commodities						$3

VARIANCE SWAPS ON COMMODITIES

Counterparty	Reference Assets	Pay/Receive Variance[f]	Initial Volatility Strike	Expiration Date	Notional Amount (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Brent Crude Oil Futures March 2011	Receive	$0.087	03/11/2011	$300	$(2)
Deutsche Bank AG	Corn Futures March 2011	Receive	0.152	02/18/2011	300	23
Deutsche Bank AG	Corn Futures March 2011	Receive	0.172	02/18/2011	200	—
Deutsche Bank AG	London Gold Market Fix Ltd.	Receive	0.050	02/11/2011	600	16
Goldman Sachs International	London Gold Market Fix Ltd.	Receive	0.074	04/12/2011	1,100	27
Deutsche Bank AG	S&P GSCI Crude Oil Index	Receive	0.114	05/17/2011	100	3
Deutsche Bank AG	S&P GSCI Crude Oil Index	Receive	0.111	05/17/2011	400	18

Variance Swaps on Commodities						$85

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	ING Verzekeringen NV 4.000% due 09/18/2013	Sell	1.400%	6/20/2011	1.230%	$—	$(1)	€200	$1
BNP Paribas S.A.	Centex Corporation Senior Bond 5.250% due 06/15/2015	Buy	1.000	6/20/2014	1.691	20	(11)	$900	31
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	197	204	1,600	(7)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	25	29	200	(4)
UBS AG	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	25	27	200	(2)
Barclays Bank plc	Dow Jones CDX North America High Yield Index Series 15, 5Y-0.037%	Sell	5.000	12/20/2015	4.145	71	35	2,000	36
BNP Paribas S.A.	Dow Jones CDX North America Investment Grade Index Series 15, 5Y-0.037%	Sell	1.000	12/20/2015	0.849	13	10	1,800	3

5

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 15, 5Y-0.037%	Sell	1.000%	12/20/2015	0.849%	$7	$2	$1,000	$5
JP Morgan Chase Bank, N.A.	Dow Jones CDX North America Investment Grade Index Series 15, 5Y-0.037%	Sell	1.000	12/20/2015	0.849	3	1	400	2
UBS AG	Dow Jones CDX North America Investment Grade Index Series 15, 5Y-0.037%	Sell	1.000	12/20/2015	0.849	11	9	1,600	2
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	6/20/2015	1.101	(4)	(20)	1,000	16
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	6/20/2015	1.101	(4)	(10)	900	6
Bank of America NA	French Republic 4.250% due 04/25/2019	Sell	0.250	6/20/2015	0.901	(5)	(3)	200	(2)
Bank of America NA	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	0.959	(3)	(2)	100	(1)
Barclays Bank plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	0.959	(3)	(2)	100	(1)
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	6/20/2015	0.901	(14)	(17)	500	3
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	0.959	(10)	(6)	300	(4)
Bank of America NA	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	3/20/2011	0.361	1	(3)	500	4
Morgan Stanley Capital Services Inc.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	3/20/2011	0.361	1	(8)	900	9
Goldman Sachs International	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.806	6	14	700	(8)
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.806	1	2	100	(1)
Bank of America NA	International Lease Finance Corporation 5.550% due 09/05/2012	Buy	5.000	9/20/2013	2.017	(38)	(14)	500	(24)
Goldman Sachs International	International Lease Finance Corporation 5.550% due 09/05/2012	Buy	5.000	3/20/2012	1.259	(34)	57	800	(91)
Deutsche Bank AG	Limited Brands Inc. Senior Bond 6.900% due 07/15/2017	Buy	1.000	9/20/2017	1.915	53	53	1,000	—
JP Morgan Chase Bank, N.A.	Petróleo Brasileiro SA 8.375% due 12/10/2018	Sell	1.000	9/20/2015	1.502	(7)	(9)	300	2
Deutsche Bank AG	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	6/20/2015	1.677	(14)	(13)	500	(1)
Bank of America NA	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	6/20/2015	0.612	8	5	500	3
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.665	2	3	100	(1)

Credit Default Swaps									$(24)

6

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS

Counterparty	Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
BNP Paribas S.A.	Brazil Cetip Interbank Deposit	Pay	11.880%	01/02/2013	R$	600	$2
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	11.670	01/02/2012		2,000	24
Goldman Sachs Bank USA	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		3,000	(2)
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.140	01/02/2012		600	4
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.360	01/02/2012		300	2
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.670	01/02/2012		800	10
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		700	(1)
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		300	—
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.880	01/02/2012		1,300	4
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.290	01/02/2012		2,500	(9)
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.600	01/02/2012		1,700	23
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		500	1
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		200	1
Deutsche Bank AG	UK Retail Prices Index All Items NSA	Pay	3.450	09/15/2012		£100	(2)
Royal Bank of Scotland plc	UK Retail Prices Index All Items NSA	Pay	3.440	09/14/2012		200	(5)

Interest Rate Swaps							$52

Total Swaps							$5,779

WRITTEN OPTIONS OPEN AT JANUARY 31, 2011

Description	Number of Shares/Contracts	Strike Index/ Price/Rate		Expiration Date	Value (000s)
Commodity-Heating Oil Future (Call)	(6)	300.00	Y	12/31/2011	$(21)
Credit Default Option 5 year (Call)	(200,000)	0.80%		03/16/2011	—
Credit Default Option 5 year (Call)	(600,000)	0.90		03/16/2011	(1)
Credit Default Option 5 year (Call)	(100,000)	0.80		06/15/2011	—
Credit Default Option 5 year (Call)	(100,000)	0.80		06/15/2011	—
Credit Default Option 5 year (Call)	(200,000)	0.80		06/15/2011	(1)
Credit Default Option 5 year (Call)	(300,000)	0.80		06/15/2011	(1)
Credit Default Option 5 year (Call)	(300,000)	0.80		06/15/2011	(1)
Credit Default Option 5 year (Call)	(400,000)	0.80		06/15/2011	(1)
Credit Default Option 5 year (Call)	(100,000)	0.80		09/21/2011	—
Credit Default Option 5 year (Put)	(200,000)	1.30		03/16/2011	—
Credit Default Option 5 year (Put)	(600,000)	1.60		03/16/2011	—
Credit Default Option 5 year (Put)	(100,000)	1.70		03/16/2011	—
Credit Default Option 5 year (Put)	(100,000)	1.80		03/16/2011	—
Credit Default Option 5 year (Put)	(100,000)	1.20		06/15/2011	—
Credit Default Option 5 year (Put)	(100,000)	1.20		06/15/2011	—
Credit Default Option 5 year (Put)	(300,000)	1.20		06/15/2011	(1)
Credit Default Option 5 year (Put)	(400,000)	1.20		06/15/2011	(1)
Credit Default Option 5 year (Put)	(400,000)	1.20		06/15/2011	(1)
Credit Default Option 5 year (Put)	(400,000)	1.20		06/15/2011	(1)
Credit Default Option 5 year (Put)	(100,000)	1.20		09/21/2011	—
Forward Volatility Swaption 1 year (Call)	(900,000)	0.51		10/11/2011	(7)[z]
Forward Volatility Swaption 1 year (Call)	(1,000,000)	0.53		10/11/2011	(7)
Forward Volatility Swaption 1 year (Call)	(2,000,000)	1.11		10/11/2011	(32)
Forward Volatility Swaption 1 year (Call)	(2,200,000)	1.09		11/14/2011	(35)
Interest Rate Swap Option 5 year (Call)	(1,300,000)	1.90		03/28/2011	(1)
Interest Rate Swap Option 1 year (Put)	(2,100,000)	1.00		11/19/2012	(23)
Interest Rate Swap Option 2 year (Put)	(400,000)	2.25		09/24/2012	(5)
Interest Rate Swap Option 2 year (Put)	(400,000)	2.25		09/24/2012	(5)
Interest Rate Swap Option 2 year (Put)	(8,600,000)	2.25		09/24/2012	(98)
Interest Rate Swap Option 3 year (Put)	(300,000)	3.00		06/18/2012	(3)
Interest Rate Swap Option 3 year (Put)	(900,000)	3.00		06/18/2012	(10)
Interest Rate Swap Option 3 year (Put)	(1,000,000)	3.00		06/18/2012	(11)
Interest Rate Swap Option 3 year (Put)	(1,400,000)	3.00		06/18/2012	(15)
Interest Rate Swap Option 3 year (Put)	(2,600,000)	3.00		06/18/2012	(28)
Interest Rate Swap Option 5 year (Put)	(1,300,000)	2.70		03/28/2011	(4)
Commodity-Jet Fuel Future (Call)	(2)	$250.00		12/31/2011	(31)
Eurodollar Futures Option—CME (Call)	(46)	99.38		09/19/2011	(27)
Eurodollar Futures Option—CME (Put)	(46)	99.38		09/19/2011	(15)

Written options outstanding, at value (premiums received of $323)					$(387)

7

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund's investments as of January 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$2,922	$1,305	$4,227
Bank Loan Obligations	—	1,519	—	1,519
Collateralized Mortgage Obligations	—	2,804	—	2,804
Convertible Bonds	—	1,702	—	1,702
Corporate Bond & Notes	—	42,093	1,053	43,146
Foreign Government Obligations	—	3,327	—	3,327
Mortgage Pass-Through	—	10,005	—	10,005
Purchased Options	—	50	—	50
U.S. Government Obligations	—	170,196	—	170,196
Short-Term Investments
Certificates of Deposit	—	3,794	—	3,794
Repurchase Agreements	—	3,655	—	3,655
U.S. Treasury Bills	—	17,877	—	17,877

Total Investments in Securities	$—	$259,944	$2,358	$262,302

Investments in Other Financial Instruments
Forward Currency Contracts	—	(157)	—	(157)
Futures Contracts	(24)	133	—	109
Investments Sold Short	—	(3,966)	—	(3,966)
Options-Written	(42)	(338)	(7)	(387)
Swap Agreements	—	5,779	—	5,779

Total Investments in Other Financial Instruments	$(66)	$1,451	$(7)	$1,378

Total Investments	$(66)	$261,395	$2,351	$263,680

The following is a reconciliation of the Fund’s Level 3 investment during the period ended January 31, 2011.

Valuation Description	Beginning Balance at 11/01/2010 (000s)	Purchases (000s)	(Sales) (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In of Level 3[g] (000s)	Transfers (out) of Level 3 (000s)	Ending Balance as of 01/31/2011[w] (000s)
Asset-Backed Securities	$1,255	$59	$(21)	$3	$1	$8	$—	$—	$1,305
Corporate Bond & Notes	—	1,072	—	3	—	(22)	—	—	1,053
Options-Written	—	—	—	—	—	(2)	(5)	—	(7)
Swap Agreements	—	4,500	$(4,379)	—	(121)	—	—	—	—

	$1,255	$5,631	$(4,400)	$6	$(120)	$(16)	$(5)	$—	$2,351

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund's derivative instruments categorized by risk exposure as of January 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Commodity Contracts	$6,025	$(249)
Credit Contracts	123	(156)
Foreign Exchange Contracts	87	(244)
Interest Rate Contracts	106	(348)

Total	$6,341	$(997)

8

Harbor Commodity Real Return Strategy Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2011.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2011, these securities were valued at $21,235 or 10% of net assets.

3	Step coupon security.

4	MTN after the name of a security stands for Medium Term Note.

5	Variable rate security. The stated rate represents the rate in effect at January 31, 2011.

6	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

7	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

8	At January 31, 2011, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $97,909 or 46% of net assets.

9	Security becomes interest bearing at a future date.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/ sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

f	At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, the Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike price. As a payer of the realized price variance, the Fund would owe the payoff the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike price.

g	Transferred from Level 2 to Level 3 due to lack of observable market data for pricing input.

w	The net unrealized appreciation/(depreciation) as of 01/31/2011 is $(22).

y	Amount represents Index Value.

z	Valued by subadviser in accordance with Harbor Funds Valuation Procedures.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of 29.3%)

ASSET-BACKED SECURITIES—1.0%
Principal Amount (000s)		Value (000s)

$100	Plymouth Rock CLO Ltd. Series 2010-1A Cl. A 1.920%—02/16/2019[1,2]	$99	[z]
7	Truman Capital Mortgage Loan Trust Series 2004-1 Cl. A1 0.600%—01/25/2034[1,2]	7

TOTAL ASSET-BACKED SECURITIES (Cost $107)		106

BANK LOAN OBLIGATIONS—4.9%
(Cost $494)
500	American General Finance Corporation Term Loan 7.250%—04/21/2015[1]	508

COLLATERALIZED MORTGAGE OBLIGATIONS—2.0%
44	Bank of America Alternative Loan Trust Series 2003-2 Cl. CB1 5.750%—04/25/2033	46
23	Bank of America Funding Corporation Series 2004-A Cl. 4A1 2.921%—06/20/2032[3]	22
35	Impac CMB Trust Series 2004-4 Cl. 1A1 0.900%—09/25/2034[1]	28
13	MASTR Adjustable Rate Mortgages Trust Series 2004-4 Cl. 3A1 2.495%—05/25/2034[3]	13
100	Wachovia Bank Commercial Mortgage Trust Series 2006-C29 Cl. A2 5.275%—11/15/2048	102

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $204)		211

CONVERTIBLE BONDS—0.3%
(Cost $30)
30	Amgen Inc. 0.125%—02/01/2011	30

CONVERTIBLE PREFERRED STOCKS—0.1%
	(Cost $5)

Shares			Value (000s)

	ELECTRIC UTILITIES—0.1%
	100	PPL Corporation 9.500%—07/01/2013	$6

CORPORATE BONDS & NOTES—13.7%
Principal Amount (000s)
	$100	Ally Financial Inc. 7.250%—03/02/2011	100
	100	Bank of America Corporation 6.500%—08/01/2016	111
	100	Barclays Bank plc 1.343%—01/13/2014[1]	101
	50	Countrywide Financial Corporation MTN[4] 5.800%—06/07/2012	53
	100	Ford Motor Credit Co. LLC 9.875%—08/10/2011	104
	100	Goldman Sachs Group Inc. 7.500%—02/15/2019	117
	100	International Lease Finance Corporation 6.500%—09/01/2014[2]	107
	100	Lyondell Chemical Co. 11.000%—05/01/2018	115
	100	Morgan Stanley 5.750%—01/25/2021	101
	100	Morgan Stanley MTN[4] 7.300%—05/13/2019	111
	100	Reynolds Group Issuer Inc. 6.875%—02/15/2021[2]	101
	100	Royal Bank of Scotland plc 5.625%—08/24/2020	97
	100	Royal Bank of Scotland plc MTN[4] 5.500%—03/23/2020	133
	50	Wynn Las Vegas LLC 7.750%—08/15/2020[2]	53

	TOTAL CORPORATE BONDS & NOTES (Cost $1,388)		1,404

FOREIGN GOVERNMENT OBLIGATIONS—1.9%
AUD$	100	Australia Government Bond 4.750%—06/15/2016	97
CAD$	100	Canadian Government Bond 1.500%—12/01/2012	100

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $189)		197

MORTGAGE PASS-THROUGH—24.7%
	$32	Federal Home Loan Mortgage Corp. REMIC[5] 0.611%—12/15/2030[1]	33
	51	5.500%—03/15/2017	52

			85

	30	Federal National Mortgage Association 2.582%—07/01/2032[1]	31
	1,900	4.000%—03/01/2040-01/01/2041	1,885

			1,916

10

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued

Shares		Value (000s)

$44	Federal National Mortgage Association REMIC[5] 0.380%—03/25/2034[1]	$44
500	Federal National Mortgage Association TBA[6] 4.000%—01/13/2041	496

TOTAL MORTGAGE PASS-THROUGH (Cost $2,568)		2,541

MUNICIPAL BONDS—4.3%
100	Buckeye Tobacco Settlement Financing Authority 5.875%—06/01/2047	65
100	6.000%—06/01/2042	68

		133

100	California State 7.600%—11/01/2040	104
200	New York City, NY 5.887%—12/01/2024	200

TOTAL MUNICIPAL BONDS (Cost $440)		437

PURCHASED OPTIONS—0.3%
No. of Contracts (000s)
100	Credit Default Option 5 year 1.200%—03/16/2011	—
200	Interest Rate Swap Option 30 year 3.800%—12/18/2013	27

TOTAL PURCHASED OPTIONS (Cost $24)		27

U.S. GOVERNMENT OBLIGATIONS—17.5%
Principal Amount (000s)
$50	U.S. Treasury Bonds 4.625%—02/15/2040	51
100	7.875%—02/15/2021	139

		190

301	U.S. Treasury Inflation Indexed Bonds[7] 1.250%—07/15/2020	309

U.S. GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)		Value

$100	U.S. Treasury Notes 1.875%—09/30/2017	$95
100	2.500%—06/30/2017	100
200	3.125%—05/15/2019	202
250	3.625%—08/15/2019-02/15/2020	259
600	3.750%—11/15/2018[8]	637

		1,293

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $1,801)		1,792

SHORT-TERM INVESTMENTS—31.3%
REPURCHASE AGREEMENTS—28.4%
$1,000	Repurchase Agreement with Barclay’s Capital dated January 31, 2011 due February 01, 2011 at 0.240% collateralized by Federal Home Loan Mortgage Corp. (market value $3,840)	$1,000
1,000	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2011 due February 01, 2011 at 0.230% collateralized by U.S. Treasury Notes (market value $1,020)	1,000
600	Repurchase Agreement with Deutsche Bank dated January 31, 2011 due February 01, 2011 at 0.220% collateralized by U.S. Treasury Notes (market value $612)	600
309	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by U.S. Treasury Notes (market value $320)	309

		2,909

U.S. TREASURY BILLS—2.9%
300	U.S. Treasury Bills 0.163%—07/28/2011	300

TOTAL SHORT-TERM INVESTMENTS (Cost $3,209)		3,209

TOTAL INVESTMENTS—102.0% (Cost $10,459)		10,468

CASH AND OTHER ASSETS, LESS LIABILITIES—(2.0)%		(202)

TOTAL NET ASSETS—100.0%		$10,266

FUTURES CONTRACTS OPEN AT JANUARY 31, 2011

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Euribor Interest Rate-3 month (Buy)	4	€1,000	06/2011	$(3)
Euro-Bobl Futures (Sell)	3	300	03/2011	3
Eurodollar Futures-CME 90-day (Buy)	2	$500	03/2011	—
Eurodollar Futures-CME 90-day (Buy)	8	2,000	12/2011	1
Eurodollar Futures-CME 90-day (Buy)	1	250	03/2012	—
U.S. Treasury Bond Futures-30 year (Sell)	7	700	03/2011	5
U.S. Treasury Note Futures-5 year (Sell)	9	900	03/2011	(1)
U.S. Treasury Note Futures-10 year (Sell)	10	1,000	03/2011	—

				$5

11

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2011

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Deutsche Bank AG	$101	$100	04/29/2011	$(1)
Brazilian Real (Buy)	Barclays Capital	31	31	04/04/2011	—
Brazilian Real (Buy)	JP Morgan Chase Bank, N.A.	31	30	03/02/2011	1
Brazilian Real (Sell)	Barclays Capital	31	31	03/02/2011	—
British Pound Sterling (Sell)	Deutsche Bank AG	72	70	03/21/2011	(2)
Canadian Dollar (Buy)	Barclays Bank plc	33	33	02/17/2011	—
Canadian Dollar (Buy)	Deutsche Bank AG	33	33	02/07/2011	—
Canadian Dollar (Buy)	Deutsche Bank AG	54	54	02/17/2011	—
Chinese Yuan (Buy)	Bank of America N.A.	28	28	09/14/2011	—
Chinese Yuan (Buy)	Barclays Capital	10	10	04/07/2011	—
Chinese Yuan (Buy)	Deutsche Bank AG	25	25	11/15/2011	—
Chinese Yuan (Buy)	Deutsche Bank AG	91	93	02/03/2012	(2)
Chinese Yuan (Buy)	Deutsche Bank AG	52	53	02/13/2012	(1)
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	45	45	04/07/2011	—
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	32	32	04/28/2011	—
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	13	13	06/15/2011	—
Chinese Yuan (Buy)	UBS AG	18	18	09/14/2011	—
Euro Currency (Sell)	UBS AG	408	402	04/19/2011	(6)
Hong Kong Dollar (Buy)	Goldman Sachs International	17	17	04/21/2011	—
Hong Kong Dollar (Buy)	JP Morgan Chase Bank, N.A.	28	28	04/21/2011	—
Indian Rupee (Buy)	Barclays Capital	2	2	03/09/2011	—
Indian Rupee (Buy)	Barclays Capital	66	66	05/09/2011	—
Indian Rupee (Buy)	Deutsche Bank AG	1	1	03/09/2011	—
Japanese Yen (Sell)	Deutsche Bank AG	38	38	04/14/2011	—
Malaysian Ringgit (Buy)	Barclays Capital	58	57	02/07/2011	1
Malaysian Ringgit (Buy)	Barclays Capital	57	57	08/11/2011	—
Malaysian Ringgit (Sell)	Barclays Capital	58	57	02/07/2011	(1)
Norwegian Krone (Buy)	Barclays Bank plc	65	63	02/07/2011	2
Singapore Dollar (Buy)	Bank of America N.A.	18	18	06/09/2011	—
Singapore Dollar (Buy)	Barclays Bank plc	6	6	02/24/2011	—
Singapore Dollar (Buy)	Deutsche Bank AG	59	58	06/09/2011	1
Singapore Dollar (Buy)	JP Morgan Chase Bank, N.A.	6	6	02/24/2011	—
Singapore Dollar (Buy)	UBS AG	6	6	02/24/2011	—
Singapore Dollar (Sell)	Bank of America N.A.	18	18	02/24/2011	—
South Korean Won (Buy)	Deutsche Bank AG	6	6	05/09/2011	—
South Korean Won (Buy)	Goldman Sachs International	39	39	05/09/2011	—
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	137	136	05/09/2011	1
Taiwan Dollar (Buy)	Bank of America N.A.	9	8	04/06/2011	1
Taiwan Dollar (Buy)	Deutsche Bank AG	7	7	04/06/2011	—
Taiwan Dollar (Buy)	Goldman Sachs International	34	34	04/06/2011	—
Taiwan Dollar (Buy)	JP Morgan Chase Bank, N.A.	42	41	04/06/2011	1

					$(5)

INVESTMENTS SOLD SHORT AT JANUARY 31, 2011

Par Value (000s)	Security	Value (000s)
$(1,000)	Federal National Mortgage Association TBA	$(1,046)
(200)	U.S. Treasury Notes	(189)

	Investments Sold Short, at value (proceeds $1,235)	$(1,235)

12

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JANUARY 31, 2011

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	11.910%	01/02/2013	R$	100	$(1)
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	11.940	01/02/2012		300	—
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.200	01/02/2014		700	(2)
Deutsche Bank AG	British Bankers’ Association LIBOR USD 3-Month	Receive	2.750	12/15/2020		$300	19
Goldman Sachs Bank USA	British Bankers’ Association LIBOR USD 3-Month	Receive	2.750	12/15/2020		200	13
Goldman Sachs Bank USA	British Bankers’ Association LIBOR USD 3-Month	Receive	4.000	12/15/2040		300	12
JP Morgan Chase Bank, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	2.750	12/15/2020		500	30

Interest Rate Swaps							$71

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	Dow Jones CDX North America Investment Grade Index Series 15, 0.037%	Buy	1.000%	12/20/2015	0.849%	$(1)	$—	$100	$(1)
JP Morgan Chase Bank, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	0.984	(4)	(4)	100	—
Goldman Sachs International	Markit CMBX North America Series AAA.3-0.0365%	Buy	0.080	12/13/2049	0.959	5	14	100	(9)
Goldman Sachs International	Markit CMBX North America Series AAA.3-0.0365%	Buy	0.350	02/17/2051	1.148	5	15	100	(10)

Credit Default Swaps									$(20)

Total Swaps									$51

WRITTEN OPTIONS OPEN AT JANUARY 31, 2011

Description	Number of Shares/Contracts	Strike Index/ Price/Rate	Expiration Date	Value (000s)
Credit Default Option 5 year (Put)	(200,000)	1.50%	03/16/2011	$—
Credit Default Option 5 year (Put)	(100,000)	1.20	06/15/2011	—
Credit Default Option 5 year (Put)	(100,000)	1.30	06/15/2011	—
Forward Volatility Swaption 1 year (Call)	(200,000)	0.53	10/11/2011	(2)
Eurodollar Futures Option—CME (Call)	(1)	$99.38	09/19/2011	(1)
Eurodollar Futures Option—CME (Put)	(1)	99.38	09/19/2011	—

Written options outstanding, at value (premiums received of $3)				$(3)

13

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund’s investments as of January 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$7	$99	$106
Bank Loan Obligations	—	508	—	508
Collateralized Mortgage Obligations	—	211	—	211
Convertible Bonds	—	30	—	30
Convertible Preferred Stocks	—	6	—	6
Corporate Bond & Notes	—	1,404	—	1,404
Foreign Government Obligations	—	197	—	197
Mortgage Pass-Through	—	2,541	—	2,541
Municipal Bonds	—	437	—	437
Purchased Options	—	27	—	27
U.S. Government Obligations	—	1,792	—	1,792
Short-Term Investments
Repurchase Agreements	—	2,909	—	2,909
U.S. Treasury Bills	—	300	—	300

Total Investments in Securities	$—	$10,369	$99	$10,468

Investments in Other Financial Instruments
Forward Currency Contracts	—	(5)	—	(5)
Futures Contracts	5	—	—	5
Investments Sold Short	—	(1,235)	—	(1,235)
Options-Written	—	(3)	—	(3)
Swap Agreements	—	51	—	51

Total Investments in Other Financial Instruments	$5	$(1,192)	$—	$(1,187)

Total Investments	$5	$9,177	$99	$9,281

The following is a reconciliation of the Fund’s Level 3 investment during the period ended January 31, 2011.

Valuation Description	Beginning Balance at 11/01/2010 (000s)	Purchases (000s)	(Sales) (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/ (Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Net Transfers In/ (Out) of Level 3 (000s)	Ending Balance as of 01/31/2011[w] (000s)
Asset-Backed Securities	$—	$100	$—	$—	$—	$(1)	$—	$99

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund’s derivative instruments categorized by risk exposure as of January 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$—	$(20)
Foreign Exchange Contracts	8	(13)
Interest Rate Contracts	83	(10)

Total	$91	$(43)

14

Harbor Unconstrained Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2011.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2011, these securities were valued at $367 or 4% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at January 31, 2011.

4	MTN after the name of a security stands for Medium Term Note.

5	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

6	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2011. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments).

7	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

8	At January 31, 2011, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $637 or 6% of net assets.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/ sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

w	The net unrealized appreciation/(depreciation) as of 01/31/2011 is $(1).

z	Valued by subadviser in accordance with Harbor Funds Valuation Procedures.

AUD$	Australian Dollar.

CAD$	Canadian Dollar.

R$	Brazilian Real.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

15

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2011 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 27 separate portfolios. The portfolios covered by this report are the Harbor Commodity Real Return Strategy Fund and the Harbor Unconstrained Bond Fund (the “Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Fund.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, including common stock, preferred stock, and convertible preferred stock, and financial derivative instruments, such as futures contracts and options contracts, that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and ask price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Preferred stock and other equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities, including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible preferred securities (other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

16

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, and swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized in Level 3 of the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that became available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs such as those described above are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

17

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. There is minimal counterparty risk with futures contracts, as they are exchange traded, and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by a Fund as unrealized gains or losses. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

See the Portfolio of Investments for each Fund for open futures contracts held as of January 31, 2011, if any.

Options

Consistent with its investment policies, each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure if written.

If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, such Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

18

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

See the Portfolio of Investments for each Fund for outstanding options as of January 31, 2011, if any.

Swap Agreements

Each Fund may invest in swap agreements to help manage interest rate risk or credit risk a Fund is subject to in the normal course of pursuing its investment objectives. A Fund may use swaps to manage exposure to changes in interest rates or credit quality, to create or adjust exposure to certain markets, to enhance total return or hedge the value of portfolio securities, or to adjust overall portfolio duration and credit exposure. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. Swaps are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. When evaluated prices supplied by a pricing vendor are not readily available, swaps would be valued using prices supplied by a Fund’s subadviser. The subadviser would normally determine a price using its own internal valuation models that are based upon correlations and relationships between swap price movements and other factors, such as changes in swap curves and interest rates, which are recognized by institutional traders.

Each Fund may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, such Fund will lose its investment and recover nothing. However, if an event of default occurs, a Fund (if the buyer) is entitled to receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2011 for Harbor Commodity Real Return Strategy Fund and Harbor Unconstrained Bond Fund is $15,774 and $100, respectively. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations.

Total return swap agreements involve commitments to pay or receive interest in exchange for a market-linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Fund will receive a payment from or make a payment to the counterparty.

Variance swap agreements involve two parties agreeing to exchange cash flows based on the measured variance of a specified underlying asset. One party agrees to exchange a “fixed rate” or strike price payment for the “floating rate” or realized price variance on the underlying asset with respect to the notional amount. At inception, the strike price is generally chosen such that the fair value of the swap is zero. At the maturity date, a net cash flow is exchanged, where the payoff amount is equivalent to the difference between the realized price variance of the underlying asset and the strike price multiplied by the notional amount. As a receiver of the realized price variance, a Fund would receive the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would owe the payoff amount when the variance is less than the strike. As a payer of the realized price variance a Fund would owe the payoff amount when the realized price variance of the underlying asset is greater than the strike price and would receive the payoff amount when the variance is less than the strike.

19

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Each Fund will only enter into swap agreements with counterparties to such transactions that meet the minimum credit quality requirements applicable to a Fund generally and meet any other appropriate counterparty criteria as determined by a Fund’s subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated).

Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statements of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates. A Fund’s maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from the counterparty over the contract’s remaining life or the fair value of the contract. This risk is mitigated by entering into swap agreements with only highly-rated counterparties, the existence of a master netting arrangement with the fund and the counterparty, and the posting of collateral by the counterparty.

See the Portfolio of Investments for each Fund for swap agreements outstanding at January 31, 2011, if any.

Commodities Index-Linked/Structured Notes

Each Fund may invest in structured notes, the value of which will rise and fall in response to changes in the underlying commodity index. Structured notes are often leveraged, increasing the volatility of each note’s value relative to the change in the underlying financial index. Structured notes may entail a greater degree of market risk than other types of debt securities because the investor bears the risk of the underlying commodity index. Structured notes may also be more volatile, less liquid, and more difficult to accurately price than less complex securities or more traditional debt securities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses. Net payments are recorded as net realized gains and losses. These notes are subject to prepayment, credit and interest rate risks. A Fund has the option to request prepayment from the issuer. At maturity, or when a note is sold, the Fund records a realized gain or loss.

Inflation-Indexed Bonds

Each Fund may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Each Fund may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

20

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Forward Commitments and When-Issued Securities

Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, such Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. A Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in such Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but the Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on a when-issued or forward commitment basis, such Fund will maintain in a segregated account with the Fund’s custodian or set aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian or set aside on a Fund’s records while the commitment is outstanding.

See the Portfolio of Investments for each Fund for outstanding forward commitments or when-issued securities as of January 31, 2011, if any.

21

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Short Sales

Each Fund may engage in short-selling which obligates a Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which such Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain in a segregated account or set aside in the Fund’s records, cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

See the Portfolio of Investments for each Fund for outstanding short sales as of January 31, 2011, if any.

Foreign Forward Currency Contracts

Each Fund may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Board of Trustees. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote. The Funds have entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign forward currency contracts.

See the Portfolio of Investments for each Fund for outstanding foreign forward currency contracts as of January 31, 2011, if any.

Foreign Currency Spot Contracts

The Funds may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service selected by the Board of Trustees. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. The Funds have entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign currency spot contracts.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized

22

Harbor Strategic Markets Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

Basis for Consolidation for the Harbor Commodity Real Return Fund

The Harbor Cayman Commodity Fund, Ltd. (the “Subsidiary”), a Cayman Islands exempted company, was incorporated on August 4, 2008 as a wholly-owned subsidiary acting as an investment vehicle for Harbor Commodity Real Return Strategy Fund in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies specified in its prospectus and statement of additional information. Under the Articles of Association of the Subsidiary, Harbor Commodity Real Return Strategy Fund will remain the sole shareholder of the Subsidiary and retain all rights associated with shares in the Subsidiary. The shares issued by the Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Subsidiary. As of January 31, 2011, the Subsidiary represented approximately $46,677 or approximately 22% of the net assets of Harbor Commodity Real Return Strategy Fund.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2011 are as follows:

	Identified Cost	Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
		Appreciation	(Depreciation)
Harbor Commodity Real Return Strategy Fund	$259,406	$3,303	$(407)	$2,896
Harbor Unconstrained Bond Fund*	10,459	91	(82)	9

*	Capital loss carryforwards are available which may reduce taxable income from future net realized gain on investments.

23

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

03/2011	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.SMF.0111

Quarterly Schedule of Portfolio Holdings

January 31, 2011

Fixed Income Funds

	Institutional Class	Administrative Class	Investor Class

Harbor High-Yield Bond Fund	HYFAX	HYFRX	HYFIX

Harbor Bond Fund	HABDX	HRBDX	N/A

Harbor Real Return Fund	HARRX	HRRRX	N/A

Harbor Money Market Fund	HARXX	HRMXX	N/A

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Equity Holdings (% of net assets)

(Excludes net cash and short-term investments of 8.2%)

BANK LOAN OBLIGATIONS—9.8%
Principal Amount 000s)		Value (000s)

AUTO COMPONENTS—0.1%
	Federal-Mogul Corporation Term Loan B
$2,217	2.198%—12/29/2014[1]	$2,162

CAPITAL MARKETS—0.7%
	Nuveen Investments Inc. First-Lien Term Loan
3,895	3.304%—11/13/2014[1]	3,820
4,552	5.797%—05/13/2017[1]	4,598
	Second-Lien Term Loan
2,000	12.500%—07/31/2015[1]	2,169

		10,587

CHEMICALS—0.3%
	PQ Corporation Second Lien Loan
3,000	6.760%—07/30/2015[1]	2,953
	Univar Inc. Term Loan B
2,665	6.250%—10/10/2014[1]	2,699

		5,652

COMMERCIAL SERVICES & SUPPLIES—0.8%
	Hertz Corporation Letter of Credit
467	0.284%—12/21/2012[1]	467
	Term Loan B
2,514	2.010%—12/21/2012[1]	2,515

		2,982

	Sequa Corp. Term Loan
3,250	3.560%—12/03/2014[1]	3,224
	ServiceMaster Company
563	Delayed Draw Term Loan 2.760%—07/24/2014[1]	557
6,652	Closing Date Loan 2.780%—07/24/2014[1]	6,575

		7,132

		13,338

COMMUNICATIONS EQUIPMENT—0.2%
	CommScope Inc. Term Loan B
3,900	5.000%—01/14/2018[1]	3,970

CONTAINERS & PACKAGING—0.5%
	Reynolds Group Issuer Inc. Incremental Term Loan C
988	6.250%—05/05/2016[1]	991
2,450	Incremental Term Loan D 6.500%—09/28/2016[1]	2,456

		3,447

	Smurfit-Stone Container Corporation Term Loan
3,980	6.750%—02/22/2016[1]	4,011

		7,458

DIVERSIFIED CONSUMER SERVICES—0.4%
	Education Management LLC Term Loan C
5,989	4.313%—06/03/2016[1]	5,891

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount 000s)		Value (000s)

DIVERSIFIED TELECOMMUNICATION SERVICES—0.2%
	Avaya Inc. Term Loan
$4,213	3.034%—10/24/2014[1]	$4,137

ENERGY EQUIPMENT & SERVICES—0.1%
	Dresser Inc. Term Loan B
1,000	2.534%—05/04/2014[1]	999

FOOD & STAPLES RETAILING—0.4%
	NBTY Inc. Term Loan B
2,000	6.250%—10/01/2017[1]	2,031
	US FoodService Term Loan
4,062	2.760%—07/03/2014[1]	3,939

		5,970

FOOD PRODUCTS—0.2%
	Michael Foods Inc. Term Loan B
965	6.250%—06/29/2016[1]	984
	Pinnacle Foods Finance LLC Term Loan D
2,081	6.000%—04/02/2014[1]	2,108

		3,092

HEALTH CARE PROVIDERS & SERVICES—1.5%
	inVentiv Health Inc. Term Loan B
6,468	6.500%—08/04/2016[1]	6,581
	MultiPlan Inc. Term Loan B
7,754	6.500%—08/26/2017[1]	7,863
	Universal Health Services Inc. Term Loan B
10,000	5.500%—11/15/2016[1]	10,188

		24,632

HOTELS, RESTAURANTS & LEISURE—0.5%
	Isle of Capri Casino Inc.
2,235	5.000%—11/25/2013[1]	2,239
	Las Vegas Sands LLC
4,661	2.040%—05/23/2014[1]	4,631
	OSI Restaurants LLC Pre-Funded Loan
1,361	1.342%—06/14/2014[1]	1,339
131	Term Loan 2.625%—06/14/2013[1]	129

		1,468

		8,338

HOUSEHOLD PRODUCTS—0.5%
	Spectrum Brands Holdings Inc. First Lien Term Loan
4,397	5.000%—06/04/2016[1]	4,446
4,397	Term Loan B 8.750%—06/28/2016[1]	4,454

		8,900

BANK LOAN OBLIGATIONS—Continued
Principal Amount 000s)		Value (000s)

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—0.3%
	GenOn Energy Inc. Term Loan B
$4,287	6.000%—09/20/2017[1]	$4,363

INDUSTRIAL CONGLOMERATES—0.2%
	Pinafore LLC Term Loan B
2,960	6.250%—09/29/2016[1]	3,010

INTERNET SOFTWARE & SERVICES—0.4%
	Savvis Inc. Term Loan B
4,489	6.750%—08/04/2016[1]	4,568
	US TelePacific Inc.
2,233	Term Loan 9.250%—08/17/2015[1]	2,269

		6,837

IT SERVICES—0.1%
	SunGard Data Systems Inc. Term Loan B
1,210	3.909%—02/28/2016[1]	1,220

MACHINERY—0.0%
	Manitowoc Company Inc. Term Loan B
719	8.000%—11/06/2014[1]	731

MEDIA—1.4%
	Advantage Sales & Marketing LLC Second Lien Term Loan
1,000	9.250%—06/18/2018[1]	1,021
	Affinion Group Inc.
6,219	Term Loan B 5.000%—10/09/2016[1]	6,265
	Cengage Learning Acquisitions Inc.
2,478	Term Loan 2.550%—07/03/2014[1]	2,442
	Cumulus Media Inc.
1,662	Replacement Term Loan 4.010%—06/11/2014[1]	1,612
	Intelsat Jackson Holdings SA
1,800	Term Loan 3.303%—02/01/2014[1]	1,743
4,350	Term Loan B 5.250%—04/02/2018[1]	4,416

		6,159

	Univision Communications Inc.
3,250	Extended First-Lien Term Loan 7.220%—03/31/2017[1]	3,199
	UPC Financing Partnership
1,000	Term Loan 3.761%—12/31/2017[1]	1,000

		21,698

MULTILINE RETAIL—0.3%
	Neiman Marcus Group Inc. Term Loan B
4,491	4.303%—04/06/2016[1]	4,525

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

BANK LOAN OBLIGATIONS—Continued
Principal Amount 000s)		Value (000s)

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.4%
	Sensata Technologies Finance Co. Term Loan
$5,694	2.044%—04/27/2013[1]	$5,688

SPECIALTY RETAIL—0.3%
	Toys R Us Inc. Term Loan B
4,988	6.000%—09/01/2016[1]	5,060

TOTAL BANK LOAN OBLIGATIONS (Cost $150,005)		158,258

CONVERTIBLE BONDS—6.5%
COMMUNICATIONS EQUIPMENT—0.7%
	Alcatel-Lucent USA Inc.
11,000	2.875%—06/15/2025	10,519

COMPUTERS & PERIPHERALS—0.6%
	SanDisk Corp.
9,555	1.000%—05/15/2013	9,292

DIVERSIFIED TELECOMMUNICATION SERVICES—0.4%
	Level 3 Communications Inc.
6,600	3.500%—06/15/2012	6,559
	Time Warner Telecom Inc.
325	2.375%—04/01/2026	364

		6,923

ELECTRICAL EQUIPMENT—0.2%
	General Cable Corporation
2,855	0.875%—11/15/2013	2,916

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.2%
	L-1 Identity Solutions Inc.
3,025	3.750%—05/15/2027	3,029

ENERGY EQUIPMENT & SERVICES—0.5%
	Helix Energy Solutions Group Inc.
5,550	3.250%—12/15/2025	5,467
	Hornbeck Offshore Services Inc.
2,750	1.625%—11/15/2026[2]	2,557

		8,024

FOOD & STAPLES RETAILING—0.1%
	Pantry Inc.
1,750	3.000%—11/15/2012	1,682

HEALTH CARE EQUIPMENT & SUPPLIES—0.6%
	Hologic Inc.
8,000	2.000%—12/15/2037[2]	7,690
	Integra LifeSciences Holdings Corporation
750	2.375%—06/01/2012[3]	754
	Kinetic Concepts Inc.
650	3.250%—04/15/2015[3]	731

		9,175

HEALTH CARE PROVIDERS & SERVICES—0.1%
	LifePoint Hospitals Inc.
2,250	3.500%—05/15/2014	2,278

MACHINERY—0.2%
	Trinity Industries Inc.
4,000	3.875%—06/01/2036	3,995

CONVERTIBLE BONDS—Continued
Principal Amount 000s)		Value (000s)

MEDIA—0.7%
	Liberty Media Corporation
$1,500	3.125%—03/30/2023	$1,723
	Sirius XM Radio Inc.
1,365	3.250%—10/15/2011	1,377
	The Interpublic Group of Companies Inc.
2,250	4.250%—03/15/2023	2,495
	XM Satellite Radio Inc.
4,485	7.000%—12/01/2014[3]	5,701

		11,296

OIL, GAS & CONSUMABLE FUELS—0.5%
	Chesapeake Energy Corporation
2,700	2.750%—11/15/2035	2,980
	Patriot Coal Corporation
3,500	3.250%—05/31/2013	3,404
	Penn VA Corporation
2,000	4.500%—11/15/2012	2,005

		8,389

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.1%
	Host Hotels & Resorts LP
1,000	2.625%—04/15/2027[3]	1,001

ROAD & RAIL—0.2%
	Avis Budget Group Inc.
2,250	3.500%—10/01/2014	2,607

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.9%
	Advanced Micro Devices Inc.
8,098	6.000%—05/01/2015	8,199
	Linear Technology Corporation
3,175	3.000%—05/01/2027	3,453
	Micron Technology Inc.
2,500	1.875%—06/01/2014	2,591

		14,243

SPECIALTY RETAIL—0.0%
	Penske Automotive Group Inc.
650	3.500%—04/01/2026	655

TEXTILES, APPAREL & LUXURY GOODS—0.3%
	Iconix Brand Group Inc.
4,000	1.875%—06/30/2012	4,025

WIRELESS TELECOMMUNICATION SERVICES—0.2%
	SBA Communications Corporation
3,015	1.875%—05/01/2013	3,426

TOTAL CONVERTIBLE BONDS (Cost $93,276)		103,475

CORPORATE BONDS & NOTES—75.5%
AEROSPACE & DEFENSE—0.7%
	Esterline Technologies Corporation
5,000	7.000%—08/01/2020	5,187
	Moog Inc.
500	7.250%—06/15/2018	529
	RBS Global Inc.
1,500	8.500%—05/01/2018	1,616

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

AEROSPACE & DEFENSE—Continued
	Spirit Aerosystems Inc.
$4,000	6.750%—12/15/2020[3]	$4,090

		11,422

AUTO COMPONENTS—2.1%
	American Axle & Manufacturing Inc.
1,100	7.875%—03/01/2017	1,152
2,250	9.250%—01/15/2017[3]	2,565

		3,717

	Cooper-Standard Automotive Inc.
2,575	8.500%—05/01/2018[3]	2,788
	Dana Holding Corp.
1,900	6.750%—02/15/2021	1,938
	Goodyear Tire & Rubber Company
6,320	8.750%—08/15/2020	6,762
2,000	10.500%—05/15/2016	2,280

		9,042

	Lear Corporation
2,000	7.875%—03/15/2018	2,180
4,200	8.125%—03/15/2020	4,652

		6,832

	Tenneco Automotive Inc.
2,750	8.125%—11/15/2015	2,949
	TRW Automotive Inc.
1,000	7.000%—03/15/2014[3]	1,105
4,650	7.250%—03/15/2017[3]	5,138

		6,243

		33,509

BEVERAGES—0.3%
	Constellation Brands Inc.
4,750	7.250%—09/01/2016-05/15/2017	5,100

BIOTECHNOLOGY—0.2%
	Talecris Biotherapeutics Holdings Corporation
2,600	7.750%—11/15/2016	2,860

BUILDING PRODUCTS—0.6%
	Masco Corporation
1,500	6.125%—10/03/2016	1,540
	USG Corporation
2,000	8.375%—10/15/2018[3]	2,085
6,000	9.750%—01/15/2018	6,135

		8,220

		9,760

CAPITAL MARKETS—0.2%
	Nuveen Investments Inc.
3,150	10.500%—11/15/2015	3,260

CHEMICALS—1.9%
	Ferro Corporation
1,400	7.875%—08/15/2018	1,500
	Hexion U.S. Finance Corp.
2,500	8.875%—02/01/2018	2,706
3,050	9.000%—11/15/2020[3]	3,264

		5,970

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

CHEMICALS—Continued
	Huntsman International LLC
$3,000	5.500%—06/30/2016	$2,955
	Ineos Finance plc
1,500	9.000%—05/15/2015[3]	1,650
	Ineos Group Holdings plc
6,000	8.500%—02/15/2016[3]	6,150
	Lyondell Chemical Co.
3,150	8.000%—11/01/2017[3]	3,524
	PolyOne Corporation
8,600	7.375%—09/15/2020	9,073
	Rockwood Specialties Group Inc.
100	7.500%—11/15/2014	103

		30,925

COMMERCIAL BANKS—0.7%
	CIT Group Inc.
11,250	7.000%—05/01/2016	11,391

COMMERCIAL SERVICES & SUPPLIES—4.1%
	ACCO Brands Corporation
6,400	7.625%—08/15/2015	6,512
1,400	10.625%—03/15/2015	1,589

		8,101

	Ashtead Capital Inc.
2,530	9.000%—08/15/2016[3]	2,701
	Casella Waste Systems Inc.
650	9.750%—02/01/2013	660
	Cenveo Corporation
2,175	7.875%—12/01/2013	2,088
1,900	8.875%—02/01/2018	1,886

		3,974

	Corrections Corporation of America
500	7.750%—06/01/2017	549
	Geo Group Inc.
200	7.750%—10/15/2017	211
	Hertz Corporation
1,000	7.375%—01/15/2021[3]	1,045
6,250	7.500%—10/15/2018[3]	6,641
1,287	8.875%—01/01/2014	1,327

		9,013

	Iron Mountain Inc.
2,950	6.625%—01/01/2016	2,976
1,660	8.000%—06/15/2020	1,778

		4,754

	KAR Auction Services Inc.
2,300	8.750%—05/01/2014	2,403
	RSC Equipment Rental Inc.
4,250	9.500%—12/01/2014	4,484
1,000	8.250%—02/01/2021[3]	1,028
850	10.250%—11/15/2019	948

		6,460

	ServiceMaster Company
5,000	10.750%—07/15/2015[3]	5,400

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

COMMERCIAL SERVICES & SUPPLIES—Continued
	United Rentals North America Inc.
$9,250	8.375%—09/15/2020	$9,712
3,450	9.250%—12/15/2019	3,898
2,250	10.875%—06/15/2016	2,604

		16,214

	West Corporation
3,900	7.875%—01/15/2019[3]	4,056
1,000	11.000%—10/15/2016	1,096

		5,152

		65,592

COMMUNICATIONS EQUIPMENT—0.8%
	CommScope Inc.
9,000	8.250%—01/15/2019[3]	9,382
	Syniverse Technologies Inc.
500	7.750%—08/15/2013	512
	Viasat Inc.
3,150	8.875%—09/15/2016	3,402

		13,296

CONSTRUCTION MATERIALS—0.4%
	Texas Industries Inc.
6,000	9.250%—08/15/2020	6,465

CONSUMER FINANCE—1.3%
	Ally Financial Inc.
5,000	6.875%—08/28/2012	5,306
6,250	7.500%—09/15/2020[3]	6,844

		12,150

	Ford Motor Credit Co. LLC
5,250	8.125%—01/15/2020	6,163
	TransUnion LLC
1,600	11.375%—06/15/2018[3]	1,864

		20,177

CONTAINERS & PACKAGING—3.5%
	Ardagh Packaging Finance plc
2,500	7.375%—10/15/2017[3]	2,634
8,500	9.125%—10/15/2020[3]	9,244

		11,878

	Cascades Inc.
3,750	7.750%—12/15/2017	3,919
500	7.875%—01/15/2020	523

		4,442

	Crown Americas LLC
2,000	7.625%—05/15/2017	2,170
	Graham Packaging Co. LP
11,900	8.250%—01/01/2017-10/01/2018	12,649
2,500	9.875%—10/15/2014	2,600

		15,249

	Greif Inc.
1,000	7.750%—08/01/2019	1,095
	Reynolds Group Issuer Inc.
8,000	7.750%—10/15/2016[3]	8,480
3,750	8.250%—02/15/2021[3]	3,802

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

CONTAINERS & PACKAGING—Continued
$3,500	8.500%—05/15/2018[3]	$3,666
5,500	9.000%—04/15/2019[3]	5,802

		21,750

		56,584

DIVERSIFIED CONSUMER SERVICES—1.2%
	ARAMARK Corporation
900	5.000%—06/01/2012	923
10,500	8.500%—02/01/2015	10,999

		11,922

	Education Management LLC
2,800	8.750%—06/01/2014	2,898
	Mac-Gray Corp.
450	7.625%—08/15/2015	444
	Service Corporation International
1,350	6.750%—04/01/2016	1,416
1,500	7.375%—10/01/2014	1,646
250	7.625%—10/01/2018	270

		3,332

		18,596

DIVERSIFIED TELECOMMUNICATION SERVICES—4.8%
	Avaya Inc.
5,950	9.750%—11/01/2015	6,188
	Cincinnati Bell Inc.
7,500	8.750%—03/15/2018	7,219
	Frontier Communications Corporation
2,500	8.250%—04/15/2017	2,813
3,500	8.500%—04/15/2020	3,964

		6,777

	PAETEC Holding Corp.
3,850	8.875%—06/30/2017	4,158
5,000	9.500%—07/15/2015	5,262

		9,420

	Qwest Capital Funding Inc.
3,580	6.500%—11/15/2018	3,634
	Qwest Communications International Inc.
2,350	7.125%—04/01/2018	2,550
6,650	7.500%—02/15/2014	6,776

		9,326

	TW Telecom Holdings Inc.
3,050	8.000%—03/01/2018	3,286
	Wind Acquisition Finance SA
2,500	7.250%—02/15/2018[3]	2,594
6,800	11.750%—07/15/2017[3]	7,786

		10,380

	Windstream Corporation
600	7.000%—03/15/2019	600
6,500	7.750%—10/15/2020	6,744
8,300	7.875%—11/01/2017	8,933
3,000	8.125%—09/01/2018	3,202
1,400	8.625%—08/01/2016	1,491

		20,970

		77,200

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

ELECTRIC UTILITIES—0.0%
	Ipalco Enterprises Inc.
$500	7.250%—04/01/2016[3]	$541

ELECTRICAL EQUIPMENT—0.3%
	Baldor Electric Company
4,365	8.625%—02/15/2017	4,889

ELECTRONIC EQUIPMENT & INSTRUMENTS—0.7%
	Sanmina-SCI Corporation
3,500	6.750%—03/01/2013	3,522
7,600	8.125%—03/01/2016	7,904

		11,426

ENERGY EQUIPMENT & SERVICES—2.0%
	Bristow Group Inc.
1,500	7.500%—09/15/2017	1,590
	Compagnie Générale de Géophysique-Veritas
2,000	7.750%—05/15/2017	2,115
1,000	9.500%—05/15/2016	1,123

		3,238

	Complete Production Services Inc.
5,000	8.000%—12/15/2016	5,287
	Exterran Holdings Inc.
6,000	7.250%—12/01/2018[3]	6,105
	Helix Energy Solutions Group Inc.
1,600	9.500%—01/15/2016[3]	1,676
	Hornbeck Offshore Services Inc.
6,750	8.000%—09/01/2017	6,961
	Key Energy Services Inc.
3,000	8.375%—12/01/2014	3,210
	Precision Drilling Corporation
4,000	6.625%—11/15/2020[3]	4,145

		32,212

FINANCE—1.3%
	CCO Holdings LLC
10,000	7.250%—10/30/2017	10,450
3,100	7.875%—04/30/2018	3,278
2,350	8.125%—04/30/2020	2,515

		16,243

	MCE Finance Ltd.
3,800	10.250%—05/15/2018	4,389

		20,632

FOOD & STAPLES RETAILING—1.2%
	Ingles Markets Inc.
2,500	8.875%—05/15/2017	2,694
	NBTY Inc.
3,000	9.000%—10/01/2018[3]	3,248
	Pantry Inc.
3,000	7.750%—02/15/2014	3,056
	Stater Brothers Holdings
1,850	7.750%—04/15/2015	1,933
	SUPERVALU Inc.
2,150	7.500%—11/15/2014	2,123
	Susser Holdings LLC
2,150	8.500%—05/15/2016	2,333

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

FOOD & STAPLES RETAILING—Continued
	Tops Markets LLC
$4,000	10.125%—10/15/2015	$4,220

		19,607

FOOD PRODUCTS—1.1%
	Dole Foods Company Inc.
1,250	8.000%—10/01/2016[3]	1,338
	Michael Foods Inc.
1,500	9.750%—07/15/2018[3]	1,650
	Pinnacle Foods Finance LLC
5,000	8.250%—09/01/2017	5,175
6,047	9.250%—04/01/2015	6,349

		11,524

	TreeHouse Foods Inc.
3,500	7.750%—03/01/2018	3,784

		18,296

GAS UTILITIES—0.0%
	Amerigas Partners LP
150	7.125%—05/20/2016	157

HEALTH CARE EQUIPMENT & SUPPLIES—0.9%
	Biomet Inc.
1,500	10.000%—10/15/2017	1,684
3,000	11.625%—10/15/2017	3,405

		5,089

	DJO Finance LLC
6,000	9.750%—10/15/2017[3]	6,315
2,000	10.875%—11/15/2014	2,205

		8,520

		13,609

HEALTH CARE PROVIDERS & SERVICES—5.0%
	AMGH Merger Sub Inc.
7,500	9.250%—11/01/2018[3]	8,016
	Capella Healthcare Inc.
4,500	9.250%—07/01/2017[3]	4,894
	Community Health Systems Inc.
3,500	8.875%—07/15/2015	3,706
	DaVita Inc.
3,000	6.375%—11/01/2018	3,030
3,250	6.625%—11/01/2020	3,315

		6,345

	HCA Inc.
2,500	5.750%—03/15/2014	2,537
2,250	6.300%—10/01/2012	2,323
7,300	6.375%—01/15/2015	7,473
1,200	6.500%—02/15/2016	1,218
2,650	7.875%—02/15/2020	2,912

		16,463

	IASIS Healthcare LLC
8,990	8.750%—06/15/2014	9,271
	LifePoint Hospitals Inc.
4,000	6.625%—10/01/2020[3]	4,065
	MultiPlan Inc.
4,250	9.875%—09/01/2018[3]	4,595

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

HEALTH CARE PROVIDERS & SERVICES—Continued
	Tenet Healthcare Corporation
$10,500	8.000%—08/01/2020	$10,762
	UHS Escrow Corp.
2,900	7.000%—10/01/2018[3]	2,991
	Vanguard Health Holding Co. II LLC
8,500	8.000%—02/01/2018	8,776

		79,884

HEALTH CARE TECHNOLOGY—0.2%
	MedAssets Inc.
2,700	8.000%—11/15/2018[3]	2,808

HOTELS, RESTAURANTS & LEISURE—4.3%
	Ameristar Casinos Inc.
1,325	9.250%—06/01/2014	1,428
	Boyd Gaming Corp.
3,650	7.125%—02/01/2016	3,476
	Boyd Gaming Corporation
2,590	6.750%—04/15/2014	2,616
1,850	9.125%—12/01/2018[3]	1,938

		4,554

	Isle of Capri Casino Inc.
5,600	7.000%—03/01/2014	5,558
	MGM Resorts International
8,475	6.750%—09/01/2012-04/01/2013	8,587
4,050	8.375%—02/01/2011	4,050
2,250	9.000%—03/15/2020[3]	2,497
2,100	10.375%—05/15/2014	2,389

		17,523

	Penn National Gaming Inc.
500	6.750%—03/01/2015	513
4,500	8.750%—08/15/2019	4,984

		5,497

	Pinnacle Entertainment Inc.
2,250	7.500%—06/15/2015	2,340
3,700	8.625%—08/01/2017	4,070
5,000	8.750%—05/15/2020	5,337

		11,747

	Scientific Games Corporation
200	7.875%—06/15/2016[3]	207
7,400	8.125%—09/15/2018[3]	7,548

		7,755

	Speedway Motorsports Inc.
9,585	6.750%—06/01/2013	9,729
850	8.750%—06/01/2016	931

		10,660

		68,198

HOUSEHOLD DURABLES—0.3%
	Jarden Corporation
4,500	7.500%—01/15/2020	4,714
750	8.000%—05/01/2016	818

		5,532

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

HOUSEHOLD PRODUCTS—0.9%
	Central Garden Co.
$5,000	8.250%—03/01/2018	$5,175
	Sealy Mattress Co.
3,750	8.250%—06/15/2014	3,853
1,710	10.875%—04/15/2016[3]	1,952

		5,805

	Spectrum Brands Holdings Inc.
3,250	9.500%—06/15/2018[3]	3,583

		14,563

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS—3.1%
	AES Corporation
2,850	8.000%—10/15/2017	3,099
	Calpine Corporation
3,655	7.250%—10/15/2017[3]	3,756
207	7.250%—10/15/2017	213
5,000	7.500%—02/15/2021[3]	5,088
8,150	7.875%—07/31/2020[3]	8,578

		17,635

	Mirant Americas Generation LLC
10,375	8.500%—10/01/2021	10,997
	NRG Energy Inc.
2,000	7.375%—01/15/2017	2,085
11,750	8.250%—09/01/2020[3]	12,117

		14,202

	RRI Energy Inc.
1,750	7.625%—06/15/2014	1,846
2,500	7.875%—06/15/2017	2,531

		4,377

		50,310

INDUSTRIAL CONGLOMERATES—0.5%
	Pinafore LLC
7,650	9.000%—10/01/2018[3]	8,482

INTERNET & CATALOG RETAIL—0.2%
	QVC Inc.
1,000	7.375%—10/15/2020[3]	1,055
2,600	7.500%—10/01/2019[3]	2,782

		3,837

INTERNET SOFTWARE & SERVICES—0.3%
	Equinix Inc.
2,850	8.125%—03/01/2018	3,092
	GXS Worldwide Inc.
1,850	9.750%—06/15/2015	1,855

		4,947

IT SERVICES—0.8%
	Fidelity National Information Services Inc.
1,400	7.625%—07/15/2017	1,509
2,600	7.875%—07/15/2020	2,827

		4,336

	SunGard Data Systems Inc.
4,200	7.375%—11/15/2018[3]	4,305
2,250	10.250%—08/15/2015	2,377
2,000	10.625%—05/15/2015	2,232

		8,914

		13,250

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

LEISURE EQUIPMENT & PRODUCTS—0.2%
	Easton-Bell Sports Inc.
$3,000	9.750%—12/01/2016	$3,353

MACHINERY—1.6%
	Actuant Corporation
2,450	6.875%—06/15/2017	2,505
	Arvinmeritor Inc.
5,000	8.125%—09/15/2015	5,356
2,750	10.625%—03/15/2018	3,149

		8,505

	Manitowoc Company Inc.
3,300	9.500%—02/15/2018	3,687
	Oshkosh Corporation
2,750	8.250%—03/01/2017	3,032
	SPX Corporation
1,500	6.875%—09/01/2017[3]	1,620
	Terex Corporation
3,400	8.000%—11/15/2017	3,536
1,750	10.875%—06/01/2016	2,039

		5,575

		24,924

MEDIA—10.3%
	Affinion Group Inc.
2,500	11.500%—10/15/2015	2,612
	Allbritton Communications Company
5,000	8.000%—05/15/2018	5,219
	Belo Corp.
2,900	8.000%—11/15/2016	3,175
	Bresnan Broadband Holdings LLC
650	8.000%—12/15/2018[3]	683
	Cablevision Systems Corporation
1,000	7.750%—04/15/2018	1,068
4,050	8.000%—04/15/2020	4,414
1,000	8.625%—09/15/2017	1,123

		6,605

	Cengage Learning Acquisitions Inc.
5,850	10.500%—01/15/2015[3]	6,113
	Clear Channel Communications Inc.
7,000	6.250%—03/15/2011	7,017
	Clear Channel Worldwide Holdings Inc.
5,550	9.250%—12/15/2017	6,171
	CSC Holdings LLC
250	7.625%—07/15/2018	277
	Dish DBS Corp.
3,000	6.625%—10/01/2014	3,150
3,250	7.125%—02/01/2016	3,412
1,350	7.875%—09/01/2019	1,436

		7,998

	Gray Television Inc.
8,500	10.500%—06/29/2015	8,776
	Hughes Network Systems LLC
1,350	9.500%—04/15/2014	1,401
	Inmarsat Finance plc
3,000	7.375%—12/01/2017[3]	3,202

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

MEDIA—Continued
	Intelsat Corp.
$375	8.500%—01/15/2013	$379
	Intelsat Jackson Holdings SA
5,175	7.250%—10/15/2020[3]	5,317
	Intelsat Luxembourg SA
5,250	11.250%—02/04/2017	5,919
	Intelsat SA
3,550	6.500%—11/01/2013	3,767
	Interactive Data Corporation
7,250	10.250%—08/01/2018[3]	8,066
	Interpublic Group
1,000	10.000%—07/15/2017	1,195
	Lamar Media Corporation
5,450	6.625%—08/15/2015	5,604
3,750	7.875%—04/15/2018	4,003

		9,607

	LIN Television Corporation
6,000	6.500%—05/15/2013	6,052
	Mediacom Broadband LLC
4,135	8.500%—10/15/2015	4,259
	Mediacom Capital Corp.
5,800	9.125%—08/15/2019	6,017
	Nexstar Broadcasting Inc.
3,200	8.875%—04/15/2017[3]	3,464
	Nielsen Finance LLC
4,000	0.000%-12.500%—08/01/2016[2,4]	4,225
4,050	7.750%—10/15/2018[3]	4,364
1,000	11.625%—02/01/2014	1,171

		9,760

	Quebecor Media Inc.
8,126	7.750%—03/15/2016	8,472
	Sirius XM Radio Inc.
7,750	8.750%—04/01/2015[3]	8,506
	Telesat Inc.
2,200	11.000%—11/01/2015	2,481
	Unitymedia Hessen GmbH & Co. KG
5,650	8.125%—12/01/2017[3]	6,130
	Videotron Ltee
2,000	6.875%—01/15/2014	2,038
	Virgin Media Finance plc
3,550	9.125%—08/15/2016	3,798
3,000	9.500%—08/15/2016	3,424

		7,222

	XM Satellite Radio Inc.
7,000	7.625%—11/01/2018[3]	7,289

		165,189

METALS & MINING—1.4%
	FMG Resources (August 2006) Pty Ltd.
5,000	6.875%—02/01/2018[3]	5,031
9,500	7.000%—11/01/2015[3]	9,856

		14,887

	Foundation Coal Co.
300	7.250%—08/01/2014	310

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

METALS & MINING—Continued
	Steel Dynamics Inc.
$1,750	6.750%—04/01/2015	$1,794
250	7.375%—11/01/2012	266
3,250	7.750%—04/15/2016	3,473

		5,533

	United States Steel Corporation
2,000	7.375%—04/01/2020	2,085

		22,815

MULTILINE RETAIL—1.1%
	Bon Ton Department Stores Inc.
3,650	10.250%—03/15/2014	3,778
	Neiman Marcus Group Inc.
7,733	9.000%—10/15/2015	8,139
	Sears Holdings Corporation
5,900	6.625%—10/15/2018[3]	5,686

		17,603

OIL, GAS & CONSUMABLE FUELS—6.3%
	Arch Coal Inc.
2,000	7.250%—10/01/2020	2,115
2,000	8.750%—08/01/2016	2,225

		4,340

	Bill Barrett Corporation
3,000	9.875%—07/15/2016	3,368
	Chesapeake Energy Corporation
250	6.500%—08/15/2017	261
7,000	6.875%—08/15/2018	7,341

		7,602

	Consol Energy Inc.
3,500	8.000%—04/01/2017[3]	3,815
4,500	8.250%—04/01/2020[3]	4,939

		8,754

	Continential Resources Inc.
1,400	8.250%—10/01/2019	1,547
	Copano Energy LLC
1,250	7.750%—06/01/2018	1,300
	Denbury Resources Inc.
2,250	7.500%—04/01/2013-12/15/2015	2,309
3,088	8.250%—02/15/2020	3,416
2,000	9.750%—03/01/2016	2,270

		7,995

	El Paso Corporation
850	7.000%—06/15/2017	920
1,500	7.250%—06/01/2018	1,647

		2,567

	Exco Resources Inc.
10,600	7.500%—09/15/2018	10,653
	Ferrell Gas LP
5,000	6.500%—05/01/2021[3]	4,875
2,550	9.125%—10/01/2017	2,824

		7,699

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

OIL, GAS & CONSUMABLE FUELS—Continued
	Ferrellgas Partners LP
$1,750	8.625%—06/15/2020	$1,912
	Harvest Operations Corp.
1,000	6.875%—10/01/2017[3]	1,036
	Inergy Finance Corp.
1,200	6.875%—12/15/2014	1,236
4,400	6.875%—08/01/2021[3]	4,444
5,000	7.000%—10/01/2018[3]	5,156
2,250	8.250%—03/01/2016	2,363

		13,199

	Markwest Energy Partners LP
3,900	6.750%—11/01/2020	3,998
1,000	8.750%—04/15/2018	1,098

		5,096

	Patriot Coal Corporation
900	8.250%—04/30/2018	956
	Petroplus Finance Ltd.
1,400	6.750%—05/01/2014[3]	1,356
	Pioneer Natural Resources Co.
1,000	6.650%—03/15/2017	1,074
250	6.875%—05/01/2018	270

		1,344

	Plains Exploration & Production Company
6,100	7.625%—06/01/2018-04/01/2020	6,588
1,100	10.000%—03/01/2016	1,249

		7,837

	Range Resources Corp.
1,300	7.250%—05/01/2018	1,391
	Regency Energy Partners LP
10,000	6.875%—12/01/2018	10,325

		100,277

PAPER & FOREST PRODUCTS—0.4%
	Boise Paper Holdings LLC
1,500	8.000%—04/01/2020	1,631
1,000	9.000%—11/01/2017	1,115

		2,746

	Graphic Package International Inc.
3,000	7.875%—10/01/2018	3,195
1,000	9.500%—06/15/2017	1,113

		4,308

		7,054

PHARMACEUTICALS—1.1%
	Endo Pharmaceuticals Holdings Inc.
4,250	7.000%—12/15/2020[3]	4,420
	Mylan Inc.
2,000	6.000%—11/15/2018[3]	2,050
	Valeant Pharmaceuticals International
3,000	6.750%—10/01/2017[3]	3,105
3,000	6.875%—12/01/2018[3]	3,098
1,000	7.000%—10/01/2020[3]	1,036

		7,239

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount 000s)		Value (000s)

PHARMACEUTICALS—Continued
	Warner Chilcott Company LLC
$4,250	7.750%—09/15/2018[3]	$4,441

		18,150

PROFESSIONAL SERVICES—0.3%
	FTI Consulting Inc.
5,000	6.750%—10/01/2020[3]	5,000
500	7.750%—10/01/2016	528

		5,528

REAL ESTATE INVESTMENT TRUSTS (REITs)—0.6%
	Host Hotels & Resorts Inc.
5,000	6.000%—11/01/2020[3]	4,975
	Omega Healthcare Investors Inc.
5,150	6.750%—10/15/2022[3]	5,111

		10,086

ROAD & RAIL—1.0%
	AVIS Budget Car Rental LLC
1,867	7.625%—05/15/2014	1,937
3,500	7.750%—05/15/2016	3,636
7,750	8.250%—01/15/2019[3]	8,118
1,750	9.625%—03/15/2018	1,934

		15,625

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT—0.6%
	Advanced Micro Devices Inc.
7,250	7.750%—08/01/2020	7,467
1,500	8.125%—12/15/2017	1,579

		9,046

SPECIALTY RETAIL—2.6%
	AutoNation Inc.
2,500	6.750%—04/15/2018	2,594
	Limited Brands Inc.
1,500	6.900%—07/15/2017	1,605
1,800	8.500%—06/15/2019	2,061

		3,666

	Michaels Stores Inc.
2,100	0.000%-13.000%—11/01/2016[2,4]	2,121
5,950	7.750%—11/01/2018[3]	6,158
7,600	11.375%—11/01/2016	8,360

		16,639

	Penske Automotive Group Inc.
7,150	7.750%—12/15/2016	7,347
	Sally Holdings LLC
200	9.250%—11/15/2014	211
	Toys R Us Inc.
4,360	7.375%—10/15/2018	4,349

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

SPECIALTY RETAIL—Continued
	Toys R Us Property Co. I LLC
$1,000	10.750%—07/15/2017	$1,153
	Toys R Us Property Co. II LLC
1,500	8.500%—12/01/2017	1,642
	Yankee Acquisition Corp.
3,350	8.500%—02/15/2015	3,517

		41,118

TEXTILES, APPAREL & LUXURY GOODS—1.0%
	Hanesbrands Inc.
9,150	6.375%—12/15/2020[3]	8,864
2,150	8.000%—12/15/2016	2,333

		11,197

	Levi Strauss & Co.
3,150	7.625%—05/15/2020	3,311
630	8.875%—04/01/2016	665

		3,976

		15,173

TRADING COMPANIES & DISTRIBUTORS—0.2%
	Interline Brands Inc.
2,400	7.000%—11/15/2018	2,478

WIRELESS TELECOMMUNICATION SERVICES—0.9%
	Crown Castle International Corp.
4,700	7.125%—11/01/2019	5,017
	Nextel Communications Inc.
3,250	7.375%—08/01/2015	3,291
	Sprint Nextel Corporation
6,200	8.375%—08/15/2017	6,804

		15,112

TOTAL CORPORATE BONDS & NOTES (Cost $1,132,926)		1,212,848

SHORT-TERM INVESTMENTS—7.8%
(Cost $124,578)
REPURCHASE AGREEMENTS
124,578	Repurchase Agreement with State Street Corporation Dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $127,071)	124,578

TOTAL INVESTMENTS—99.6% (Cost $1,500,785)		1,599,159

CASH AND OTHER ASSETS, LESS LIABILITIES—0.4%		6,381

TOTAL NET ASSETS—100.0%		$1,605,540

Harbor High-Yield Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

1	Variable rate security. The stated rate represents the rate in effect at January 31, 2011.

2	Step coupon security.

3	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2011, these securities were valued at $397,114 or 25% of net assets.

4	Security becomes interest bearing at a future date.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -15.2%)

ASSET-BACKED SECURITIES—1.4%
Principal Amount (000s)		Value (000s)

	Access Group Inc. Series 2008-1 Cl. A
$18,808	1.603%—10/27/2025[1]	$19,009
	Ally Auto Receivables Trust Series 2009-A Cl. A2
1,901	1.320%—03/15/2012[2]	1,903
	Asset Backed Funding Certificates Series 2006-HE1 Cl. A2A
165	0.320%—01/25/2037[1] Series 2005-HE2 Cl. M1	164
3,491	0.740%—06/25/2035[1]	3,443

		3,607

	Bank of America Credit Card Trust Series 2008-A5 Cl. A5
9,500	1.461%—12/16/2013[1]	9,543
	Countrywide Asset-Backed Certificates Series 2001-BC3 Cl. A
284	0.740%—12/25/2031[1] Series 2005-15 Cl. 1AF3	151
14,904	5.450%—04/25/2036[3]	14,610

		14,761

	Credit-Based Asset Servicing & Securitization LLC Series 2006-CB9 Cl. A1
461	0.320%—11/25/2036[1]	443
	Daimler Chrysler Auto Trust Series 2008-B Cl. A3B
1,242	1.741%—09/10/2012[1]	1,245
	GSAMP Trust Series 2007-FM1 Cl. 2A2
272	0.330%—12/25/2036[1]	198
	HSI Asset Securitization Corp. Trust Series 2006-HE2 Cl. 2A1
121	0.310%—12/25/2036[1]	119
	Long Beach Mortgage Loan Trust Series 2004-4 Cl. 1A1
111	0.540%—10/25/2034[1]	92
	Magnolia Funding Ltd. Series 2010-1A Cl. A1
€4,399	3.000%—04/20/2017[2]	6,002

ASSET-BACKED SECURITIES—Continued
Principal Amount (000s)		Value (000s)

	Merrill Lynch Mortgage Investors Inc. Series 2005-FM1 Cl. A1B
$2,217	0.580%—05/25/2036[1]	$2,167
	Park Place Securities Inc. Series 2004-MCW1 Cl. A1
612	0.573%—10/25/2034[1]	606
	Securitized Asset Backed Receivables LLC Trust Series 2007-HE1 Cl. 2A2
1,010	0.320%—12/25/2036[1]	393
	SLM Student Loan Trust Series 2008-2 Cl. A1
569	0.603%—01/25/2015[1]	569
	Series 2010-C Cl. A2
1,900	2.911%—12/16/2019[1,2]	1,902

		2,471

	Small Business Administration Participation Certificates
491	Series 2003-20I Cl.1 5.130%—09/01/2023	526
9,125	Series 2009-20A Cl.1 5.720%—01/01/2029	10,009
26,373	Series 2008-20H Cl.1 6.020%—08/01/2028	29,343
971	Series 2001-20A Cl.1 6.290%—01/01/2021	1,056

		40,934

TOTAL ASSET-BACKED SECURITIES (Cost $99,964)		103,493

BANK LOAN OBLIGATIONS—0.3%
	American General Finance Corporation Term Loan
7,400	7.250%—04/21/2015[1]	7,518
	Ford Motor Company Term Loan
5,901	3.020%—12/15/2013[1]	5,922
	Petroleum Export Ltd. Term Loan B
11,300	3.319%—12/07/2012[1]	11,267

TOTAL BANK LOAN OBLIGATIONS (Cost $24,449)		24,707

COLLATERALIZED MORTGAGE OBLIGATIONS—4.5%
	American Home Mortgage Investment Trust Series 2004-4 Cl. 4A
1,263	2.260%—02/25/2045[1]	1,152
	Arkle Master Issuer plc Series 2006-1A Cl. 4A2
96,759	0.374%—02/17/2052[1,2]	95,941
	Arran Residential Mortgages Funding plc Series 2010-1A Cl. A1B
€4,200	2.203%—05/16/2047[1,2]	5,753
11,400	Series 2010-1A Cl. A2B 2.403%—05/16/2047[1,2]	15,564

		21,317

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Banc of America Large Loan Inc. Series 2010-HLTN Cl. HLTN
$2,088	2.011%—11/15/2015[1,2]	$1,924
	Bank of America Commercial Mortgage Inc. Series 2007-4 Cl. A4
2,500	5.742%—02/10/2051[3]	2,685
	Bank of America Funding Corporation
	Series 2005-D Cl. A1
1,868	2.848%—05/25/2035[1]	1,832
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2003-1 Cl. 6A1
505	2.814%—04/25/2033[3]	499
	Series 2000-2 Cl. A1
77	3.475%—11/25/2030[1]	78

		577

	Bear Stearns Alt-A Trust
	Series 2006-8 Cl. 3A1
2,392	0.420%—02/25/2034[1]	1,944
	Series 2005-4 Cl. 23A1
2,800	2.834%—05/25/2035[3]	2,362
	Series 2005-7 Cl. 22A1
1,417	2.937%—09/25/2035[3]	1,113

		5,419

	Bear Stearns Commercial Mortgage Securities
	Series 2005-PWR7 Cl. A3
2,745	5.116%—02/11/2041[3]	2,945
	Series 2007-PW15 Cl. A4
700	5.331%—02/11/2044	729
	Series 2006-PW11 Cl. A4
1,810	5.454%—03/11/2039[3]	1,963
	Series 2007-T26 Cl. A4
2,100	5.471%—01/12/2045[3]	2,260
	Series 2007-PW18 Cl. A4
6,400	5.700%—06/13/2050	6,835
	Series 2007-PW17 Cl. AAB
7,700	5.703%—06/11/2050	8,191
	Series 2006-PW12 Cl. A4
2,410	5.722%—09/11/2038[3]	2,643

		25,566

	Chase Mortgage Finance Corporation
	Series 2006-A1 Cl. 4A1
10,961	5.976%—09/25/2036[1]	10,487
	Citigroup/Deutsche Bank Commercial Mortgage Trust
	Series 2007-CD4 Cl. A4
2,600	5.322%—12/11/2049	2,712
	Commercial Mortgage Pass Through Certificates
	Series 2006-C8 Cl. A4
7,700	5.306%—12/10/2046	8,022
	Countrywide Alternative Loan Trust
	Series 2005-59 Cl. 1A1
20,340	0.591%—11/20/2035[1]	13,222
	Series 2005-20CB Cl. 2A5
7,708	5.500%—07/25/2035	6,999

		20,221

	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB9 Cl. 1A1
4,986	2.820%—02/20/2035[3]	4,402

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Series 2005-HYB9 Cl. 3A2A
$909	3.017%—02/20/2036[1]	$760
	Series 2004-22 Cl. A3
2,850	3.120%—11/25/2034[3]	2,539
	Series 2003-10 Cl. A2
35	5.750%—05/25/2033	36

		7,737

	Credit Suisse Mortgage Capital Certificates
	Series 2006-C2 Cl. A3
700	5.658%—03/15/2039[3]	755
	First Horizon Asset Securities Inc.
	Series 2005-AR6 Cl. 4A1
10,524	5.678%—02/25/2036[1]	10,162
	First Nationwide Trust
	Series 2001-3 Cl. 1A1
4	6.750%—08/21/2031	4
	Greenwich Capital Commercial Funding Corp.
	Series 2005-GG3 Cl. A4
300	4.799%—08/10/2042[3]	318
	Series 2007-GG9 Cl. A4
2,500	5.444%—03/10/2039	2,663

		2,981

	GSR Mortgage Loan Trust
	Series 2005-AR6 Cl. 2A1
8,439	2.797%—09/25/2035[1]	8,142
	Series 2005-AR7 Cl. 6A1
3,051	5.164%—11/25/2035[3]	3,007

		11,149

	Harborview Mortgage Loan Trust
	Series 2005-2 Cl. 2A1A
631	0.481%—05/19/2035[1]	452
	Indymac ARM Trust
	Series 2001-H2 Cl. A2
13	1.959%—01/25/2032[1]	10
	Indymac Index Mortgage Loan Trust
	Series 2005-AR31 Cl. 1A1
3,342	2.573%—01/25/2036[3]	2,121
	JP Morgan Chase Commercial Mortgage Securities Corp.
	Series 2010-C2 Cl. A3
11,800	4.070%—11/15/2043[2]	11,317
	Series 2006-LDP9 Cl. A3
5,300	5.336%—05/15/2047	5,576
	Series 2007-LDPX Cl. A3
15,100	5.420%—01/15/2049	15,879
	Series 2007-LD12 Cl. A4
1,600	5.882%—02/15/2051[3]	1,715

		34,487

	LB-UBS Commercial Mortgage Trust
	Series 2006-C6 Cl. A4
2,200	5.372%—09/15/2039	2,369
	Merrill Lynch Mortgage Investors Inc.
	Series 2005-A10 Cl. A
2,016	0.470%—02/25/2036[1]	1,585
	Merrill Lynch/Countrywide Commercial Mortgage Trust
	Series 2006-4 A3
2,600	5.172%—12/12/2049[3]	2,756

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

COLLATERALIZED MORTGAGE OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	Series 2007-6 Cl. A4
$1,800	5.485%—03/12/2051[3]	$1,875

		4,631

	MLCC Mortgage Investors Inc.
	Series 2005-3 Cl. 4A
493	0.510%—11/25/2035[1]	424
	Morgan Stanley Capital I
	Series 2007-XLFA Cl. A1
823	0.322%—10/15/2020[1,2]	796
	Series 2006-HQ8 Cl. A4
1,200	5.389%—03/12/2044[3]	1,293
	Series 2007-IQ16 Cl. A4
400	5.809%—12/12/2049	431
	Series 2007-IQ15 Cl. A4
12,400	5.879%—06/11/2049[3]	13,314

		15,834

	Morgan Stanley Re-REMIC Trust[4]
	Series 2009-GG10 Cl. A4A
2,100	5.808%—08/12/2045[2,3]	2,275
	Residential Funding Mortgage Securities I
	Series 2006-SA1 Cl. 2A1
877	5.602%—02/25/2036[3]	618
	Sovereign Commercial Mortgage Securities
	Trust Series 2007-C1 Cl. A2
1,050	5.820%—07/22/2030[2,3]	1,086
	Structured Asset Mortgage Investments Inc.
	Series 2005-AR5 Cl. A2
2,168	0.511%—07/19/2035[1]	1,897
	Structured Asset Securities Corporation
	Series 2001-21A Cl. 1A1
35	2.382%—01/25/2032[1]	31
	Series 2002-1A Cl. 4A
34	2.680%—02/25/2032[1]	33

		64

	Thornburg Mortgage Securities Trust
	Series 2006-6 Cl. A1
1,858	0.370%—11/25/2046[1]	1,844
	Wachovia Bank Commercial Mortgage Trust
	Series 2006-WHL7 Cl. A1
8,923	0.351%—09/15/2021[1,2]	8,709
	Series 2007-C32 Cl. A4FL
2,600	0.436%—06/15/2049[1,2]	2,050
	Series 2006-C29 Cl. A4
2,000	5.308%—11/15/2048	2,133
	Series 2006-C23 Cl. A5
11,800	5.416%—01/15/2045[3]	12,625

		25,517

	Washington Mutual Pass Through Certificates
	Series 2005-AR13 Cl. A1A1
683	0.550%—10/25/2045[1]	598
	Wells Fargo Mortgage Backed Securities Trust
	Series 2006-AR2 Cl. A1
3,390	3.077%—03/25/2036[3]	3,033

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $312,529)		329,488

CONVERTIBLE BONDS—0.5%
Principal Amount (000s)		Value (000s)

	Chesapeake Energy Corporation
$2,100	2.250%—12/15/2038	$1,769
	Transocean Inc.
37,600	1.500%—12/15/2037	37,600

TOTAL CONVERTIBLE BONDS (Cost $36,564)		39,369

CONVERTIBLE PREFERRED STOCKS—0.0%

Shares
AUTOMOBILES—0.0%
36,000	Motors Liquidation Company
	5.250%—03/06/2032	308

INSURANCE—0.0%
363,200	American International Group Inc.
	8.500%—02/15/2011	2,342

TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $18,899)		2,650

CORPORATE BONDS & NOTES—28.6%
Principal Amount (000s)
	AK Transneft OJSC Via TransCapitalInvest Ltd.
$2,200	8.700%—08/07/2018[2]	2,726
	Allstate Life Global Funding Trusts MTN[5]
4,600	5.375%—04/30/2013	5,006
	Ally Financial Inc.
3,800	2.200%—12/19/2012	3,912
4,800	6.000%—12/15/2011	4,939
19,600	6.250%—12/01/2017[2]	20,261
2,000	6.625%—05/15/2012	2,082
13,311	6.875%—09/15/2011-08/28/2012	13,754
2,200	7.000%—02/01/2012	2,293
7,100	7.500%—09/15/2020[2]	7,774
8,000	8.000%—11/01/2031	9,080
8,500	8.300%—02/12/2015	9,626

		73,721

	Ally Financial Inc. MTN[5]
€4,500	5.375%—06/06/2011	6,269
	Altria Group Inc.
$6,500	9.700%—11/10/2018	8,442
	American Airlines Pass Through Trust 2001-02
21	6.978%—04/01/2011	21
	American Express Bank FSB
400	0.411%—06/12/2012[1]	399
6,500	5.500%—04/16/2013	6,994
9,500	6.000%—09/13/2017	10,646

		18,039

	American Express Centurion Bank MTN[5]
9,500	6.000%—09/13/2017	10,640

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		American Express Company
	$6,400	7.000%—03/19/2018	$7,441
		American Express Credit Corporation MTN[5]
	4,400	5.875%—05/02/2013	4,785
		American General Finance Corporation MTN[5]
	3,100	0.552%—12/15/2011[1]	2,977
	900	4.000%—03/15/2011	904
	10,000	5.375%—10/01/2012	9,700
	1,600	5.400%—12/01/2015	1,376

			14,957

		American International Group Inc.
	€5,300	4.875%—03/15/2067[3]	6,277
	$5,600	5.050%—10/01/2015	5,822
	2,900	6.250%—03/15/2037	2,686
	1,500	6.400%—12/15/2020	1,603
	€8,300	8.000%—05/22/2038[3]	11,762
	$1,200	8.250%—08/15/2018	1,418
	£1,400	8.625%—05/22/2038[3]	2,422

			31,990

		American International Group Inc. MTN[5]
	$7,000	0.404%—03/20/2012[1]	6,923
	€4,900	4.000%—09/20/2011	6,728
CAD$	2,000	4.900%—06/02/2014	1,985
	$1,800	4.950%—03/20/2012	1,864
	€4,000	5.000%—06/26/2017	5,314
	$100	5.375%—10/18/2011	103
	300	5.450%—05/18/2017	312
	2,100	5.850%—01/16/2018	2,197

			25,426

		Amgen Inc.
	24,000	6.900%—06/01/2038	29,012
		Anheuser-Busch Cos Inc.
	200	5.500%—01/15/2018	221
		ANZ National International Ltd. MTN[5]
	6,200	6.200%—07/19/2013[2]	6,840
		AstraZeneca plc
	1,700	5.900%—09/15/2017	1,963
	1,600	6.450%—09/15/2037	1,846

			3,809

		AT&T Inc.
	4,200	4.950%—01/15/2013	4,511
	5,000	5.500%—02/01/2018	5,516
	2,900	6.300%—01/15/2038	3,000

			13,027

		Australia & New Zealand Banking Group Ltd. MTN[5]
	14,900	2.125%—01/10/2014[2]	15,008
		BAC Capital Trust VII
	£2,400	5.250%—08/10/2035	2,883
		Banco Santander Brasil SA
	$11,100	4.250%—01/14/2016[2]	11,031
		Banco Santander Brasil SA MTN[5]
	1,300	4.500%—04/06/2015[2]	1,326

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Banco Santander Chile
$12,300	1.553%—04/20/2012[1,2]	$12,301
5,300	1.903%—01/19/2016[1,2]	5,285

		17,586

	Bank of America Corp.
33,200	6.500%—08/01/2016	36,792
5,000	8.000%—12/29/2049[3,10]	5,190

		41,982

	Bank of China Hong Kong Ltd.
2,200	5.550%—02/11/2020[2]	2,254
	Bank of India/London MTN[5]
3,800	4.750%—09/30/2015	3,894
	Bank of Montreal
4,700	2.850%—06/09/2015[2]	4,795
	Bank of Nova Scotia
5,200	1.650%—10/29/2015[2]	5,033
	Barclays Bank plc
6,900	2.375%—01/13/2014	6,928
26,700	5.450%—09/12/2012	28,475

		35,403

	Bear Stearns Companies LLC
4,971	6.400%—10/02/2017	5,657
	Bear Stearns Companies LLC MTN[5]
14,831	6.950%—08/10/2012	16,157
	BM&FBovespa SA
2,000	5.500%—07/16/2020[2]	2,039
	BNP Paribas
9,600	5.186%—06/29/2049[2,3,10]	8,832
	BPCE SA
2,100	2.375%—10/04/2013[2]	2,099
	C10 Capital SPV Ltd.
3,100	6.722%—12/29/2049[2,3,10]	2,263
	Cellco Partnership/Verizon Wireless Capital LLC
1,600	2.884%—05/20/2011[1]	1,613
	CIT Group Inc.
9,400	7.000%—05/01/2013-05/01/2014	9,609
	Citibank N.A.
7,700	1.750%—12/28/2012	7,860
	Citigroup Capital XXI
77,799	8.300%—12/21/2057[3]	81,592
	Citigroup Inc.
6,000	2.286%—08/13/2013[1]	6,134
1,700	5.300%—10/17/2012	1,798
32,600	5.500%—08/27/2012-04/11/2013	34,885
3,000	5.625%—08/27/2012	3,160
1,100	5.850%—07/02/2013	1,193
12,200	6.000%—02/21/2012-08/15/2017	13,091
5,600	6.125%—08/25/2036	5,135
8,200	8.500%—05/22/2019	10,053

		75,449

	Citigroup Inc. MTN[5]
€2,000	4.750%—05/31/2017[3]	2,606

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Comcast Corporation
$1,200	5.875%—02/15/2018	$1,330
1,200	6.450%—03/15/2037	1,253

		2,583

	Countrywide Financial Corporation MTN[5]
2,000	0.751%—05/07/2012[1]	1,992
	Credit Suisse
4,300	2.200%—01/14/2014	4,311
	CSN Islands XI Corp.
8,200	6.875%—09/21/2019[2]	8,989
2,500	6.875%—09/21/2019	2,741

		11,730

	CSN Resources SA
2,900	6.500%—07/21/2020[2]	3,096
	Dell Inc.
8,800	5.650%—04/15/2018	9,677
	Deutsche Bank AG
8,400	6.000%—09/01/2017	9,438
	Dexia Credit Local
49,500	0.703%—03/05/2013[1,2]	49,272
23,000	0.784%—04/29/2014[1,2]	22,884

		72,156

	Ecopetrol SA
3,600	7.625%—07/23/2019	4,185
	El Paso Corporation MTN[5]
200	8.050%—10/15/2030	205
	Electricite de France NT
5,100	5.500%—01/26/2014[2]	5,630
5,100	6.500%—01/26/2019[2]	5,898
5,100	6.950%—01/26/2039[2]	6,092

		17,620

	Enel Finance International SA
11,400	6.250%—09/15/2017[2]	12,442
	Fifth Third Bancorp
21,900	8.250%—03/01/2038	25,881
	Ford Motor Credit Co. LLC
10,500	3.053%—01/13/2012[1]	10,592
5,530	7.250%—10/25/2011	5,701
4,700	7.375%—02/01/2011	4,700
9,700	7.500%—08/01/2012	10,360
1,800	7.800%—06/01/2012	1,921
2,200	8.000%—12/15/2016	2,498

		35,772

	Fortis Bank Nederland Holding NV MTN[5]
€3,000	3.000%—04/17/2012	4,186
	Gazprom OAO Via Morgan Stanley Bank AG
$200	9.625%—03/01/2013	226
	Gazprom Via Gaz Capital SA
900	6.212%—11/22/2016[2]	949
1,400	8.125%—07/31/2014	1,581

		2,530

	Gazprom Via Gazprom International SA
116	7.201%—02/01/2020	124

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Gazprom Via White Nights Finance BV MTN[5]
$1,900	10.500%—03/08/2014-03/25/2014	$2,263
	General Electric Capital Corporation
€14,500	5.500%—09/15/2067[2,3]	18,165
	General Electric Capital Corporation MTN[5]
$23,519	0.386%—03/20/2013[1]	23,266
1,500	0.503%—01/08/2016[1]	1,439
7,700	2.000%—09/28/2012	7,881
7,700	2.125%—12/21/2012	7,913
6,400	5.875%—01/14/2038	6,340
6,300	6.875%—01/10/2039	7,084

		53,923

	Gerdau Holdings Inc.
3,000	7.000%—01/20/2020	3,300
10,700	7.000%—01/20/2020[2]	11,770

		15,070

	Gerdau Trade Inc.
2,100	5.750%—01/30/2021[2]	2,125
	Glen Meadows Pass Through Trust
5,700	6.505%—02/12/2067[2,3]	4,945
	Goldman Sachs Group Inc.
22,200	5.950%—01/18/2018	24,048
5,200	6.150%—04/01/2018	5,673
9,100	6.250%—09/01/2017	10,055

		39,776

	Goldman Sachs Group Inc. MTN[5]
€400	6.375%—05/02/2018	592
	GTL Trade Finance Inc.
$2,000	7.250%—10/20/2017[2]	2,217
1,500	7.250%—10/20/2017	1,663

		3,880

	HSBC Bank plc
4,600	2.000%—01/19/2014[2]	4,607
	HSBC Holdings plc
1,700	6.500%—05/02/2036	1,730
	ICICI Bank Ltd.
13,500	5.500%—03/25/2015	14,093
	ING Bank NV MTN[5]
55,800	1.103%—03/30/2012[1,2]	55,662
	International Lease Finance Corporation
4,331	4.750%—01/13/2012	4,439
3,000	6.375%—03/25/2013	3,142
4,600	6.750%—09/01/2016[2]	4,945

		12,526

	International Lease Finance Corporation MTN[5]
2,240	0.653%—07/13/2012[1]	2,139
€23,400	1.425%—08/15/2011[1]	31,433
$900	4.950%—02/01/2011	900
26,711	5.300%—05/01/2012	27,412
10,000	5.450%—03/24/2011	10,098

		71,982

	Intesa Sanpaolo
40,000	2.375%—12/21/2012	40,232

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	JP Morgan Chase & Co.
$24,227	6.625%—03/15/2012	$25,716
6,200	7.900%—04/29/2049[3,10]	6,705

		32,421

	JP Morgan Chase Bank N.A.
7,000	6.000%—10/01/2017	7,753
	JP Morgan Chase Capital XX
800	6.550%—09/29/2036	810
	KeyCorp. MTN[5]
2,300	6.500%—05/14/2013	2,521
	Kraft Foods Inc.
795	5.625%—11/01/2011	823
	LBG Capital No. 1 plc. MTN[5]
800	8.500%—12/29/2049[2,3,10]	705	[z]
	Leaseplan Corporation NV MTN[5]
€1,500	3.125%—02/10/2012	2,090
	Lehman Brothers Holdings Inc.
$11,900	0.000%—08/21/2009*[6]	2,901
	Lehman Brothers Holdings Inc. MTN[5]
11,800	0.000%—12/23/2008-05/25/2010*[6]	2,876
€8	0.000%—04/05/2011*[6]	3
$3,400	0.000%—07/18/2011*[6]	829
13,270	0.000%—01/26/2017*[6]	3,235
€1,100	0.000%—06/27/2014*[6]	361
$5,000	0.000%—01/24/2013*[6]	1,269
2,200	0.000%—05/02/2018*[6]	564

		9,137

	Lloyds TSB Bank plc
5,600	4.875%—01/21/2016	5,611
	Lloyds TSB Bank plc MTN[5]
47,100	5.800%—01/13/2020[2]	45,803
	Merrill Lynch & Co. Inc.
12,700	0.854%—05/02/2017[1]	11,003
	Merrill Lynch & Co. Inc. MTN[5]
5,100	6.400%—08/28/2017	5,549
17,700	6.875%—04/25/2018	19,647

		25,196

	MetLife Inc.
1,600	6.400%—12/15/2036	1,518
	Metropolitan Life Global Funding I
35,500	0.703%—07/13/2011[1,2]	35,537
	Monumental Global Funding Ltd.
3,400	5.500%—04/22/2013[2]	3,634
	Morgan Stanley MTN[5]
€3,000	1.312%—07/20/2012[1]	4,051
4,300	1.357%—03/01/2013[1]	5,749
3,000	1.395%—04/13/2016[1]	3,700

		13,500

	MUFG Capital Finance 5 Ltd.
£1,261	6.299%—01/25/2049[3,10]	1,959
	National Australia Bank Ltd.
$5,100	5.350%—06/12/2013[2]	5,529

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Nationwide Building Society
$9,500	6.250%—02/25/2020[2]	$9,594
	Nationwide Life Global Funding I MTN[5]
43,200	5.450%—10/02/2012[2]	45,826
	NGPL PipeCo LLC
4,000	6.514%—12/15/2012[2]	4,326
	Noble Group Ltd.
4,800	6.750%—01/29/2020[2]	5,154
	Noble Group Ltd. MTN[5]
2,100	4.875%—08/05/2015[2]	2,152
	Nomura Europe Finance NV MTN[5]
20,100	0.453%—07/05/2011[1]	19,991
	Nordea Bank AB
2,100	2.125%—01/14/2014[2]	2,109
	Novatek Finance Ltd.
2,300	5.326%—02/03/2016[2]	2,317
	Odebrecht Drilling Norbe VIII/IX Ltd.
10,400	6.350%—06/30/2021[2]	10,920
5,000	6.350%—06/30/2021	5,250

		16,170

	Oracle Corporation
10,200	4.950%—04/15/2013	11,097
10,000	5.750%—04/15/2018	11,353

		22,450

	Pacific LifeCorp
2,300	6.000%—02/10/2020[2]	2,411
	Peabody Energy Corp.
1,500	7.875%—11/01/2026	1,695
	Petrobras International Finance Company
20,300	5.375%—01/27/2021	20,518
	Petroleos Mexicanos
20,100	8.000%—05/03/2019	24,194
	Petroleum Export Ltd.
122	5.265%—06/15/2011[2]	121
	Philip Morris International Inc.
3,000	5.650%—05/16/2018	3,399
	President and Fellows of Harvard College
40,500	6.500%—01/15/2039[2]	47,909
	Pricoa Global Funding I
5,200	0.503%—09/27/2013[1,2]	5,127
	Pricoa Global Funding I MTN[5]
6,200	0.404%—01/30/2012[1,2]	6,171
	Principal Life Income Funding Trusts MTN[5]
4,100	5.300%—04/24/2013	4,432
6,400	5.550%—04/27/2015	6,851

		11,283

	Qtel International Finance Ltd.
400	3.375%—10/14/2016[2]	387
700	4.750%—02/16/2021[2]	679

		1,066

	Qwest Capital Funding Inc.
43	7.250%—02/15/2011	43

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	Qwest Corporation
$300	7.500%—06/15/2023	$302
2,400	7.625%—06/15/2015	2,772

		3,074

	Ras Laffan Liquefied Natural Gas Co. Ltd. III
2,600	5.500%—09/30/2014	2,804
1,800	5.838%—09/30/2027[2]	1,882

		4,686

	Resona Bank Ltd.
800	5.850%—09/29/2049[2,3,10]	809
	Rohm and Haas Co.
2,500	6.000%—09/15/2017	2,739
	Royal Bank of Scotland Group plc
5,700	7.640%—03/29/2049[10]	4,132
	Royal Bank of Scotland plc
22,900	0.686%—04/08/2011[1,2]	22,906
2,300	2.625%—05/11/2012[2]	2,354
9,800	3.000%—12/09/2011[2]	10,003
11,200	3.950%—09/21/2015	10,935

		46,198

	Royal Bank of Scotland plc MTN[5]
1,300	4.875%—08/25/2014[2]	1,337
	Santander US Debt SA Unipersonal
44,600	1.103%—03/30/2012[1,2]	44,130
	Shell International Finance BV
3,700	5.500%—03/25/2040	3,826
	Siemens Financieringsmaatschappij NV
18,000	5.500%—02/16/2012[2]	18,815
	SLM Corporation MTN[5]
10,900	0.603%—01/27/2014[1]	10,171
€5,450	1.356%—06/17/2013[1]	6,717
5,300	3.125%—09/17/2012	7,052

		23,940

	State Bank of India
$8,100	4.500%—07/27/2015[2]	8,304
	State Street Capital Trust III
4,500	8.250%—01/29/2049[3,10]	4,545
	State Street Capital Trust IV
700	1.302%—06/15/2037[1]	543
	Stone Street Trust
16,400	5.902%—12/15/2015[2]	17,376
	Sumitomo Mitsui Banking Corporation
8,000	1.950%—01/14/2014[2]	8,060
	Sun Life Financial Global Funding LP
24,500	0.472%—07/06/2011[1,2]	24,446
	Suntrust Bank MTN[5]
€7,200	1.134%—12/20/2011[1]	9,669
	Swedbank AB MTN[5]
200	3.625%—12/02/2011	278
	Sydney Airport Finance Co. Pty Ltd.
$1,200	5.125%—02/22/2021[2]	1,147
	Target Corporation
7,900	5.125%—01/15/2013	8,536

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		TNK-BP Finance SA
	$900	6.125%—03/20/2012[2]	$943
		TNK-BP Finance SA MTN[5]
	3,100	7.500%—07/18/2016	3,445
		Total Capital SA
	2,700	4.450%—06/24/2020	2,776
		TransCanada Pipelines Ltd.
	2,400	7.625%—01/15/2039	3,006
		UAL 2009-1 Pass Through Trust
	2,172	10.400%—11/01/2016	2,514
		UBS AG
	1,100	1.304%—01/28/2014[1]	1,106
		UBS AG MTN[5]
	5,300	1.384%—02/23/2012[1]	5,347
	3,600	5.750%—04/25/2018	3,890
	3,200	5.875%—12/20/2017	3,498

			12,735

		UFJ Finance Aruba AEC
	200	6.750%—07/15/2013	223
		Union Pacific Corp.
	9,400	5.700%—08/15/2018	10,631
		UnitedHealth Group Inc.
	3,700	4.875%—02/15/2013	3,956
		US Bank Capital IX
	8,900	6.189%—03/29/2049[3,10]	7,058
		Vale Overseas Ltd.
	900	6.250%—01/23/2017	1,005
	4,000	6.875%—11/21/2036-11/10/2039	4,246

			5,251

		Verizon Communications Inc.
	400	5.250%—04/15/2013	435
	600	Virginia Electric and Power Company 6.350%—11/30/2037	678
	1,600	Wachovia Corporation 5.625%—10/15/2016	1,763
	10,200	Wachovia Corporation MTN[5] 5.750%—02/01/2018	11,367
	2,375	Waha Aerospace BV 3.925%—07/28/2020[2]	2,402
	135,800	Wells Fargo & Co. 7.980%—03/29/2049[3,10]	145,985
		Westpac Banking Corporation
	1,000	0.783%—07/16/2014[1,2]	1,006
	5,100	3.585%—08/14/2014[2]	5,421

			6,427

	TOTAL CORPORATE BONDS & NOTES (Cost $1,976,468)		2,100,836

FOREIGN GOVERNMENT OBLIGATIONS—4.0%
		Banco Nacional de Desenvolvimento Economico e Social
	€2,300	4.125%—09/15/2017[2]	3,039
		Brazil Notas do Tesouro Nacional Série F
R$	264	10.000%—01/01/2012-01/01/2017	1,436

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

		Canada Housing Trust No 1
CAD$	11,100	2.750%—12/15/2015[2]	$11,095
	14,200	3.350%—12/15/2020[2]	13,876
	4,300	4.000%—06/15/2012[2]	4,438
	8,300	4.550%—12/15/2012[2]	8,720
	1,100	4.800%—06/15/2012	1,147

			39,276

		Canadian Government Bond
	7,300	1.500%—12/01/2012	7,279
	21,200	1.750%—03/01/2013	21,203
	18,600	2.000%—12/01/2014	18,417
	18,800	2.500%—09/01/2013	19,086
	2,600	3.000%—12/01/2015	2,654
	2,500	4.500%—06/01/2015	2,715

			71,354

	$100	China Development Bank Corporation 5.000%—10/15/2015	109
		Corp Nacional del Cobre de Chile
	500	6.150%—10/24/2036[2]	548
	4,000	7.500%—01/15/2019[2]	4,875

			5,423

	600	Export-Import Bank of China Ltd. 4.875%—07/21/2015[2]	644
		Export-Import Bank of Korea
	2,300	4.000%—01/29/2021	2,124
	12,300	4.125%—09/09/2015	12,532
	3,700	5.125%—06/29/2020	3,768

			18,424

	7,400	IndianOil Corporation Ltd. 4.750%—01/22/2015	7,677
	18,600	Korea Development Bank 4.375%—08/10/2015	19,173
	2,200	Korea Housing Finance Corporation 4.125%—12/15/2015[2]	2,235
MEX$	57,800	Mexican Bonos 6.000%—06/18/2015	4,718
		Mexico Government International Bond MTN[5]
	€5,500	4.250%—07/14/2017	7,546
	$4,400	6.050%—01/11/2040	4,521

			12,067

	1,400	Panama Government International Bond 7.250%—03/15/2015	1,645
		Petroleos Mexicanos
	17,700	5.500%—01/21/2021	17,939
	9,400	6.000%—03/05/2020	9,994

			27,933

		Province of Ontario Canada
	10,500	1.375%—01/27/2014	10,495
	3,700	1.875%—09/15/2015	3,633
CAD$	8,300	4.200%—03/08/2018-06/02/2020	8,476
	3,900	4.300%—03/08/2017	4,130
	8,300	4.400%—06/02/2019	8,646
	4,000	4.600%—06/02/2039	4,018
	6,100	4.700%—06/02/2037	6,209

			45,607

	2,400	Province of Ontario Canada MTN[5] 5.500%—06/02/2018	2,691

FOREIGN GOVERNMENT OBLIGATIONS—Continued
Principal Amount (000s)			Value (000s)

		Province of Quebec Canada
CAD$	700	4.500%—12/01/2016-12/01/2020	$734
		Societe Financement de l’Economie Francaise
	$3,000	0.503%—07/16/2012[1,2]	3,008
	€5,500	2.125%—05/20/2012	7,616

			10,624

	$14,900	Swedish Housing Finance Corporation 3.125%—03/23/2012[2]	15,303
	2,600	Vnesheconombank 5.450%—11/22/2017[2]	2,584

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $287,352)		292,696

MORTGAGE PASS-THROUGH—56.7%
		Federal Home Loan Mortgage Corp.
	42	2.538%—06/01/2024[1]	44
	58,198	4.500%—01/01/2039-12/01/2040	59,491
	620	5.014%—08/01/2035[1]	656
	10,751	5.500%—02/01/2038-07/01/2038	11,514
	52,665	6.000%—07/01/2016-08/01/2038	57,269

			128,974

		Federal Home Loan Mortgage Corp. REMIC[4]
	9,396	0.411%—07/15/2019-08/15/2019[1]	9,359
	2,374	0.561%—05/15/2036[1]	2,371
	143	0.711%—11/15/2030[1]	143
	261	8.000%—08/15/2022	305
	47	9.000%—12/15/2020	52

			12,230

		Federal Home Loan Mortgage Corp. Structured Pass Through Securities
		Series T-63 Cl. 1A1
	314	1.530%—02/25/2045[1]	308
		Series E3 Cl. A
	1,022	3.587%—08/15/2032[3]	1,058

			1,366

		Federal Home Loan Mortgage Corp. TBA[7]
	40,000	4.500%—02/10/2041	40,856
		Federal Housing Authority Project
	59	7.400%—02/01/2021	58	[z]
	2,395	7.450%—05/01/2021	2,379	[z]

			2,437

		Federal National Mortgage Association
	869	1.725%—10/01/2040[1]	882
	6,348	2.684%—06/01/2035[1]	6,671
	3,395	2.701%—08/01/2035[1]	3,570
	92,504	4.000%—04/01/2040-02/01/2041	91,801
	244,177	4.500%—07/01/2033-12/01/2040	249,914
	15,962	5.000%—03/01/2035-07/01/2040	16,814
	692	5.003%—05/01/2035[1]	737
	168,588	5.500%—02/01/2023-10/01/2039	181,276
	522,124	6.000%—07/01/2016-03/01/2040	568,494
	828	6.000%—08/01/2038[8]	900
	456	6.434%—12/25/2042[3]	528

			1,121,587

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)

	Federal National Mortgage Association REMIC[4]
	Series 2007-30 Cl. AF
$5,631	0.570%—04/25/2037[1]	$5,598
	Series 2005-75 Cl. FL
10,556	0.710%—09/25/2035[1]	10,517
	Series 2006-5 Cl. 3A2
375	2.631%—05/25/2035[1]	385
	Series 2003-25 Cl. KP
2,920	5.000%—04/25/2033	3,159

		19,659

	Federal National Mortgage Association TBA[7]
21,000	4.000%—02/15/2026	21,627
2,312,000	4.500%—02/15/2026-02/10/2041	2,366,123
243,000	5.000%—02/10/2041-03/10/2041	254,731
169,600	5.500%—01/13/2041-02/10/2041	181,286
7,000	6.000%—02/10/2041	7,606

		2,831,373

	Government National Mortgage Association I TBA[7]
6,000	6.000%—02/17/2041	6,596

	Government National Mortgage Association II
310	2.125%—10/20/2025-11/20/2029[1]	323
41	2.500%—12/20/2024[1]	42
492	2.625%—08/20/2022-07/20/2027[1]	510
785	2.750%—02/20/2032[1]	811
207	3.375%—03/20/2017-01/20/2025[1]	216

		1,902

TOTAL MORTGAGE PASS-THROUGH (Cost $4,154,243)		4,166,980

MUNICIPAL BONDS—3.2%
	Buckeye Tobacco Settlement Financing Authority
2,800	5.875%—06/01/2030	1,995

	California Infrastructure & Economic Development Bank
2,200	6.486%—05/15/2049	2,176

	California State
2,200	5.650%—04/01/2039	2,326
7,800	7.500%—04/01/2034	8,016
5,300	7.550%—04/01/2039	5,463
5,800	7.600%—11/01/2040	6,016
5,000	7.950%—03/01/2036	5,126

		26,947

	California State University
3,900	6.434%—11/01/2030	3,906

	Chicago Transit Authority
2,500	6.200%—12/01/2040	2,198
800	6.300%—12/01/2021	848
11,200	6.899%—12/01/2040	10,739

		13,785

	Clark County Nevada
19,000	6.350%—07/01/2029	18,978
4,200	6.820%—07/01/2045	4,130

		23,108

MUNICIPAL BONDS—Continued
Principal Amount (000s)		Value (000s)

	Illinois State
$6,400	4.071%—01/01/2014	$6,409
2,500	6.725%—04/01/2035	2,279
1,000	6.900%—03/01/2035	923

		9,611

	Los Angeles California Unified School District
12,800	6.758%—07/01/2034	13,105
	Los Angeles City, CA
2,000	5.713%—06/01/2039	1,859
	Los Angeles Department of Water & Power
2,700	6.603%—07/01/2050	2,766
	New York City Municipal Water Finance Authority
1,000	6.011%—06/15/2042	1,014
	New York City, NY
49,100	6.246%—06/01/2035	48,406
	North Las Vegas City, NV
24,000	6.572%—06/01/2040	24,383
	Orange County Local Transportation Authority
39,400	6.908%—02/15/2041	42,401
	Public Power Generation Agency
600	7.242%—01/01/2041	591
	San Antonio City, TX
3,400	4.750%—05/15/2037	3,182
	University of California
15,700	6.270%—05/15/2031	15,627

TOTAL MUNICIPAL BONDS (Cost $232,763)		234,862

PREFERRED STOCKS—0.0%
(Cost $1,414)

Shares
COMMERCIAL BANKS—0.0%
	CoBank ACB
28,000	7.814%—12/31/2049[2,3,10]	1,291

U.S. GOVERNMENT AGENCIES—8.6%
Principal Amount (000s)
	Federal Home Loan Banks
$33,400	0.875%—08/22/2012-12/27/2013	33,547
3,900	3.125%—12/13/2013	4,118
1,300	3.625%—10/18/2013	1,389

		39,054

	Federal Home Loan Mortgage Corp.
4,800	0.515%—11/26/2012	4,795
28,900	0.875%—10/28/2013	28,787
38,900	3.500%—05/29/2013	41,335
4,700	4.125%—09/27/2013	5,090
2,000	4.500%—01/15/2013	2,151
4,000	4.875%—11/15/2013	4,427

		86,585

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

U.S. GOVERNMENT AGENCIES—Continued
Principal Amount (000s)		Value (000s)

	Federal Home Loan Mortgage Corp. MTN[5]
$43,200	1.000%—08/28/2012	$43,535
	Federal National Mortgage Association
17,100	0.375%—12/28/2012	16,991
33,600	0.500%—10/30/2012	33,548
145,900	0.750%—12/18/2013[8]	144,341
159,000	1.000%—12/27/2012-09/23/2013	159,910
50,600	1.125%—09/30/2013	50,757
1,300	1.250%—08/20/2013	1,310
4,000	1.750%—02/22/2013	4,086
4,300	2.875%—12/11/2013	4,516
27,500	4.375%—03/15/2013	29,627
19,100	4.625%—10/15/2013	20,933

		466,019

TOTAL U.S. GOVERNMENT AGENCIES (Cost $637,661)		635,193

U.S. GOVERNMENT OBLIGATIONS—7.4%
	U.S. Treasury Inflation Indexed Bonds[9]
3,511	1.250%—07/15/2020	3,608
5,953	1.750%—01/15/2028	5,934
13,559	2.000%—01/15/2026	14,162
22,540	2.375%—01/15/2025-01/15/2027	24,667
32,917	2.500%—01/15/2029	36,502
4,870	3.625%—04/15/2028	6,161
11,446	3.875%—04/15/2029	15,016

		106,050

	U.S. Treasury Notes
291,810	0.500%—11/30/2012-11/15/2013	289,989
47,100	0.750%—09/15/2013	47,034
72,700	1.000%—07/15/2013	73,160
24,000	1.125%—06/15/2013	24,231

		434,414

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $547,099)		540,464

SHORT-TERM INVESTMENTS—23.4%
CERTIFICATES OF DEPOSIT—0.1%
	Commonwealth Edison Company
5,300	0.057%—02/15/2011	5,299

SHORT-TERM INVESTMENTS—Continued
Principal Amount (000s)		Value (000s)

REPURCHASE AGREEMENTS—16.4%
$369,000	Repurchase Agreement with Bank of America Corporation dated January 31, 2011 due February 01, 2011 at 0.230% collateralized by U.S. Treasury Notes (market value $375,898)	$369,000
204,500	Repurchase Agreement with Barclays Capital dated January 31, 2011 due February 01, 2011 at 0.220% collateralized by U.S. Treasury Bonds (market value $207,525)	204,500
501,800	Repurchase Agreement with Greenwich Bank dated January 31, 2011 due February 01, 2011 at 0.230% collateralized by Federal Home Loan Mortgage Corp. (market value $160,380) and Federal National Mortgage Association (market value $344,587)	501,800
50,000	Repurchase Agreement with JP Morgan Bank dated January 31, 2011 due February 01, 2011 at 0.220% collateralized by U.S. Treasury Bonds (market value $50,549)	50,000
8,600	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $8,776)	8,600
74,300	Repurchase Agreement with Toronto-Dominion Bank dated January 31, 2011 due February 01, 2011 at 0.230% collateralized by U.S. Treasury Notes (market value $75,038)	74,300

		1,208,200

U.S. GOVERNMENT AGENCIES—0.8%
	Federal Home Loan Mortgage Corp. Discount Notes
54,600	0.200%—06/22/2011	54,557

U.S. TREASURY BILLS—6.1%
	U.S. Treasury Bills
195,200	0.160%—07/14/2011-07/21/2011	195,053
73,200	0.161%—07/28/2011[8]	73,142
94,000	0.168%—08/04/2011	93,919
67,980	0.178%—06/09/2011[8]	67,937
19,704	0.190%—06/16/2011	19,690

		449,741

TOTAL SHORT-TERM INVESTMENTS (Cost $1,717,797)		1,717,797

TOTAL INVESTMENTS—138.6% (Cost $10,047,202)		10,189,826
CASH AND OTHER ASSETS, LESS LIABILITIES—(38.6)%		(2,839,988)

TOTAL NET ASSETS—100.0%		$7,349,838

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FUTURES CONTRACTS OPEN AT JANUARY 31, 2011

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90-day (Buy)	5,584	$1,396,000	03/2011	$952
Eurodollar Futures-CME 90-day (Buy)	2,941	735,250	06/2011	1,198
Eurodollar Futures-CME 90-day (Buy)	2,232	558,000	09/2011	546
Eurodollar Futures-CME 90-day (Buy)	2,517	629,250	12/2011	238
Eurodollar Futures-CME 90-day (Buy)	4,664	1,166,000	03/2012	(39)
Eurodollar Futures-CME 90-day (Buy)	2,702	675,500	06/2012	(894)
Eurodollar Futures-CME 90-day (Buy)	1,968	492,000	09/2012	(2,587)
Eurodollar Futures-CME 90-day (Buy)	756	189,000	12/2012	(1,272)
Eurodollar Futures-CME 90-day (Buy)	483	120,750	03/2013	(991)
U.S. Treasury Note Futures-2 year (Buy)	1,142	228,400	03/2011	438

				$(2,411)

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2011

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Brazilian Real (Buy)	Barclays Capital	$137,781	$137,372	04/04/2011	$409
Brazilian Real (Buy)	HSBC Bank USA, N.A.	138,804	136,671	03/02/2011	2,133
Brazilian Real (Buy)	Morgan Stanley and Co. Inc.	740	700	09/02/2011	40
Brazilian Real (Sell)	Barclays Capital	138,804	138,399	03/02/2011	(405)
British Pound Sterling (Sell)	Royal Bank of Scotland plc	14,352	14,011	03/21/2011	(341)
Canadian Dollar (Buy)	Bank of America N.A.	998	1,000	02/03/2011	(2)
Canadian Dollar (Buy)	Citibank N.A.	998	1,000	02/03/2011	(2)
Canadian Dollar (Buy)	Credit Suisse London	299	300	02/03/2011	(1)
Canadian Dollar (Buy)	Deutsche Bank AG	112,034	111,421	02/17/2011	613
Canadian Dollar (Buy)	Morgan Stanley and Co. Inc.	998	1,000	02/03/2011	(2)
Canadian Dollar (Buy)	Royal Bank of Canada	1,327	1,304	02/17/2011	23
Canadian Dollar (Buy)	Royal Bank of Canada	3,821	3,848	02/17/2011	(27)
Canadian Dollar (Buy)	Royal Bank of Scotland plc	3,893	3,886	02/17/2011	7
Canadian Dollar (Sell)	Barclays Bank plc	5,325	5,333	02/17/2011	8
Canadian Dollar (Sell)	BNP Paribas SA	7,431	7,304	02/17/2011	(127)
Canadian Dollar (Sell)	Citibank N.A.	7,282	7,324	02/17/2011	42
Canadian Dollar (Sell)	JP Morgan Chase Bank, N.A.	10,455	10,529	02/18/2011	74
Canadian Dollar (Sell)	Royal Bank of Scotland plc	3,293	3,293	02/03/2011	—
Canadian Dollar (Sell)	Royal Bank of Scotland plc	1,528	1,537	02/17/2011	9
Canadian Dollar (Sell)	UBS AG	9	9	02/17/2011	—
Chinese Yuan (Buy)	Barclays Capital	12,937	12,905	04/07/2011	32
Chinese Yuan (Buy)	Barclays Capital	3,167	3,213	11/15/2011	(46)
Chinese Yuan (Buy)	Barclays Capital	668	684	02/13/2012	(16)
Chinese Yuan (Buy)	Deutsche Bank AG	24,819	24,421	04/07/2011	398
Chinese Yuan (Buy)	HSBC Bank USA, N.A.	5,672	5,660	04/07/2011	12
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	2,161	2,211	11/15/2011	(50)
Chinese Yuan (Buy)	Morgan Stanley and Co. Inc.	2,886	2,878	04/07/2011	8
Chinese Yuan (Buy)	Royal Bank of Scotland plc	2,150	2,184	11/15/2011	(34)
Euro Currency (Sell)	UBS AG	234,651	231,269	04/19/2011	(3,382)
Indian Rupee (Buy)	Barclays Capital	4,384	4,447	03/09/2011	(63)
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	4,774	4,800	03/09/2011	(26)
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	11,339	11,424	05/09/2011	(85)
Indian Rupee (Buy)	Royal Bank of Scotland plc	908	933	03/09/2011	(25)
Indonesian Rupiah (Buy)	Barclays Capital	2,208	2,230	07/27/2011	(22)
Indonesian Rupiah (Buy)	Barclays Capital	1,061	1,060	07/27/2011	1
Indonesian Rupiah (Buy)	BNP Paribas SA	436	430	07/27/2011	6
Indonesian Rupiah (Buy)	Citibank N.A.	1,174	1,170	04/15/2011	4
Indonesian Rupiah (Buy)	Citibank N.A.	5,540	5,618	07/27/2011	(78)
Indonesian Rupiah (Buy)	Citibank N.A.	1,196	1,170	07/27/2011	26
Indonesian Rupiah (Buy)	Deutsche Bank AG	3,277	3,333	10/31/2011	(56)
Indonesian Rupiah (Buy)	HSBC Bank USA, N.A.	2,228	2,190	07/27/2011	38
Indonesian Rupiah (Buy)	HSBC Bank USA, N.A.	3,944	3,963	07/27/2011	(19)
Indonesian Rupiah (Buy)	JP Morgan Chase Bank, N.A.	907	900	04/15/2011	7

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Indonesian Rupiah (Buy)	JP Morgan Chase Bank, N.A.	$1,709	$1,737	07/27/2011	$(28)
Indonesian Rupiah (Buy)	Morgan Stanley and Co. Inc.	596	600	04/15/2011	(4)
Indonesian Rupiah (Buy)	Morgan Stanley and Co. Inc.	503	500	04/15/2011	3
Indonesian Rupiah (Buy)	Royal Bank of Scotland plc	395	390	07/27/2011	5
Indonesian Rupiah (Buy)	Royal Bank of Scotland plc	6,918	7,032	10/31/2011	(114)
Malaysian Ringgit (Buy)	Barclays Capital	3,693	3,644	02/07/2011	49
Malaysian Ringgit (Buy)	Barclays Capital	1,161	1,160	08/11/2011	1
Malaysian Ringgit (Buy)	Barclays Capital	2,290	2,303	08/11/2011	(13)
Malaysian Ringgit (Buy)	Citibank N.A.	1,297	1,281	02/07/2011	16
Malaysian Ringgit (Buy)	Citibank N.A.	5,437	5,443	02/07/2011	(6)
Malaysian Ringgit (Buy)	Citibank N.A.	4,941	4,965	08/11/2011	(24)
Malaysian Ringgit (Buy)	Deutsche Bank AG	2,279	2,249	02/07/2011	30
Malaysian Ringgit (Buy)	HSBC Bank USA, N.A.	1,215	1,200	02/07/2011	15
Malaysian Ringgit (Buy)	HSBC Bank USA, N.A.	701	702	02/07/2011	(1)
Malaysian Ringgit (Buy)	HSBC Bank USA, N.A.	1,892	1,906	08/11/2011	(14)
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	3,593	3,555	02/07/2011	38
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	1,129	1,136	08/11/2011	(7)
Malaysian Ringgit (Buy)	Royal Bank of Scotland plc	1,208	1,195	02/07/2011	13
Malaysian Ringgit (Sell)	Barclays Capital	2,351	2,342	02/07/2011	(9)
Malaysian Ringgit (Sell)	Barclays Capital	1,342	1,345	02/07/2011	3
Malaysian Ringgit (Sell)	Citibank N.A.	2,096	2,089	02/07/2011	(7)
Malaysian Ringgit (Sell)	Citibank N.A.	2,906	2,911	02/07/2011	5
Malaysian Ringgit (Sell)	Deutsche Bank AG	2,279	2,282	02/07/2011	3
Malaysian Ringgit (Sell)	HSBC Bank USA, N.A.	1,915	1,920	02/07/2011	5
Malaysian Ringgit (Sell)	JP Morgan Chase Bank, N.A.	3,593	3,597	02/07/2011	4
Malaysian Ringgit (Sell)	Royal Bank of Scotland plc	1,208	1,209	02/07/2011	1
Mexican Peso (Buy)	Barclays Bank plc	3,035	2,969	02/22/2011	66
Mexican Peso (Buy)	Barclays Capital	11,138	10,556	02/22/2011	582
Mexican Peso (Buy)	Citibank N.A.	17,214	16,502	02/22/2011	712
Mexican Peso (Buy)	Deutsche Bank AG	1,378	1,307	02/22/2011	71
Mexican Peso (Buy)	Deutsche Bank AG	1,789	1,780	07/07/2011	9
Mexican Peso (Buy)	HSBC Bank USA, N.A.	78,305	78,667	07/07/2011	(362)
Mexican Peso (Buy)	JP Morgan Chase Bank, N.A.	2,422	2,354	02/22/2011	68
Mexican Peso (Buy)	Morgan Stanley and Co. Inc.	31,836	30,800	02/22/2011	1,036
Mexican Peso (Buy)	Morgan Stanley and Co. Inc.	1,094	1,100	07/07/2011	(6)
Mexican Peso (Buy)	UBS AG	4,417	4,300	02/22/2011	117
Mexican Peso (Sell)	HSBC Bank USA, N.A.	71,441	71,779	02/22/2011	338
Philippine Peso (Buy)	Barclays Capital	764	800	04/15/2011	(36)
Philippine Peso (Buy)	Barclays Capital	3,707	3,700	06/15/2011	7
Philippine Peso (Buy)	Barclays Capital	6,169	6,200	06/15/2011	(31)
Philippine Peso (Buy)	Barclays Capital	2,377	2,412	11/15/2011	(35)
Philippine Peso (Buy)	Citibank N.A.	2,124	2,133	02/07/2011	(9)
Philippine Peso (Buy)	Citibank N.A.	1,316	1,350	04/15/2011	(34)
Philippine Peso (Buy)	Citibank N.A.	5,842	6,015	06/15/2011	(173)
Philippine Peso (Buy)	Citibank N.A.	8,363	8,569	11/15/2011	(206)
Philippine Peso (Buy)	Deutsche Bank AG	1,555	1,591	06/15/2011	(36)
Philippine Peso (Buy)	Deutsche Bank AG	979	1,000	11/15/2011	(21)
Philippine Peso (Buy)	Goldman Sachs International	1,659	1,700	11/15/2011	(41)
Philippine Peso (Buy)	HSBC Bank USA, N.A.	732	746	06/15/2011	(14)
Philippine Peso (Buy)	JP Morgan Chase Bank, N.A.	1,061	1,067	02/07/2011	(6)
Philippine Peso (Buy)	JP Morgan Chase Bank, N.A.	1,319	1,350	04/15/2011	(31)
Philippine Peso (Buy)	JP Morgan Chase Bank, N.A.	2,412	2,400	06/15/2011	12
Philippine Peso (Buy)	JP Morgan Chase Bank, N.A.	2,748	2,819	06/15/2011	(71)
Philippine Peso (Buy)	JP Morgan Chase Bank, N.A.	2,143	2,200	11/15/2011	(57)
Philippine Peso (Sell)	Barclays Capital	2,110	2,114	02/07/2011	4
Philippine Peso (Sell)	Barclays Capital	305	304	02/07/2011	(1)
Philippine Peso (Sell)	Citibank N.A.	770	770	02/07/2011	—
Singapore Dollar (Buy)	Citibank N.A.	1,913	1,900	02/24/2011	13
Singapore Dollar (Buy)	Citibank N.A.	2,136	2,100	03/09/2011	36
Singapore Dollar (Buy)	Citibank N.A.	1,106	1,100	06/09/2011	6
Singapore Dollar (Buy)	Deutsche Bank AG	4,655	4,568	06/09/2011	87
Singapore Dollar (Buy)	Goldman Sachs International	1,005	1,000	03/09/2011	5
Singapore Dollar (Buy)	Goldman Sachs International	15,464	15,376	06/09/2011	88

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Singapore Dollar (Buy)	HSBC Bank USA, N.A.	$5,788	$5,700	02/24/2011	$88
Singapore Dollar (Buy)	HSBC Bank USA, N.A.	4,918	4,800	03/09/2011	118
Singapore Dollar (Buy)	JP Morgan Chase Bank, N.A.	1,818	1,800	03/09/2011	18
Singapore Dollar (Buy)	JP Morgan Chase Bank, N.A.	3,902	3,850	06/09/2011	52
Singapore Dollar (Buy)	Morgan Stanley and Co. Inc.	1,630	1,600	02/24/2011	30
Singapore Dollar (Buy)	Morgan Stanley and Co. Inc.	620	600	03/09/2011	20
Singapore Dollar (Buy)	Royal Bank of Scotland plc	3,699	3,594	06/09/2011	105
Singapore Dollar (Buy)	Royal Bank of Scotland plc	1,173	1,167	09/09/2011	6
Singapore Dollar (Buy)	UBS AG	708	700	02/24/2011	8
Singapore Dollar (Sell)	Goldman Sachs International	10,040	10,024	02/24/2011	(16)
Singapore Dollar (Sell)	Royal Bank of Scotland plc	1,172	1,166	03/09/2011	(6)
South African Rand (Buy)	Barclays Bank plc	3,813	4,063	07/28/2011	(250)
South African Rand (Buy)	Barclays Bank plc	1,226	1,200	09/13/2011	26
South African Rand (Buy)	JP Morgan Chase Bank, N.A.	765	800	04/28/2011	(35)
South African Rand (Buy)	JP Morgan Chase Bank, N.A.	18,833	20,335	07/28/2011	(1,502)
South African Rand (Buy)	Morgan Stanley and Co. Inc.	766	800	04/28/2011	(34)
South African Rand (Buy)	Morgan Stanley and Co. Inc.	613	600	09/13/2011	13
South African Rand (Buy)	UBS AG	511	500	09/13/2011	11
South Korean Won (Buy)	Barclays Capital	1,234	1,243	05/09/2011	(9)
South Korean Won (Buy)	Citibank N.A.	5,467	5,507	05/09/2011	(40)
South Korean Won (Buy)	Citibank N.A.	2,717	2,705	05/09/2011	12
South Korean Won (Buy)	Goldman Sachs International	355	353	05/09/2011	2
South Korean Won (Buy)	Goldman Sachs International	991	1,000	05/09/2011	(9)
South Korean Won (Buy)	HSBC Bank USA, N.A.	832	836	05/09/2011	(4)
South Korean Won (Buy)	HSBC Bank USA, N.A.	1,627	1,600	05/09/2011	27
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	2,771	2,800	05/09/2011	(29)
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	32,115	31,439	05/09/2011	676
South Korean Won (Buy)	Morgan Stanley and Co. Inc.	7,270	7,300	05/09/2011	(30)
South Korean Won (Buy)	Morgan Stanley and Co. Inc.	1,003	1,000	03/09/2011	3
South Korean Won (Buy)	Royal Bank of Scotland plc	1,667	1,663	05/09/2011	4
South Korean Won (Buy)	UBS AG	617	600	05/09/2011	17
Taiwan Dollar (Buy)	Deutsche Bank AG	2,230	2,151	04/06/2011	79
Taiwan Dollar (Buy)	JP Morgan Chase Bank, N.A.	2,391	2,291	04/06/2011	100
Turkish Lira (Buy)	HSBC Bank USA, N.A.	19,461	20,131	07/27/2011	(670)

					$(87)

SWAP AGREEMENTS OPEN AT JANUARY 31, 2011

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	AUD-BBR-BBSW-Bloomberg 3-Month	Pay	4.500%	06/15/2011	AUD$	4,300	$(24)
UBS AG	AUD-BBR-BBSW-Bloomberg 3-Month	Pay	4.500	06/15/2011		56,500	(188)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	10.840	01/02/2012	R$	5,900	25
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	10.600	01/02/2012		3,400	5
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.290	01/02/2013		87,400	425
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	11.910	01/02/2013		76,100	(189)
BNP Paribas S.A.	Brazil Cetip Interbank Deposit	Pay	12.800	01/02/2013		47,800	452
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	11.760	01/02/2012		12,700	58
Credit Suisse International	Brazil Cetip Interbank Deposit	Pay	12.480	01/02/2013		63,900	44
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	14.770	01/02/2012		900	79
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	10.610	01/02/2012		3,200	5
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.140	01/02/2012		95,100	917
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.360	01/02/2012		206,100	1,650
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.880	01/02/2013		22,000	(35)
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.830	01/02/2013		76,700	761
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.300	01/02/2013		91,600	297
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		190,000	(243)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

INTEREST RATE SWAPS—Continued

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	12.540%	01/02/2014	R$	3,100	$9
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		54,200	52
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		13,700	(69)
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.200	01/02/2014		24,100	22
Merrill Lynch Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2012		13,000	395
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.630	01/02/2012		123,300	390
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		11,700	(6)
Royal Bank of Scotland plc	Brazil Cetip Interbank Deposit	Pay	12.080	01/02/2012		11,500	51
UBS AG	Brazil Cetip Interbank Deposit	Pay	10.580	01/02/2012		17,500	1
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2012		15,400	707
UBS AG	Brazil Cetip Interbank Deposit	Pay	11.420	01/02/2012		26,000	71
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		14,800	8
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.250	01/02/2014		18,000	(10)
Barclays Bank plc	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		$20,600	444
BNP Paribas S.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		40,500	79
Citibank N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		4,700	(4)
HSBC Bank USA, N.A.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		43,800	442
Morgan Stanley Capital Services Inc.	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		192,600	2,186
Royal Bank of Scotland plc	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		71,600	538
UBS AG	British Bankers’ Association LIBOR USD 3-Month	Receive	4.250	06/15/2041		66,300	275
Barclays Bank plc	Mexica TIIE-Banxico	Pay	7.340	01/28/2015	MEX$	435,700	1,237
Citibank N.A.	Mexica TIIE-Banxico	Pay	7.330	01/28/2015		157,900	452
JP Morgan Chase Bank, N.A.	Mexica TIIE-Banxico	Pay	7.330	01/28/2015		105,500	302

Interest Rate Swaps							$11,611

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
UBS AG	United States of America 4.875% due 08/15/2016	Sell	0.250%	09/20/2015	0.468%	$(354)	$(414)	€27,700	$60
Deutsche Bank AG	Berkshire Hathaway Inc. Senior Bond 4.625% due 10/15/2013	Sell	0.850	03/20/2013	0.385	31	—	$2,800	31
UBS AG	Berkshire Hathaway Inc. Senior Bond 4.625% due 10/15/2013	Sell	1.000	03/20/2015	0.718	34	(49)	2,700	83
Barclays Bank plc	Citigroup Inc. Senior Bond 6.500% due 01/18/2011	Sell	1.000	03/20/2011	0.395	2	(6)	1,000	8
Morgan Stanley Capital Services Inc.	Citigroup Inc. Senior Bond 6.500% due 01/18/2011	Sell	1.000	06/20/2011	0.395	7	(3)	1,900	10
Morgan Stanley Capital Services Inc.	Citigroup Inc. Senior Bond 6.500% due 01/18/2011	Sell	1.000	06/20/2011	0.395	7	(5)	2,000	12
UBS AG	Citigroup Inc. Senior Bond 6.500% due 01/18/2011	Sell	1.000	03/20/2011	0.395	8	(24)	4,200	32
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	2.198	7,791	8,307	65,200	(516)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	2.198	36	37	300	(1)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000%	12/20/2015	2.232%	$3,085	$3,215	$23,900	$(130)
Citibank N.A.	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	697	747	5,400	(50)
Credit Suisse International	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	2.198	167	186	1,400	(19)
Credit Suisse International	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	2.198	119	140	1,000	(21)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 12, 0.037%	Sell	5.000	12/20/2014	2.159	339	308	3,100	31
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	2.198	705	804	5,900	(99)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	1,472	1,460	11,400	12
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	2.198	1,960	2,071	16,400	(111)
HSBC Bank USA, N.A.	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	400	410	3,100	(10)
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	2.198	275	260	2,300	15
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	129	132	1,000	(3)
Morgan Stanley Capital Services Inc.	Dow Jones CDX Emerging Markets Index Series 13, 0.037%	Sell	5.000	06/20/2015	2.198	1,171	1,163	9,800	8
Morgan Stanley Capital Services Inc.	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	568	572	4,400	(4)
UBS AG	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	232	249	1,800	(17)
Barclays Bank plc	Dow Jones CDX North America High Yield Index Series 15 5Y, 0.037%	Sell	5.000	12/20/2015	4.145	263	188	6,400	75
BNP Paribas S.A.	Dow Jones CDX North America High Yield Index Series 15 5Y, 0.037%	Sell	5.000	12/20/2015	4.145	978	118	23,600	860
Citibank N.A.	Dow Jones CDX North America High Yield Index Series 8-V17 5Y 35-100%, 0.037%	Sell	0.360	06/20/2012	0.138	33	—	9,629	33
Citibank N.A.	Dow Jones CDX North America High Yield Index Series 8-V17 5Y 35-100%, 0.037%	Sell	0.360	06/20/2012	0.138	17	—	4,815	17
Citibank N.A.	Dow Jones CDX North America High Yield Index Series 8-V17 5Y 35-100%, 0.037%	Sell	0.400	06/20/2012	0.138	10	—	2,407	10

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Citibank N.A.	Dow Jones CDX North America High Yield Index Series 15 5Y, 0.037%	Sell	5.000%	12/20/2015	4.145%	$1,235	$(419)	$29,800	$1,654
Credit Suisse International	Dow Jones CDX North America High Yield Index Series 15 5Y, 0.037%	Sell	5.000	12/20/2015	4.145	70	(9)	1,700	79
Deutsche Bank AG	Dow Jones CDX North America High Yield Index Series 15 5Y, 0.037%	Sell	5.000	12/20/2015	4.145	2,007	419	48,400	1,588
JP Morgan Chase Bank, N.A.	Dow Jones CDX North America High Yield Index Series 15 5Y, 0.037%	Sell	5.000	12/20/2015	4.145	2,102	844	50,700	1,258
Morgan Stanley Capital Services Inc.	Dow Jones CDX North America High Yield Index Series 15 5Y, 0.037%	Sell	5.000	12/20/2015	4.145	1,335	327	32,200	1,008
Royal Bank of Scotland plc	Dow Jones CDX North America High Yield Index Series 15 5Y, 0.037%	Sell	5.000	12/20/2015	4.145	282	(47)	6,800	329
UBS AG	Dow Jones CDX North America High Yield Index Series 15 5Y, 0.037%	Sell	5.000	12/20/2015	4.145	153	86	3,700	67
Bank of America N.A.	Dow Jones CDX North America Investment Grade Index Series 15 5Y, 0.037%	Sell	1.000	12/20/2015	0.849	105	(53)	12,800	158
BNP Paribas S.A.	Dow Jones CDX North America Investment Grade Index Series 15 5Y, 0.037%	Sell	1.000	12/20/2015	0.849	127	9	15,500	118
Citibank N.A.	Dow Jones CDX North America Investment Grade Index Series 15 5Y, 0.037%	Sell	1.000	12/20/2015	0.849	293	(87)	35,900	380
Credit Suisse International	Dow Jones CDX North America Investment Grade Index Series 15 5Y, 0.037%	Sell	1.000	12/20/2015	0.849	810	(378)	99,200	1,188
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 9-V4 5Y 30-100%, 0.037%	Sell	0.710	12/20/2012	0.090	209	—	16,782	209
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 10-V4 5Y 30-100%, 0.037%	Sell	0.530	06/20/2013	0.108	41	—	3,858	41
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 15 5Y, 0.037%	Sell	1.000	12/20/2015	0.849	323	(80)	39,500	403
JP Morgan Chase Bank, N.A.	Dow Jones CDX North America Investment Grade Index Series 15 5Y, 0.037%	Sell	1.000	12/20/2015	0.849	394	90	48,200	304
Morgan Stanley Capital Services Inc.	Dow Jones CDX North America Investment Grade Index Series 9-V3 5Y 15-30%, 0.037%	Sell	0.960	12/20/2012	0.139	109	—	6,500	109
Morgan Stanley Capital Services Inc.	Dow Jones CDX North America Investment Grade Index Series 15 5Y, 0.037%	Sell	1.000	12/20/2015	0.849	186	(13)	22,800	199
UBS AG	Dow Jones CDX North America Investment Grade Index Series 15 5Y, 0.037%	Sell	1.000	12/20/2015	0.849	177	145	21,700	32
Bank of America N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.131	(3)	(6)	700	3
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.101	(6)	(28)	1,900	22
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.131	(11)	(20)	2,300	9

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Citibank N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000%	09/20/2015	1.131%	$(5)	$(16)	$1,000	$11
Credit Suisse International	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.101	(2)	(18)	700	16
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.101	(17)	(61)	5,500	44
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.101	(5)	(15)	1,500	10
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.101	(4)	(35)	1,300	31
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.131	(15)	(25)	3,300	10
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.484	(332)	(298)	9,000	(34)
HSBC Bank USA, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.484	(406)	(343)	11,000	(63)
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.101	(35)	(125)	11,400	90
JP Morgan Chase Bank, N.A.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.131	(15)	(28)	3,300	13
Morgan Stanley Capital Services Inc.	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.101	(5)	(16)	1,600	11
UBS AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	09/20/2015	1.131	(3)	(5)	700	2
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	0.984	(120)	(138)	3,400	18
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	0.959	(68)	(41)	2,100	(27)
UBS AG	French Republic 4.250% due 04/25/2019	Sell	0.250	09/20/2015	0.932	(149)	(132)	5,000	(17)
UBS AG	French Republic 4.250% due 04/25/2019	Sell	0.250	03/20/2016	0.984	(116)	(133)	3,300	17
Barclays Bank plc	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	0.620	03/20/2011	0.367	6	—	5,700	6
Barclays Bank plc	General Electric Capital Corporation 6.000% due 06/15/2012	Sell	0.640	12/20/2012	0.641	4	—	5,600	4
Citibank N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	5.000	06/20/2011	0.361	48	(91)	2,000	139
Citibank N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	5.000	06/20/2011	0.361	48	(95)	2,000	143
Citibank N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	3.850	03/20/2014	0.839	875	—	9,000	875
Deutsche Bank AG	General Electric Capital Corporation Senior Bond 6.000% due 06/15/2012	Sell	1.500	09/20/2011	0.367	10	—	1,100	10
Deutsche Bank AG	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	4.900	12/20/2013	0.810	232	—	1,900	232
Deutsche Bank AG	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	03/20/2016	1.242	(5)	(31)	500	26
JP Morgan Chase Bank, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	5.000	09/20/2011	0.361	89	117	2,500	(28)
Morgan Stanley Capital Services Inc.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	09/20/2011	0.361	26	(77)	5,000	103

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
JP Morgan Chase Bank, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000%	03/20/2016	0.832%	$36	$34	$3,800	$2
HSBC Bank USA, N.A.	JPMorgan Chase & Co. Senior Bond 4.750% due 03/01/2015	Sell	1.000	09/20/2011	0.134	30	19	4,400	11
Citibank N.A.	MetLife Inc. Senior Bond 5.000% due 06/15/2015	Sell	1.000	06/20/2011	0.196	9	(26)	2,000	35
JP Morgan Chase Bank, N.A.	Mexico Government 7.500% due 04/08/2033	Sell	0.920	03/20/2016	1.214	(3)	—	300	(3)
Citibank N.A.	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.704	36	45	2,600	(9)
Royal Bank of Scotland plc	People’s Republic of China 4.750% due 10/29/2013	Sell	1.000	06/20/2015	0.704	109	141	7,900	(32)
Deutsche Bank AG	Republic of Indonesia 6.750% due 03/10/2014	Sell	1.000	09/20/2015	1.512	(25)	(28)	1,200	3
Barclays Bank plc	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	03/20/2016	1.742	(135)	(156)	4,000	21
JP Morgan Chase Bank, N.A.	Republic of Panama 8.875% due 09/30/2027	Sell	0.730	01/20/2012	0.551	6	—	3,000	6
Morgan Stanley Capital Services Inc.	Republic of Panama 8.875% due 09/30/2027	Sell	0.750	01/20/2012	0.551	2	—	1,000	2
BNP Paribas S.A.	UBS AG Senior Bond 1.046% due 04/18/2012	Sell	0.760	03/20/2013	0.483	140	—	20,470	140
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2014	0.560	30	11	1,700	19
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2015	0.581	65	17	3,600	48
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	03/20/2015	0.581	132	31	7,300	101
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.612	387	273	21,900	114
Morgan Stanley Capital Services Inc.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2014	0.560	11	5	600	6
UBS AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	12/20/2015	0.665	98	138	5,800	(40)
Citibank N.A.	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	1.158	(9)	(20)	1,600	11
UBS AG	United Mexican States 7.500% due 04/08/2033	Sell	1.000	09/20/2015	1.158	(3)	(7)	600	4

Credit Default Swaps									$11,555

Total Swaps									$23,166

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2011

Description	Number of Shares/Contracts	Strike Index/ Price/Rate		Expiration Date	Value (000s)
Inflation-Linked Swap Option (Put)	(5,100,000)	215.95	Y	03/10/2020	$(45)
Inflation-Linked Swap Option (Put)	(14,100,000)	215.95	Y	03/12/2020	(132)
Inflation-Linked Swap Option (Put)	(33,900,000)	216.69	Y	04/07/2020	(321)
Inflation-Linked Swap Option (Put)	(15,100,000)	217.97	Y	09/29/2020	(144)
Inflation-Linked Swap Option (Put)	(15,600,000)	218.01	Y	10/13/2020	(146)
Credit Default Option 5 year (Call)	(6,200,000)	0.80%		03/16/2011	(8)
Credit Default Option 5 year (Call)	(1,000,000)	0.90%		03/16/2011	(2)
Credit Default Option 5 year (Put)	(6,200,000)	1.30		03/16/2011	(2)
Credit Default Option 5 year (Put)	(1,000,000)	1.60		03/16/2011	(1)
Forward Volatility Swaption 1 year (Call)	(48,300,000)	0.51		10/11/2011	(356)[z]
Forward Volatility Swaption 1 year (Call)	(238,400,000)	1.11		10/11/2011	(3,845)
Forward Volatility Swaption 1 year (Call)	(129,900,000)	1.09		11/14/2011	(2,096)
Interest Rate Swap Option 5 year (Call)	(44,200,000)	1.25		02/14/2011	—
Interest Rate Swap Option 5 year (Call)	(14,000,000)	1.25		02/14/2011	—
Interest Rate Swap Option 5 year (Call)	(59,900,000)	1.90		03/28/2011	(64)
Interest Rate Swap Option 1 year (Put)	(133,700,000)	1.75		11/19/2012	(875)
Interest Rate Swap Option 2 year (Put)	(19,800,000)	2.25		09/24/2012	(226)
Interest Rate Swap Option 2 year (Put)	(130,000,000)	2.25		09/24/2012	(1,483)
Interest Rate Swap Option 2 year (Put)	(407,400,000)	2.25		09/24/2012	(4,648)
Interest Rate Swap Option 3 year (Put)	(71,600,000)	2.75		06/18/2012	(924)
Interest Rate Swap Option 3 year (Put)	(75,400,000)	2.75		06/18/2012	(973)
Interest Rate Swap Option 3 year (Put)	(51,500,000)	3.00		06/18/2012	(547)
Interest Rate Swap Option 3 year (Put)	(77,800,000)	3.00		06/18/2012	(827)
Interest Rate Swap Option 3 year (Put)	(103,700,000)	3.00		06/18/2012	(1,102)
Interest Rate Swap Option 3 year (Put)	(164,600,000)	3.00		06/18/2012	(1,750)
Interest Rate Swap Option 3 year (Put)	(191,400,000)	3.00		06/18/2012	(2,035)
Interest Rate Swap Option 5 year (Put)	(14,000,000)	1.80		02/14/2011	(285)
Interest Rate Swap Option 5 year (Put)	(44,200,000)	1.80		02/14/2011	(901)
Interest Rate Swap Option 5 year (Put)	(59,900,000)	2.70		03/28/2011	(166)
Interest Rate Swap Option 5 year (Put)	(21,100,000)	3.25		07/16/2012	(606)
Interest Rate Swap Option 5 year (Put)	(63,400,000)	3.25		07/16/2012	(1,820)
Interest Rate Swap Option 10 year (Put)	(11,300,000)	4.00		06/13/2011	(153)
Interest Rate Swap Option 10 year (Put)	(24,000,000)	4.00		06/13/2011	(326)
Interest Rate Swap Option 10 year (Put)	(42,100,000)	4.00		06/13/2011	(571)
Interest Rate Swap Option 10 year (Put)	(35,100,000)	10.00		07/10/2012	(18)
Eurodollar Futures Option—CME (Call)	(1,546)	$99.38		09/19/2011	(899)
Eurodollar Futures Option—CME (Put)	(1,546)	99.38		09/19/2011	(493)
Eurodollar Futures Option—CME (Put)	(1,022)	99.00		03/19/2012	(652)

Written options outstanding, at value (premiums received of $23,693)					$(29,442)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund's investments as of January 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$103,493	$—	$103,493
Bank Loan Obligations	—	24,707	—	24,707
Collateralized Mortgage Obligations	—	329,488	—	329,488
Convertible Bonds	—	39,369	—	39,369
Convertible Preferred Stocks	2,650	—	—	2,650
Corporate Bond & Notes	—	2,100,131	705	2,100,836
Foreign Government Obligations	—	292,696	—	292,696
Mortgage Pass-Through	—	4,164,543	2,437	4,166,980
Municipal Bonds	—	234,862	—	234,862
Preferred Stocks	—	1,291	—	1,291
U.S. Government Agencies	—	635,193	—	635,193
U.S. Government Obligations	—	540,464	—	540,464
Short-Term Investments
Certificates of Deposit	—	5,299	—	5,299
Repurchase Agreements	—	1,208,200	—	1,208,200
U.S. Government Agencies	—	54,557	—	54,557
U.S. Treasury Bills	—	449,741	—	449,741

Total Investments in Securities	$2,650	$10,184,034	$3,142	$10,189,826

Investments in Other Financial Instruments
Forward Currency Contracts	—	(87)	—	(87)
Futures Contracts	(2,411)	—	—	(2,411)
Options-Written	(2,044)	(27,042)	(356)	(29,442)
Swap Agreements	—	23,166	—	23,166

Total Investments in Other Financial Instruments	$(4,455)	$(3,963)	$(356)	$(8,774)

Total Investments	$(1,805)	$10,180,071	$2,786	$10,181,052

The following is a reconciliation of the Fund’s Level 3 investment during the period ended January 31, 2011.

Valuation Description	Beginning Balance at 11/01/2010 (000s)	Purchases (000s)	(Sales) (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In of Level 3[g] (000s)	Transfers (Out) of Level 3 (000s)	Ending Balance as of 01/31/2011[w] (000s)
Corporate Bonds & Notes	$748	$—	$—	$—	$—	$(43)	$—	$—	$705
Mortgage Pass-Through	2,482	—	(27)	(1)	—	(17)	—	—	2,437
Options-Written	—	—	—	—	—	(75)	(281)	—	(356)
Swap Agreements	—	160,700	(156,707)	—	(3,993)	—	—	—	—

Total	$3,230	$160,700	$(156,734)	$(1)	$(3,993)	$(135)	$(281)	$—	$2,786

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund's derivative instruments categorized by risk exposure as of January 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$12,789	$(1,247)
Foreign Exchange Contracts	8,753	(8,840)
Interest Rate Contracts	15,751	(35,980)

Total	$37,293	$(46,067)

Harbor Bond Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in default.

1	Floating rate security. The stated rate represents the rate in effect at January 31, 2011.

2	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2011, these securities were valued at $964,185 or 13% of net assets.

3	Variable rate security. The stated rate represents the rate in effect at January 31, 2011.

4	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

5	MTN after the name of a security stands for Medium Term Note.

6	Zero coupon bond.

7	TBAs are mortgage-backed securities traded under delayed delivery commitments, settling after January 31, 2011. Although the unit price for the trades has been established, the principal value has not been finalized. However, the amount of the commitments will not fluctuate more than 2% from the principal amount. Income on TBAs is not earned until settlement date. (See Note 2 of the accompanying Notes to Portfolios of Investments).

8	At January 31, 2011, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $286,320 or 4% of net assets.

9	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

10	Perpetuity bond. The maturity date represents the callable date.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

g	Transferred from Level 2 to Level 3 due to lack of observable market data for pricing input.

w	The net unrealized appreciation/(depreciation) as of 01/31/2011 is $(247).

y	Amount represents Index Value.

z	Valued by subadviser in accordance with Harbor Funds Valuation Procedures.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

MEX$	Mexican Peso.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash, short-term investments, and derivative positions of -7.8%)

ASSET-BACKED SECURITIES—2.1%
Principal Amount (000s)			Value (000s)

		Ally Auto Receivables Trust
		Series 2009-A Cl. A2
	$380	1.320%—03/15/2012[1]	$381
		American Money Management Corporation CDO
		Series 2005-5A Cl. A1A
	300	0.539%—08/08/2017[1,2]	284	[z]
		Ares CLO Funds
		Series 2006-6RA Cl. A1B
	495	0.530%—03/12/2018[1,2]	464	[z]
		First Franklin Mortgage Loan Asset Backed Certificates
		Series 2006-FF15 Cl. A3
	69	0.310%—11/25/2036[2]	69
		Ford Auto Securitization Trust
		Series 2010-R3A Cl. A1
CAD$	1,732	1.926%—06/15/2013[1]	1,732	[z]
		Globaldrive BV
		Series 2009-A Cl. A
	€647	3.000%—07/20/2015	886
		Harvest CLO SA
		Series IX Cl. A1
	373	1.628%—03/29/2017[2]	514
		Race Point CLO
		Series IX Cl. A1
	$1,309	0.834%—05/15/2015[1,2]	1,236	[z]
		Saxon Asset Securities Trust
		Series 2003-1 Cl. AF7
	191	4.034%—06/25/2033[3]	177
		SLM Student Loan Trust
		Series 2010-B Cl. A1
	425	2.181%—08/15/2016[1,2]	425
		Wells Fargo Home Equity Trust
		Series 2005-4 Cl. AI2
	5	0.510%—12/25/2035[1,2]	5
		Wood Street CLO BV
		Series II-A Cl. A1
	€248	1.388%—03/29/2021[1,2]	315	[z]

	TOTAL ASSET-BACKED SECURITIES (Cost $6,426)		6,488

BANK LOAN OBLIGATIONS—0.6%
		Intelsat Jackson Holdings SA
		Term Loan B
	$700	5.250%—02/01/2018[2]	710

BANK LOAN OBLIGATIONS—Continued
Principal Amount (000s)		Value (000s)

	International Lease Finance Corporation
	Term Loan
$1,000	6.750%—03/17/2015[2]	$1,013

TOTAL BANK LOAN OBLIGATIONS (Cost $1,679)		1,723

COLLATERALIZED MORTGAGE OBLIGATIONS—1.0%
	Arkle Master Issuer plc
	Series 2010-1A Cl. 2A
700	1.434%—05/17/2060[1,2]	701
	Banc of America Large Loan Inc.
	Series 2010-HLTN Cl. HLTN
1,491	2.011%—11/15/2015[1,2]	1,374
	Bear Stearns Adjustable Rate Mortgage Trust
	Series 2005-5 Cl. A1
11	2.340%—08/25/2035[2]	10
	Series 2005-5 Cl. A2
19	2.440%—08/25/2035[2]	18
	Series 2005-2 Cl. A1
18	2.730%—03/25/2035[2]	18
	Series 2005-2 Cl. A2
6	2.934%—03/25/2035[2]	6

		52

	Citigroup Mortgage Loan Trust Inc.
	Series 2005-12 Cl. 2A1
626	1.060%—08/25/2035[1,2]	418
	Countrywide Home Loan Mortgage Pass Through Trust
	Series 2004-HYB5 Cl. 2A1
138	3.069%—04/20/2035[4]	134
	Granite Master Issuer plc
	Series 2006-3 Cl. A3
231	0.301%—12/20/2054[2]	218
	Residential Accredit Loans Inc.
	Series 2006-QO6 Cl. A1
172	0.440%—06/25/2046[2]	76
	Residential Asset Securitization Trust
	Series 2006-R1 Cl. A2
115	0.660%—01/25/2046*[2]	53
	Structured Asset Mortgage Investments Inc.
	Series 2006-AR5 Cl. 1A1
104	0.470%—05/25/2046[2]	62
	Washington Mutual Mortgage Pass Through Certificates
	Series 2003-AR9 Cl. 2A
74	2.779%—09/25/2033[2]	76

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,306)		3,164

CORPORATE BONDS & NOTES—16.4%
	ABN Amro Bank NV
1,500	2.071%—01/30/2014[1,2]	1,498
	Ally Financial Inc.
1,900	7.250%—03/02/2011	1,908
	American Express Bank FSB
500	0.390%—05/29/2012[2]	499
600	0.411%—06/12/2012[2]	599

		1,098

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)		Value (000s)

	American International Group Inc.
$900	6.400%—12/15/2020	$962
	Banco Santander Brasil SA
500	4.250%—01/14/2016[1]	497
	Banco Santander Chile
400	1.553%—04/20/2012[1,2]	400
	Bank of America Corporation MTN[5]
£600	0.845%—06/11/2012[2]	939
	Citigroup Inc.
$600	0.591%—11/05/2014[2]	578
1,000	2.286%—08/13/2013[2]	1,022
700	6.125%—05/15/2018	762

		2,362

	Commonwealth Bank of Australia
3,000	0.582%—09/17/2014[1,2]	3,005
	DCP Midstream Operating LP
700	3.250%—10/01/2015	696
	Dexia Credit Local
6,500	0.703%—03/05/2013[1,2]	6,470
	DISH DBS Corp.
1,000	6.375%—10/01/2011	1,029
	EOG Resources Inc
1,100	1.061%—02/03/2014[2]	1,102
	FCE Bank plc MTN[5]
€1,800	7.125%—01/16/2012	2,560
	Ford Motor Credit Co. LLC
$100	7.800%—06/01/2012	107
	GATX Financial Corp.
1,000	5.800%—03/01/2016	1,085
	Goldman Sachs Group Inc. MTN[5]
€1,000	1.407%—01/30/2017[2]	1,260
	HBOS plc MTN[5]
$300	6.750%—05/21/2018[1]	277
	HCA Inc.
900	7.250%—09/15/2020	967
	ING Bank NV
1,800	1.623%—10/18/2013[1,2]	1,799
	International Lease Finance Corporation
200	6.500%—09/01/2014[1]	214
100	6.750%—09/01/2016[1]	107
300	7.125%—09/01/2018[1]	325

		646

	JP Morgan Chase & Co. MTN[5]
€1,400	1.395%—10/12/2015[2]	1,781
	LeasePlan Corporation NV
$200	3.000%—05/07/2012[1]	205
	Lehman Brothers Holdings Inc. MTN[5]
100	0.000%—05/02/2018*[9]	26
	Merrill Lynch & Co. Inc. MTN[5]
1,500	0.533%—06/05/2012[2]	1,488
€2,300	1.328%—05/30/2014[2]	2,962

		4,450

CORPORATE BONDS & NOTES—Continued
Principal Amount (000s)			Value (000s)

		Metropolitan Life Global Funding I
	$200	1.427%—09/17/2012[1,2]	$203
		Metropolitan Life Global Funding I MTN[5]
	100	5.125%—04/10/2013[1]	108
		Morgan Stanley
	1,500	2.786%—05/14/2013[2]	1,552
		Morgan Stanley MTN[5]
	€200	1.357%—03/01/2013[2]	267
		New Albertsons Inc.
	$800	7.500%—02/15/2011	805
		New South Wales Treasury Corporation[6]
AUD$	400	2.750%—11/20/2025	408
		New York Life Global Funding
	$200	4.650%—05/09/2013[1]	215
		Petrobras International Finance Company
	500	3.875%—01/27/2016	507
		Pricoa Global Funding I MTN[5]
	500	0.404%—01/30/2012[1,2]	498
		Royal Bank of Scotland plc
	600	2.704%—08/23/2013[2]	610
	300	3.000%—12/09/2011[1]	306
	700	4.875%—03/16/2015	713

			1,629

		SLM Corporation MTN[5,6]
	740	3.422%—05/03/2019[4]	541
		SLM Corporation MTN[5]
	1,200	5.125%—08/27/2012	1,243
		Starwood Hotels & Resorts Worldwide Inc.
	1,000	6.250%—02/15/2013	1,065
		Stone Street Trust
	2,400	5.902%—12/15/2015[1]	2,543
		Transocean Inc.
	700	4.950%—11/15/2015	740
		UBS AG MTN[5]
	1,700	1.384%—02/23/2012[2]	1,715

	TOTAL CORPORATE BONDS & NOTES (Cost $50,312)		51,168

FOREIGN GOVERNMENT OBLIGATIONS—1.8%
		Australia Government Bond[6]
AUD$	2,600	3.000%—09/20/2025	2,780
		Canada Housing Trust No 1
CAD$	2,700	2.450%—12/15/2015[1]	2,662
		Petroleos Mexicanos
	$200	5.500%—01/21/2021	203

	TOTAL FOREIGN GOVERNMENT OBLIGATIONS (Cost $5,295)		5,645

MORTGAGE PASS-THROUGH—3.0%
		Federal Home Loan Mortgage Corp. REMIC[7]
	4,703	0.861%—12/15/2037[2]	4,712
		Federal National Mortgage Association REMIC[7]
	1,237	0.610%—07/25/2037[2]	1,233
	1,196	0.640%—07/25/2037[2]	1,193

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

MORTGAGE PASS-THROUGH—Continued
Principal Amount (000s)		Value (000s)

$828	0.700%—05/25/2036[2]	$826
1,500	0.940%—02/25/2041[2]	1,498	[z]

		4,750

TOTAL MORTGAGE PASS-THROUGH (Cost $9,431)		9,462

U.S. GOVERNMENT OBLIGATIONS—82.9%
	U.S. Treasury Inflation Indexed Bonds[6]
1,716	0.500%—04/15/2015	1,778
5,279	0.625%—04/15/2013	5,479
900	1.125%—01/15/2021	906
10,959	1.250%—04/15/2014[8]	11,666
301	1.250%—07/15/2020	309
1,417	1.375%—01/15/2020	1,479
16,670	1.625%—01/15/2015-01/15/2018	18,037
31	1.750%—01/15/2028	31
27,352	1.875%—07/15/2013-07/15/2015	29,816
11,887	1.875%—07/15/2019[8]	13,006
27,437	2.000%—04/15/2012-01/15/2026	29,153
14,441	2.000%—01/15/2016[8]	15,959
6,726	2.125%—01/15/2019	7,497
17,071	2.375%—04/15/2011-01/15/2027	18,411
17,967	2.375%—01/15/2025[8]	19,779
18,278	2.500%—07/15/2016-01/15/2029	20,337
11,718	2.625%—07/15/2017	13,497
6,571	3.000%—07/15/2012	7,006
12,569	3.375%—01/15/2012-04/15/2032	13,676
6,899	3.625%—04/15/2028	8,729
16,307	3.875%—04/15/2029	21,392

TOTAL U.S. GOVERNMENT OBLIGATIONS (Cost $256,631)		257,943

SHORT-TERM INVESTMENTS—2.3%
Principal Amount (000s)		Value (000s)

CERTIFICATES OF DEPOSIT—1.0%
	Itaú Unibanco SA
$3,100	1.381%—04/20/2011	$3,091

REPURCHASE AGREEMENTS—1.1%
1,000	Repurchase Agreement with Credit Suisse First Boston dated January 31, 2011 due February 01, 2011 at 0.230% collateralized by U.S. Treasury Notes (market value $1,020)	1,000
2,315	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by Federal National Mortgage Association (market value $2,366)	2,315

		3,315

U.S. TREASURY BILLS—0.2%
	U.S. Treasury Bills
100	0.161%—07/28/2011[8]	100
640	0.188%—06/16/2011[8]	639

		739

TOTAL SHORT-TERM INVESTMENTS (Cost $7,145)		7,145

TOTAL INVESTMENTS—110.1% (Cost $340,225)		342,738
CASH AND OTHER ASSETS, LESS LIABILITIES—(10.1)%		(31,469)

TOTAL NET ASSETS—100.0%		$311,269

FUTURES CONTRACTS OPEN AT JANUARY 31, 2011

Description	Number of Contracts	Aggregate Face Value (000s)	Expiration Date	Unrealized Appreciation/ (Depreciation) (000s)
Eurodollar Futures-CME 90-day (Buy)	62	$15,500	03/2011	$9
Eurodollar Futures-CME 90-day (Buy)	41	10,250	06/2011	4
Eurodollar Futures-CME 90-day (Buy)	64	16,000	03/2012	(3)

				$10

FORWARD CURRENCY CONTRACTS OPEN AT JANUARY 31, 2011

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Australian Dollar (Sell)	Deutsche Bank AG	$41	$41	04/29/2011	$—
Brazilian Real (Buy)	Barclays Capital	1,375	1,371	04/04/2011	4
Brazilian Real (Buy)	Citibank N.A.	1,385	1,364	03/02/2011	21
Brazilian Real (Sell)	Barclays Capital	1,385	1,381	03/02/2011	(4)
British Pound Sterling (Sell)	Royal Bank of Scotland plc	1,010	986	03/21/2011	(24)
Canadian Dollar (Buy)	Citibank N.A.	519	518	02/17/2011	1

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FORWARD CURRENCY CONTRACTS—Continued

Currency	Counterparty	Market Value (000s)	Aggregate Face Value (000s)	Delivery Date	Unrealized Appreciation/ (Depreciation) (000s)
Canadian Dollar (Buy)	Royal Bank of Scotland plc	$610	$603	02/17/2011	$7
Canadian Dollar (Buy)	UBS AG	513	510	02/17/2011	3
Canadian Dollar (Sell)	Deutsche Bank AG	3,859	3,837	02/17/2011	(22)
Chinese Yuan (Buy)	Barclays Capital	35	35	11/15/2011	—
Chinese Yuan (Buy)	Citibank N.A.	207	210	11/15/2011	(3)
Chinese Yuan (Buy)	Deutsche Bank AG	947	957	02/13/2012	(10)
Chinese Yuan (Buy)	JP Morgan Chase Bank, N.A.	129	132	11/15/2011	(3)
Euro Currency (Sell)	Barclays Bank plc	274	263	02/07/2011	(11)
Euro Currency (Sell)	UBS AG	274	263	02/07/2011	(11)
Euro Currency (Sell)	UBS AG	14,184	13,980	04/19/2011	(204)
Indian Rupee (Buy)	Barclays Capital	581	590	03/09/2011	(9)
Indian Rupee (Buy)	Citibank N.A.	592	607	03/09/2011	(15)
Indian Rupee (Buy)	Citibank N.A.	202	200	03/09/2011	2
Indian Rupee (Buy)	Deutsche Bank AG	739	755	03/09/2011	(16)
Indian Rupee (Buy)	Deutsche Bank AG	203	200	03/09/2011	3
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	204	200	03/09/2011	4
Indian Rupee (Buy)	JP Morgan Chase Bank, N.A.	185	190	03/09/2011	(5)
Indian Rupee (Buy)	Royal Bank of Scotland plc	126	129	03/09/2011	(3)
Indian Rupee (Buy)	UBS AG	34	35	03/09/2011	(1)
Indonesian Rupiah (Buy)	Citibank N.A.	524	535	10/31/2011	(11)
Indonesian Rupiah (Buy)	Goldman Sachs International	235	240	10/31/2011	(5)
Malaysian Ringgit (Buy)	Barclays Capital	543	530	02/07/2011	13
Malaysian Ringgit (Buy)	Barclays Capital	423	424	08/11/2011	(1)
Malaysian Ringgit (Buy)	Citibank N.A.	263	260	02/07/2011	3
Malaysian Ringgit (Buy)	Citibank N.A.	158	159	02/07/2011	(1)
Malaysian Ringgit (Buy)	Citibank N.A.	109	109	05/11/2011	—
Malaysian Ringgit (Buy)	Citibank N.A.	416	418	08/11/2011	(2)
Malaysian Ringgit (Buy)	HSBC Bank USA, N.A.	123	124	02/07/2011	(1)
Malaysian Ringgit (Buy)	HSBC Bank USA, N.A.	122	123	08/11/2011	(1)
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	65	65	02/07/2011	—
Malaysian Ringgit (Buy)	JP Morgan Chase Bank, N.A.	65	65	08/11/2011	—
Malaysian Ringgit (Sell)	Barclays Capital	131	130	02/07/2011	(1)
Malaysian Ringgit (Sell)	Barclays Capital	412	413	02/07/2011	1
Malaysian Ringgit (Sell)	Citibank N.A.	421	421	02/07/2011	—
Malaysian Ringgit (Sell)	HSBC Bank USA, N.A.	123	124	02/07/2011	1
Malaysian Ringgit (Sell)	JP Morgan Chase Bank, N.A.	65	65	02/07/2011	—
Philippine Peso (Buy)	Barclays Capital	665	675	11/15/2011	(10)
Philippine Peso (Buy)	Citibank N.A.	768	776	02/07/2011	(8)
Philippine Peso (Buy)	Citibank N.A.	657	668	06/15/2011	(11)
Philippine Peso (Buy)	Citibank N.A.	211	214	11/15/2011	(3)
Philippine Peso (Buy)	Deutsche Bank AG	97	99	02/07/2011	(2)
Philippine Peso (Buy)	Deutsche Bank AG	364	370	06/15/2011	(6)
Philippine Peso (Buy)	JP Morgan Chase Bank, N.A.	63	64	06/15/2011	(1)
Philippine Peso (Buy)	UBS AG	25	25	02/07/2011	—
Philippine Peso (Sell)	Barclays Capital	675	676	02/07/2011	1
Philippine Peso (Sell)	Citibank N.A.	214	215	02/07/2011	1
Singapore Dollar (Buy)	Barclays Bank plc	367	360	02/24/2011	7
Singapore Dollar (Buy)	Citibank N.A.	345	338	02/24/2011	7
Singapore Dollar (Buy)	Deutsche Bank AG	515	500	03/09/2011	15
Singapore Dollar (Buy)	Goldman Sachs International	807	806	06/09/2011	1
Singapore Dollar (Buy)	Royal Bank of Scotland plc	78	78	09/09/2011	—
Singapore Dollar (Buy)	UBS AG	94	92	02/24/2011	2
Singapore Dollar (Sell)	Goldman Sachs International	807	806	02/24/2011	(1)
Singapore Dollar (Sell)	Royal Bank of Scotland plc	78	78	03/09/2011	—
South Korean Won (Buy)	Barclays Capital	557	559	05/09/2011	(2)
South Korean Won (Buy)	Citibank N.A.	329	330	05/09/2011	(1)
South Korean Won (Buy)	Citibank N.A.	594	592	05/09/2011	2
South Korean Won (Buy)	Deutsche Bank AG	301	300	05/09/2011	1
South Korean Won (Buy)	Goldman Sachs International	31	31	05/09/2011	—
South Korean Won (Buy)	HSBC Bank USA, N.A.	74	74	05/09/2011	—
South Korean Won (Buy)	JP Morgan Chase Bank, N.A.	1,576	1,539	05/09/2011	37
South Korean Won (Buy)	Royal Bank of Scotland plc	147	147	05/09/2011	—

					$(272)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS OPEN AT JANUARY 31, 2011

INTEREST RATE SWAPS

Counterparty	Senior Bond Floating Rate Index	Pay/Receive Floating Rate	Fixed Rate	Expiration Date	Notional Amount (000s)		Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	10.680%	01/02/2012	R$	1,000	$(6)
Barclays Bank plc	Brazil Cetip Interbank Deposit	Pay	12.285	01/02/2013		1,000	4
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.360	01/02/2012		2,100	15
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.670	01/02/2012		2,100	27
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	14.765	01/02/2012		500	44
HSBC Bank USA, N.A.	Brazil Cetip Interbank Deposit	Pay	11.890	01/02/2013		7,600	(13)
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	11.250	01/02/2012		1,000	(4)
JP Morgan Chase Bank, N.A.	Brazil Cetip Interbank Deposit	Pay	12.170	01/02/2013		2,100	2
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	10.115	01/02/2012		100	(3)
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.290	01/02/2012		2,500	(9)
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.600	01/02/2012		6,000	75
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.630	01/02/2012		2,700	10
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	12.540	01/02/2012		400	19
Morgan Stanley Capital Services Inc.	Brazil Cetip Interbank Deposit	Pay	11.980	01/02/2013		1,100	1
UBS AG	Brazil Cetip Interbank Deposit	Pay	12.070	01/02/2013		1,100	7
JP Morgan Chase Bank, N.A.	French Consumer Price Index Ex Tobacco Index	Pay	2.261	07/14/2011		€400	22
Deutsche Bank AG	UK Retail Price Index All Items NSA	Pay	3.450	09/15/2012		£200	(5)
Royal Bank of Scotland plc	UK Retail Price Index All Items NSA	Pay	3.440	09/14/2012		500	(12)

Interest Rate Swaps							$174

CREDIT DEFAULT SWAPS

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Deutsche Bank AG	ING Verzekeringen NV 4.000% due 09/18/2013	Sell	1.400%	06/20/2011	1.230%	$2	$—	€500	$2
Barclays Bank plc	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	90	98	$700	(8)
Citibank N.A.	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	26	27	200	(1)
Deutsche Bank AG	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	52	60	400	(8)
Morgan Stanley Capital Services Inc.	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	103	113	800	(10)
JP Morgan Chase Bank, N.A.	Dow Jones CDX Emerging Markets Index Series 14, 0.037%	Sell	5.000	12/20/2015	2.232	271	294	2,100	(23)
BNP Paribas S.A.	Dow Jones CDX North America Investment Grade Index Series 15, 0.037%	Sell	1.000	12/20/2015	0.849	41	6	5,000	35
Citibank N.A.	Dow Jones CDX North America Investment Grade Index Series 15, 0.037%	Sell	1.000	12/20/2015	0.849	2	—	300	2
Deutsche Bank AG	Dow Jones CDX North America Investment Grade Index Series 15, 0.037%	Sell	1.000	12/20/2015	0.849	45	18	5,500	27
JP Morgan Chase Bank, N.A.	Dow Jones CDX North America Investment Grade Index Series 15, 0.037%	Sell	1.000	12/20/2015	0.849	78	9	9,500	69
UBS AG	Dow Jones CDX North America Investment Grade Index Series 15, 0.037%	Sell	1.000	12/20/2015	0.849	81	71	9,900	10
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2015	1.101	(2)	(5)	500	3

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

SWAP AGREEMENTS—Continued

CREDIT DEFAULT SWAPS—Continued

Counterparty	Reference Entity	Buy/ Sell[a,b]	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread[c]	Market Value (000s)[e]	Upfront Premium Paid/(Received) (000s)	Notional Amount (000s)[d]	Unrealized Appreciation/ (Depreciation) (000s)
Barclays Bank plc	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000%	06/20/2015	1.101%	$(2)	$(10)	$500	$8
Deutsche Bank AG	Federative Republic of Brazil 12.250% due 03/06/2030	Sell	1.000	06/20/2020	1.484	(26)	(23)	700	(3)
Barclays Bank plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	0.959	(29)	(17)	900	(12)
Citibank N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2015	0.901	(8)	(7)	300	(1)
Deutsche Bank AG	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2015	0.901	(11)	(13)	400	2
JP Morgan Chase Bank, N.A.	French Republic 4.250% due 04/25/2019	Sell	0.250	06/20/2015	0.901	(14)	(18)	500	4
Royal Bank of Scotland plc	French Republic 4.250% due 04/25/2019	Sell	0.250	12/20/2015	0.959	(13)	(8)	400	(5)
Citibank N.A.	GATX Corporation 5.800% due 03/01/2016	Buy	1.070	03/20/2016	1.497	19	—	1,000	19
Deutsche Bank AG	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	03/20/2011	0.361	4	(17)	2,000	21
JP Morgan Chase Bank, N.A.	General Electric Capital Corporation Senior Bond 5.625% due 09/15/2017	Sell	1.000	03/20/2011	0.361	2	(7)	1,000	9
JP Morgan Chase Bank, N.A.	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.806	11	25	1,100	(14)
Royal Bank of Scotland plc	Government of Japan 2.000% due 03/21/2022	Sell	1.000	12/20/2015	0.806	5	11	500	(6)
Deutsche Bank AG	New Albertson’s Inc. Senior Bond 7.250% due 05/01/2013	Buy	1.000	03/20/2011	4.163	2	8	800	(6)
Deutsche Bank AG	Petroleo Brasileiro SA Petrobras 8.375% due 12/10/2018	Sell	1.000	09/20/2012	1.108	—	(1)	100	1
Deutsche Bank AG	PulteGroup, Inc. Senior Bond 5.250% due 01/15/2014	Buy	1.000	09/20/2011	1.088	—	3	700	(3)
Deutsche Bank AG	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	06/20/2015	1.677	(13)	(12)	500	(1)
Deutsche Bank AG	Republic of Italy 6.875% due 09/27/2023	Sell	1.000	12/20/2015	1.723	(9)	(10)	300	1
Deutsche Bank AG	Starwood Hotels & Resorts Worldwide Inc. 6.750% due 05/15/2018	Buy	1,000	03/20/2013	0.624	(10)	19	1,100	(29)
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.612	9	4	500	5
Deutsche Bank AG	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.612	18	5	1,000	13
JP Morgan Chase Bank, N.A.	United Kingdom of Great Britain and Northern Ireland 4.250% due 06/07/2032	Sell	1.000	06/20/2015	0.612	9	6	500	3

Credit Default Swaps									$104

Total Swaps									$278

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

WRITTEN OPTIONS OPEN AT JANUARY 31, 2011

Description	Number of Shares/Contracts	Strike Index/Price/Rate		Expiration Date	Value (000s)
Inflation-Linked Swap Option (Put)	(2,000,000)	215.95	Y	03/12/2020	$(19)
Inflation-Linked Swap Option (Put)	(3,600,000)	216.69	Y	04/07/2020	(34)
Inflation-Linked Swap Option (Put)	(500,000)	217.97	Y	09/29/2020	(5)
Inflation-Linked Swap Option (Put)	(400,000)	218.01	Y	10/13/2020	(4)
Credit Default Option 5 year (Call)	(400,000)	0.80%		03/16/2011	—
Credit Default Option 5 year (Call)	(1,200,000)	0.90		03/16/2011	(3)
Credit Default Option 5 year (Call)	(100,000)	0.80		06/15/2011	—
Credit Default Option 5 year (Call)	(200,000)	0.80		06/15/2011	(1)
Credit Default Option 5 year (Call)	(200,000)	0.80		06/15/2011	(1)
Credit Default Option 5 year (Call)	(300,000)	0.80		06/15/2011	(1)
Credit Default Option 5 year (Call)	(100,000)	0.80		09/21/2011	—
Credit Default Option 5 year (Put)	(400,000)	1.30		03/16/2011	—
Credit Default Option 5 year (Put)	(1,200,000)	1.60		03/16/2011	(1)
Credit Default Option 5 year (Put)	(200,000)	1.70		03/16/2011	—
Credit Default Option 5 year (Put)	(200,000)	1.80		03/16/2011	—
Credit Default Option 5 year (Put)	(100,000)	1.20		06/15/2011	—
Credit Default Option 5 year (Put)	(200,000)	1.20		06/15/2011	—
Credit Default Option 5 year (Put)	(200,000)	1.20		06/15/2011	—
Credit Default Option 5 year (Put)	(100,000)	1.20		06/15/2011	—
Credit Default Option 5 year (Put)	(600,000)	1.20		06/15/2011	(2)
Credit Default Option 5 year (Put)	(100,000)	1.20		09/21/2011	—
Forward Volatility Swaption 1 year (Call)	(1,900,000)	0.51		10/11/2011	(14)[z]
Forward Volatility Swaption 1 year (Call)	(4,000,000)	1.11		10/11/2011	(65)
Forward Volatility Swaption 1 year (Call)	(4,700,000)	1.09		11/14/2011	(76)
Forward Volatility Swaption 1 year (Call)	(2,000,000)	0.53		10/11/2011	(15)
Interest Rate Swap Option 5 year (Call)	(1,800,000)	1.25		02/14/2011	—
Interest Rate Swap Option 5 year (Call)	(5,300,000)	1.25		02/14/2011	—
Interest Rate Swap Option 2 year (Put)	(400,000)	2.25		09/24/2012	(5)
Interest Rate Swap Option 2 year (Put)	(1,000,000)	2.25		09/24/2012	(11)
Interest Rate Swap Option 2 year (Put)	(19,600,000)	2.25		09/24/2012	(224)
Interest Rate Swap Option 3 year (Put)	(500,000)	3.00		06/18/2012	(5)
Interest Rate Swap Option 3 year (Put)	(2,000,000)	3.00		06/18/2012	(21)
Interest Rate Swap Option 3 year (Put)	(2,900,000)	3.00		06/18/2012	(31)
Interest Rate Swap Option 3 year (Put)	(3,400,000)	3.00		06/18/2012	(36)
Interest Rate Swap Option 3 year (Put)	(4,200,000)	3.00		06/18/2012	(45)
Interest Rate Swap Option 10 year (Put)	(400,000)	10.00		07/10/2012	—
Interest Rate Swap Option 10 year (Put)	(700,000)	10.00		07/10/2012	—
Eurodollar Futures Option—CME (Call)	(79)	$99.38		09/19/2011	(46)
Eurodollar Futures Option—CME (Put)	(79)	99.38		09/19/2011	(25)

Written options outstanding, at value (premiums received of $616)					$(690)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

FAIR VALUE MEASUREMENTS

The following table summarizes the Fund's investments as of January 31, 2011 based on the inputs used to value them.

Asset Category	Quoted Prices Level 1 (000s)	Other Significant Observable Inputs Level 2 (000s)	Significant Unobservable Inputs Level 3 (000s)	Total (000s)
Investments in Securities
Asset-Backed Securities	$—	$2,457	$4,031	$6,488
Bank Loan Obligations	—	1,723	—	1,723
Collateralized Mortgage Obligations	—	3,164	—	3,164
Corporate Bond & Notes	—	51,168	—	51,168
Foreign Government Obligations	—	5,645	—	5,645
Mortgage Pass-Through	—	7,964	1,498	9,462
U.S. Government Obligations	—	257,943	—	257,943
Short-Term Investments
Certificates of Deposit	—	3,091	—	3,091
Repurchase Agreements	—	3,315	—	3,315
U.S. Treasury Bills	—	739	—	739

Total Investments in Securities	$—	$337,209	$5,529	$342,738

Investments in Other Financial Instruments
Forward Currency Contracts	—	(272)	—	(272)
Futures Contracts	10	—	—	10
Options-Written	(71)	(605)	(14)	(690)
Swap Agreements	—	278	—	278

Total Investments in Other Financial Instruments	$(61)	$(599)	$(14)	$(674)

Total Investments	$(61)	$336,610	$5,515	$342,064

The following is a reconciliation of the Fund’s Level 3 investment during the period ended January 31, 2011.

Valuation Description	Beginning Balance at 11/01/2010 (000s)	Purchases (000s)	(Sales) (000s)	Accrued Discount/ (Premium) (000s)	Total Realized Gain/(Loss) (000s)	Change in Unrealized Appreciation/ (Depreciation) (000s)	Transfers In of Level 3[g] (000s)	Transfers (Out) of Level 3 (000s)	Ending Balance as of 01/31/2011[w] (000s)
Asset-Backed Securities	$5,886	$—	$(969)	$5	$9	$(14)	$—	$(886)	$4,031
Mortgage Pass-Through	—	1,500	—	—	—	(2)	—	—	1,498
Options-Written	—	—	—	—	—	(3)	(11)	—	(14)

Total	$5,886	$1,500	$(969)	$5	$9	$(19)	$(11)	$(886)	$5,515

For more information on valuation inputs and their aggregation into the levels used in the table above, please refer to Fair Value Measurements in Note 2 of the accompanying Notes to Portfolios of Investments.

DERIVATIVE INSTRUMENTS

The following table summarizes the Fund's derivative instruments categorized by risk exposure as of January 31, 2011.

Risk Exposure Category	Asset Derivatives Fair Value (000s)	Liability Derivatives Fair Value (000s)
Credit Contracts	$234	$(139)
Foreign Exchange Contracts	137	(409)
Interest Rate Contracts	239	(736)

Total	$610	$(1,284)

Harbor Real Return Fund

PORTFOLIO OF INVESTMENTS—Continued

*	Security in default.

1	Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. These securities are priced by an independent pricing service in accordance with Harbor Funds Valuation Procedures. At January 31, 2011, these securities were valued at $28,667 or 9% of net assets.

2	Floating rate security. The stated rate represents the rate in effect at January 31, 2011.

3	Step coupon security.

4	Variable rate security. The stated rate represents the rate in effect at January 31, 2011.

5	MTN after the name of a security stands for Medium Term Note.

6	Inflation-protected securities (IPS) are securities in which the principal amount is adjusted for inflation and interest payments are applied to the inflation-adjusted principal.

7	REMICs are CMOs which can hold mortgages secured by any type of real property and issue multiple-class securities backed by those mortgages.

8	At January 31, 2011, a portion of securities held by the Fund were pledged to cover margin requirements for open future contracts, written options on futures contracts and swap options. (See Note 2 of the accompanying Notes to Portfolios of Investments.) The securities pledged had an aggregate market value of $61,149 or 20% of net assets.

9	Zero coupon bond.

a	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

b	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

c	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

d	The maximum potential amount the Fund could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

e	The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

g	Transferred from Level 2 to Level 3 due to lack of observable market data for pricing input.

w	The net unrealized appreciation/(depreciation) as of 01/31/2011 is $34.

y	Amount represents Index Value.

z	Valued by subadviser in accordance with Harbor Funds Valuation Procedures.

AUD$	Australian Dollar.

R$	Brazilian Real.

£	British Pound.

CAD$	Canadian Dollar.

€	Euro.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Money Market Fund

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

Total Investments (% of net assets)

(Excludes net cash of -1.8%)

GOVERNMENT AGENCY DEBT—81.5%
Principal Amount (000s)		Value (000s)

	Federal Home Loan Bank Discount Notes
$10,000	0.150%—02/10/2011	$10,000
5,000	0.160%—03/09/2011	4,999
9,000	0.168%—02/02/2011	9,000
22,400	0.170%—02/25/2011-04/13/2011	22,395
4,395	0.175%—04/25/2011	4,393
1,150	0.181%—02/18/2011	1,150

		51,937

	Federal Home Loan Mortgage Corp. Discount Notes
1,096	0.159%—02/07/2011	1,096
1,100	0.160%—03/14/2011	1,100
9,400	0.165%—04/04/2011	9,397
12,566	0.180%—03/07/2011	12,564
6,600	0.200%—07/06/2011	6,594
4,536	0.210%—06/21/2011	4,532

		35,283

	Federal National Mortgage Association Discount Notes
13,600	0.170%—02/01/2011-04/25/2011	13,597
13,100	0.180%—02/14/2011	13,099
4,400	0.185%—02/16/2011	4,400
3,500	0.190%—02/09/2011	3,500
800	0.199%—03/01/2011	800
9,000	0.202%—07/06/2011	8,992

		44,388

TOTAL GOVERNMENT AGENCY DEBT (Cost $131,608)		131,608

REPURCHASE AGREEMENTS—0.1%
(Cost $126)
Principal Amount (000s)		Value (000s)
$126	Repurchase Agreement with State Street Corporation dated January 31, 2011 due February 01, 2011 at 0.010% collateralized by U.S. Treasury Bond (market value $132)	$126

TREASURY DEBT—20.2%
	U.S. Treasury Bills
2,200	0.110%—02/24/2011	2,200
5,000	0.119%—02/03/2011	5,000
10,000	0.140%—02/03/2011	10,000
5,000	0.150%—04/14/2011	4,998
10,500	0.156%—03/17/2011	10,498

TOTAL TREASURY DEBT (Cost $32,696)		32,696

TOTAL INVESTMENTS—101.8% (Cost $164,430)[1]		164,430

CASH AND OTHER ASSETS, LESS LIABILITIES—(1.8)%		(2,869)

TOTAL NET ASSETS—100.0%		$161,561

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 2. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

1	The aggregate identified cost on a tax basis is the same.

The accompanying notes are an integral part of the Portfolio of Investments.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2011 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Investment Company Act”), as an open-end management investment company. The Trust consists of 27 separate portfolios. The portfolios covered by this report include Harbor High-Yield Bond Fund, Harbor Bond Fund, Harbor Real Return Fund, Harbor Short Duration Fund and Harbor Money Market Fund (individually or collectively referred to as a “Fund” or the “Funds,” respectively). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

Equity securities, including common stock, preferred stock, and convertible preferred stock, and financial derivative instruments, such as futures contracts and options contracts, that are traded on a national security exchange (except securities listed on the National Association of Securities Dealers Automated Quotation (“NASDAQ”) system and United Kingdom securities) are valued at the last sale price on a national exchange or system on which they are principally traded as of the valuation date. Securities listed on NASDAQ system or a United Kingdom exchange are valued at the official closing price of those securities. In the case of securities for which there were no sales on the valuation day, securities traded principally: (i) on a U.S. exchange, including NASDAQ, will be valued at the mean between the closing bid and ask price; (ii) on a foreign exchange, including United Kingdom securities, will be valued at the official bid price determined as of the close of the primary exchange. To the extent these securities are actively traded and fair valuation adjustments are not applied, they are normally categorized as Level 1 in the fair value hierarchy. Preferred stock and other equity securities traded on inactive markets or valued by reference to similar instruments are normally categorized as Level 2 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the Fair Value Measurements and Disclosures section in Note 2.

Debt securities, including corporate bonds, municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, mortgage-backed and asset-backed securities, foreign government obligations, bank loans, and convertible securities (other than short-term securities with a remaining maturity of less than 60 days at the time they are acquired), are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. An evaluated price represents an assessment by the pricing service using various market inputs of what the pricing service believes is the fair market value of a security at a particular point in time. The pricing service determines evaluated prices for debt securities that would be transacted at institutional-size quantities using inputs including, but not limited to, (i) recent transaction prices and dealer quotes, (ii) transaction prices for what the pricing service believes are securities with similar characteristics, (iii) the pricing vendor’s assessment of the risk inherent in the security taking into account criteria such as credit quality, payment history, liquidity and market conditions, and (iv) various correlations and relationships between security price movements and other factors, such as interest rate changes, which are recognized by institutional traders. In the case of mortgage-backed and asset-backed securities, the inputs used by the pricing service may also include information about cash flows, prepayment rates, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and other specific information about the particular offering. Because many debt securities trade infrequently, the pricing vendor will often not have current transaction price information available as an input in determining an evaluated price for a particular security. When current transaction price information is available, it is one input into the pricing service’s evaluation process, which means that the evaluated price supplied by the pricing service will frequently differ from that transaction price. Short-term securities with a remaining maturity of less than 60 days at the time they are acquired are stated at amortized cost, which approximates fair value. Securities that use similar valuation techniques and inputs as described above are normally categorized as Level 2 in the fair value hierarchy.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Over-the-counter financial derivative instruments, such as foreign currency contracts, options contracts, and swaps agreements, derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These instruments are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. In certain cases, when a valuation is not readily available from a pricing service, the Fund’s subadviser provides a valuation, typically using its own proprietary models. Depending on the instrument and the terms of the transaction, the value of the derivative instrument can be determined by a pricing service or subadviser using a series of techniques, including simulation pricing models. The pricing models use inputs, such as issuer details, indices, spreads, interest rates, yield curves, dividends and exchange rates, that are observed from actively quoted markets. Derivative instruments that use valuation techniques and inputs similar to those described above are normally categorized in Level 2 of the fair value hierarchy.

When reliable market quotations or evaluated prices supplied by a pricing vendor are not readily available or are not believed to accurately reflect fair value, securities are priced at their fair value, determined by the Trust’s Valuation Committee pursuant to procedures adopted by the Board of Trustees. Securities valued using fair value pricing procedures that incorporate significant unobservable inputs are normally categorized in Level 3 of the fair value hierarchy.

A Fund may also use fair value pricing if the value of some or all of the Fund’s securities have been materially affected by events occurring before the Fund’s pricing time but after the close of the primary markets or exchanges on which the security is traded. This most commonly occurs with foreign securities, but may occur with other securities as well. In such cases, the Fund may apply a fair value factor supplied by the pricing service to a foreign security’s market close value to reflect changes in value that may have occurred between the close of the primary market or exchange on which the security is traded and the Fund’s pricing time. That factor may be derived using observable inputs such as a comparison of the trading patterns of a foreign security to intraday trading in the U.S. markets that are highly correlated to the foreign security or other information that became available after the close of the foreign market on which the security principally traded. When fair value pricing is employed, the prices of securities used by a Fund to calculate its net asset value may differ from market quotations, official closing prices or evaluated prices for the same securities, which means the Fund may value those securities higher or lower than another fund that uses market quotations, official closing prices or evaluated prices supplied by a pricing vendor. Securities valued using observable inputs such as those described above are normally categorized as Level 2 of the fair value hierarchy.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

Futures Contracts

To seek to increase total return or hedge against changes in interest rates, securities prices or currency exchange rates, each Fund (except Harbor Money Market Fund) may purchase and sell various kinds of futures contracts, and purchase and write call and put options on these futures contracts. Harbor High-Yield Bond Fund is not authorized to enter into currency futures contracts and options on such contracts. Futures contracts tend to increase or decrease a Fund’s exposure to the underlying instrument or hedge other Fund investments. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts or if the counterparties do not perform under the contracts’ terms. The maximum potential loss on a long futures contract is the U.S. dollar value of the notional amount at the time the contract is opened. The potential loss on a short futures contract is unlimited. Open futures contracts are valued based on the official daily closing price of futures contracts set by the exchange for the purpose of settling margin accounts, which is referred to as the settlement price. There is minimal counterparty risk with futures contracts as they are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Upon entering into such a contract, a Fund is required to pledge to the broker an amount of cash, U.S. government securities or other liquid securities equal to the minimum “initial margin” requirements of the exchange. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as “variation margin,” and are recorded by a Fund as unrealized gains or losses. When the contract is closed or expired, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. A Fund may suffer losses if it is unable to close out its position because of an illiquid secondary market and there is no assurance that a portfolio manager will be able to close out its position when the portfolio manager considers it appropriate or desirable to do so. In the event of adverse price movements, a Fund may be required to continue making daily cash payments to maintain its required margin. If a Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when the portfolio manager would not otherwise elect to do so. In addition, a Fund may be required to deliver or take delivery of instruments.

See the Portfolio of Investments for each Fund for open futures contracts held as of January 31, 2011, if any.

Options

Consistent with its investment policies, each Fund (excluding Harbor Money Market Fund) may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Call options tend to increase a Fund’s exposure to the underlying instrument, if purchased, and decrease exposure if written. Put options tend to decrease a Fund’s exposure to the underlying instrument, if purchased, and increase exposure if written.

If a purchased option expires, a Fund realizes a loss in the amount of the premium. If a Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option. If a call option is exercised by a Fund, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If a put option is exercised by a Fund, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium paid. A Fund’s maximum risk of loss from counterparty credit risk is also limited to the premium paid for the contract.

If a written option expires on its stipulated expiration date, or if a Fund enters into a closing purchase transaction, such Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a written call option is exercised, a Fund realizes a gain or loss from the sale of the underlying security and the proceeds of the sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received reduces the cost of the security that a Fund purchases upon exercise of the option.

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

The risk in writing a call option is that a Fund relinquishes the opportunity to profit if the market price of the underlying security increases and the option is exercised. In writing a put option, a Fund assumes the risk of incurring a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is a risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market, or if the counterparties do not perform under the contracts’ terms.

See the Portfolio of Investments for each Fund for outstanding options as of January 31, 2011, if any.

Swap Agreements

Each Fund, except Harbor Money Market Fund, may invest in swap agreements to help manage interest rate risk or credit risk that a Fund is subject to in the normal course of pursuing its investment objectives. Each Fund, except Harbor Money Market Fund, may use swaps to manage exposure to changes in interest rates or credit quality, to create or adjust exposure to certain markets, to enhance total return or hedge the value of portfolio securities, or to adjust overall portfolio duration and credit exposure. A swap is a privately negotiated agreement between two parties to exchange cash flows at specified intervals (payment dates) during the agreed-upon life of the contract. Swaps are valued using evaluated prices furnished by a pricing service selected by the Board of Trustees. When evaluated prices supplied by a pricing vendor are not readily available, swaps would be valued using prices supplied by the Fund’s subadviser. The subadviser would normally determine a price using its own internal valuation models that are based upon correlations and relationships between swap price movements and other factors, such as changes in swap curves and interest rates, which are recognized by institutional traders.

Each Fund, except Harbor Money Market Fund, may enter into credit default swap agreements. The “buyer” in a credit default contract is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or “par value,” of the reference obligation in exchange for the reference obligation. A Fund may be either the buyer or seller in a credit default swap transaction. If a Fund is a buyer and no event of default occurs, the Fund will lose its investment and recover nothing. However, if an event of default occurs, the Fund (if the buyer) is entitled to receive the full notional value of the reference obligation that may have little or no value. As a seller, a Fund receives a fixed rate of income throughout the term of the contract, which typically is between six months and three years, provided that there is no default event. If an event of default occurs, the seller must pay the buyer the full notional value of the reference obligation. The maximum exposure to loss of the notional value as the seller of credit default swaps outstanding at January 31, 2011 for the Harbor Bond Fund and Harbor Real Return Fund is $950,515 and $46,785, respectively. Credit default swap transactions involve greater risks than if a Fund had invested in the reference obligation directly.

Payments received or made at the beginning of the measurement period are reflected as such on the Statements of Assets and Liabilities and represent payments made or received upon entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and prevailing market conditions (credit spreads, currency exchange rates, interest rates, and other relevant factors). These upfront payments are recorded as realized gains or losses on the Statements of Operations upon termination or maturity of the swap. A liquidation payment received or made at the termination of the swap is recorded as realized gain or loss on the Statements of Operations.

A Fund will only enter into swap agreements with counterparties to such transactions that meet the minimum credit quality requirements applicable to the Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if the Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), the Fund could only enter into one of the above referenced transactions with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). Entering into swap agreements involves, to varying degrees, elements of credit risk, market risk, and interest rate risk in excess of the amount recognized in the Statement of Assets and Liabilities. Such risks involve the possibility that there is not a liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform and that there may be unfavorable changes in market conditions or interest rates. The Fund’s maximum risk of loss from counterparty credit risk is the

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

discounted value of the net cash flows to be received from to the counterparty over the contract’s remaining life or the fair value of the contract. This risk is mitigated by entering into swap agreements with only highly-rated counterparties, the existence of a master netting arrangement with the fund and the counterparty, and the posting of collateral by the counterparty.

See the Portfolio of Investments for swap agreements outstanding at January 31, 2011, if any.

Loan Participations and Assignments

Each Fund, except the Harbor Money Market Fund, may invest in direct debt instruments which are interests in amounts owed by corporate, governmental, or other borrowers to lenders or lending syndicates. A Fund’s investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the “lender”) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. As a result, the Fund may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Fund purchases assignments from lenders it acquires direct rights against the borrower on the loan.

Each Fund, except Harbor Money Market Fund, may also enter into unfunded loan commitments, which are contractual obligations for future funding. Unfunded loan commitments may include revolving credit facilities, which may obligate the Fund to supply additional cash to the borrower on demand. Unfunded loan commitments represent a future obligation in full, even though a percentage of the notional loan amounts will never be utilized by the borrower. The funded portion of these credit agreements are presented on the Portfolio of Investments. Unfunded loan commitments are marked to market daily and any unrealized appreciation or depreciation is included in the Statement of Assets and Liabilities and the Statement of Operations.

A Fund may receive a commitment fee based on the undrawn portion of the underlying line of credit portion of a loan. In certain circumstances, a Fund may receive a prepayment penalty fee upon the prepayment of a loan by a borrower. Fees earned are recorded as a component of interest income on the Statements of Operations.

At the end of the period January 31, 2011, the Harbor High-Yield Bond Fund had $28,500 in unfunded loan commitments and bridge loans outstanding.

Inflation-Indexed Bonds

Harbor Real Return Fund invests primarily in inflation-indexed bonds. Harbor Bond Fund also may invest in inflation-indexed bonds. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted based on the rate of inflation. The interest rate on these bonds is generally fixed at issuance at a rate lower than typical bonds. Over the life of an inflation-indexed bond, however, interest will be paid based on a principal value, which is adjusted for inflation. Any increase in the principal amount of an inflation-indexed bond will be included as interest income, even though investors do not receive their principal until maturity.

Mortgage-Related and Other Asset-Backed Securities

Each Fund, except Harbor Money Market Fund, may invest in mortgage- or other asset-backed securities. These securities include mortgage pass-through securities, collateralized mortgage obligations (“CMOs”), commercial mortgage-backed securities, mortgage dollar rolls, CMO residuals, stripped mortgage-backed securities (“SMBSs”) and other securities that directly or indirectly represent a participation in, or are secured by and payable from, mortgage loans on real property. The value of some mortgage- or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose a Fund to a lower rate of return upon

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

U.S. Government Securities

Securities issued by U.S. government agencies or government-sponsored enterprises may not be guaranteed by the U.S. Treasury. The Government National Mortgage Association (“GNMA” or “Ginnie Mae”), a wholly owned U.S. government corporation, is authorized to guarantee, with the full faith and credit of the U.S. Government, the timely payment of principal and interest on securities issued by institutions approved by GNMA and backed by pools of mortgages insured by the Federal Housing Administration or guaranteed by the Department of Veterans Affairs. Government-related guarantors (i.e., not backed by the full faith and credit of the U.S. Government) include the Federal National Mortgage Association (“FNMA” or “Fannie Mae”) and the Federal Home Loan Mortgage Corporation (“FHLMC” or “Freddie Mac”). On September 7, 2008, the Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac in conservatorship, while the Treasury agreed to purchase preferred stock as needed to ensure that both Fannie Mae and Freddie Mac maintain a positive net worth (guaranteeing up to $100 billion for each entity). As a consequence, certain fixed income securities of Fannie Mae and Freddie Mac have more explicit U.S. Government support.

Forward Commitments and When-Issued Securities

Each Fund may purchase securities on a when-issued or purchase or sell securities on a forward commitment basis including “TBA” (to be announced) purchase and sale commitments. Purchasing securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in value of a Fund’s other assets. Although a Fund would generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring securities for its portfolio, such Fund may dispose of a when-issued security or forward commitment prior to settlement if the Subadviser deems it appropriate to do so. Each Fund may enter into a forward-commitment sale to hedge its portfolio positions or to sell securities it owned under delayed delivery arrangement. Proceeds of such a sale are not received until the contractual settlement date. While such a contract is outstanding, a Fund must segregate equivalent deliverable securities or hold an offsetting purchase commitment. A Fund may realize short-term gains or losses upon such purchases and sales. These transactions involve a commitment by a Fund to purchase or sell securities at a future date (ordinarily one or two months later). The price of the underlying securities (usually expressed in terms of yield) and the date when the securities will be delivered and paid for (the settlement date) are fixed at the time the transaction is negotiated. When-issued purchases and forward commitment transactions are negotiated directly with the other party, and such commitments are not traded on exchanges.

The value of securities purchased on a when-issued or forward commitment basis and any subsequent fluctuations in their value are reflected in the computation of a Fund’s net asset value starting on the date of the agreement to purchase the securities. A Fund does not earn interest on the securities it has committed to purchase until they are paid for and delivered on the settlement date. When a Fund makes a forward commitment to sell securities it owns, the proceeds to be received upon settlement are included in the Fund’s assets. Fluctuations in the market value of the underlying securities are not reflected in a Fund’s net asset value as long as the commitment to sell remains in effect. Settlement of when-issued purchases and forward commitment transactions generally takes place within two months after the date of the transaction, but a Fund may agree to a longer settlement period.

A Fund will purchase securities on a when-issued basis or purchase or sell securities on a forward commitment basis only with the intention of completing the transaction and actually purchasing or selling the securities. If deemed advisable as a matter of investment strategy, however, a Fund may dispose of or renegotiate a commitment after it is entered into. A Fund also may sell securities it has committed to purchase before those securities are delivered to such Fund on the settlement date. A Fund may realize a capital gain or loss in connection with these transactions. When a Fund purchases securities on

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

a when-issued or forward commitment basis, the Fund will maintain in a segregated account with the Fund’s custodian or set aside in the Fund’s records, cash or liquid assets having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, portfolio holdings will be held in a segregated account with a Fund’s custodian or set aside on the Fund’s records while the commitment is outstanding.

See the Portfolio of Investments for each Fund for outstanding forward commitments or when-issued securities as of January 31, 2011, if any.

Short Sales

Each Fund, except Harbor Money Market Fund, may engage in short-selling which obligates a Fund to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, such Fund is required to pay to the lender any accrued interest or dividends, and may be required to pay a premium. A Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund would incur a loss as a result of the short sale if the price of the security increases between those dates. Until a Fund replaces the borrowed security, it will maintain in a segregated account or set aside in such Fund’s records, cash or liquid securities sufficient to cover its short position. Short sales involve the risk of an unlimited increase in the market price of the borrowed security.

See the Portfolio of Investments for each Fund for outstanding short sales as of January 31, 2011, if any.

Foreign Forward Currency Contracts

Each Fund (except Harbor High-Yield Bond Fund and Harbor Money Market Fund) may enter into foreign forward currency contracts to facilitate transactions in foreign securities or as a hedge against foreign exchange risk related to specific transactions or portfolio positions. A foreign forward currency contract is an agreement between two parties to buy and sell currencies at a set price on a future date. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by a pricing service selected by the Board of Trustees. The contract is marked-to-market daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote. The Harbor Bond Fund and the Harbor Real Return Fund have entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign forward currency contracts.

See the Portfolio of Investments for each Fund for outstanding foreign forward currency contracts as of January 31, 2011, if any.

Foreign Currency Spot Contracts

Each Fund (except Harbor High-Yield Bond Fund and Harbor Money Market Fund) may enter into foreign currency spot contracts to facilitate transactions in foreign securities or to convert foreign currency receipts into U.S. dollars. A foreign currency spot contract is an agreement between two parties to buy and sell currencies at the current market rate, for settlement within two business days. The U.S. dollar value of the contracts is determined using current currency exchange rates supplied by a pricing service selected by the Board of Trustees. The contract is marked-to-market daily for settlements beyond one day and any change in market value is recorded as an unrealized gain or loss. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value on the open and close date. Losses may arise from changes in the value of the foreign currency, or if the counterparties do not perform under the contract’s terms. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened. The Harbor Bond Fund and

Harbor Fixed Income Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

the Harbor Real Return Fund have entered into collateral agreements with certain counterparties to mitigate counterparty risk associated with foreign currency spot contracts.

Foreign Currency Translations

The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars based on the current exchange rates at period end. Purchases and sales of securities are translated into U.S. dollars at the current exchange rate on the respective dates of the transaction. Income and withholding taxes are translated at the prevailing exchange rate when accrued or incurred.

Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of foreign forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income accrued and tax reclaims receivable and the U.S. dollar amount actually received. The effects of changes in foreign currency exchange rates on investments in securities are not isolated in the Statement of Operations from the effects of changes in market prices of these securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments.

Repurchase Agreements

Each Fund may enter into repurchase agreements with domestic or foreign banks or with any member firm of the Financial Industry Regulatory Authority, Inc. (“FINRA”), or any affiliate of a member firm which is a primary dealer in U.S. government securities. Each repurchase agreement counterparty must meet the minimum credit quality requirements applicable to the respective Fund generally and meet any other appropriate counterparty criteria as determined by the Fund’s Subadviser. The minimum credit quality requirements are those applicable to a Fund’s purchase of securities generally such that if a Fund is permitted to only purchase securities which are rated investment grade (or the equivalent if unrated), that Fund could only enter into repurchase agreements with counterparties that have debt outstanding that is rated investment grade (or the equivalent if unrated). In a repurchase agreement, a Fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Such agreements must be adequately collateralized to cover the counterparty’s obligation to the Fund to close out the repurchase agreement. The securities will be regularly monitored to ensure that the collateral is adequate. In the event of the bankruptcy of the seller or the failure of the seller to repurchase the securities as agreed, the Fund could suffer losses, including loss of interest on or principal of the securities and costs associated with delay and enforcement of the repurchase agreement.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund (including earned discount on corporate short-term notes and commercial paper) and their respective gross unrealized appreciation and depreciation at January 31, 2011 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor High-Yield Bond Fund	$1,500,785	$99,519	$(1,145)	$98,374
Harbor Bond Fund	10,047,202	235,338	(92,714)	142,624
Harbor Real Return Fund	340,225	6,252	(3,739)	2,513
Harbor Money Market Fund	164,430	—	—	—

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive 34th Floor Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

03/2011	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NO.FIF.0111

Quarterly Schedule of Portfolio Holdings

January 31, 2011

Target Retirement Funds

	Institutional Class	Administrative Class	Investor Class

Harbor Target Retirement Income Fund	HARAX	HARBX	HARCX

Harbor Target Retirement 2010 Fund	HARDX	HAIIX	HARFX

Harbor Target Retirement 2015 Fund	HARGX	HARHX	HARIX

Harbor Target Retirement 2020 Fund	HARJX	HARKX	HARLX

Harbor Target Retirement 2025 Fund	HARMX	HARNX	HAROX

Harbor Target Retirement 2030 Fund	HARPX	HARQX	HARTX

Harbor Target Retirement 2035 Fund	HARUX	HARVX	HARWX

Harbor Target Retirement 2040 Fund	HARYX	HARZX	HABBX

Harbor Target Retirement 2045 Fund	HACCX	HADDX	HAEEX

Harbor Target Retirement 2050 Fund	HAFFX	HAGGX	HAHHX

Harbor Target Retirement Income Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—20.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—13.1%
12,376	Harbor Capital Appreciation Fund	$459
23,581	Harbor Mid Cap Growth Fund	208
12,905	Harbor Small Cap Growth Fund	167
89,096	Harbor Large Cap Value Fund	687
26,047	Harbor Mid Cap Value Fund	312
6,195	Harbor Small Cap Value Fund	125
15,022	Harbor Small Company Value Fund	124

		2,082

HARBOR INTERNATIONAL EQUITY FUNDS—7.0%
12,787	Harbor International Fund	785
27,472	Harbor International Growth Fund	336

		1,121

TOTAL HARBOR EQUITY FUNDS (Cost $2,666)		3,203

HARBOR FIXED INCOME FUNDS—74.9%

Shares		Value (000s)

33,740	Harbor High-Yield Bond Fund	$374
650,822	Harbor Bond Fund	7,901
351,596	Harbor Real Return Fund	3,650

TOTAL HARBOR FIXED INCOME FUNDS (Cost $11,811)		11,925

SHORT-TERM INVESTMENTS—5.0%
(Cost $795)
795,378	Harbor Money Market Fund	795

TOTAL INVESTMENTS—100.0% (Cost $15,272)		15,923

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$15,923

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement Income Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

1

Harbor Target Retirement 2010 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—26.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—16.9%
2,248	Harbor Capital Appreciation Fund	$83
4,316	Harbor Mid Cap Growth Fund	38
2,361	Harbor Small Cap Growth Fund	31
16,244	Harbor Large Cap Value Fund	126
4,775	Harbor Mid Cap Value Fund	57
1,140	Harbor Small Cap Value Fund	23
2,711	Harbor Small Company Value Fund	22

		380

HARBOR INTERNATIONAL EQUITY FUNDS—9.1%
2,335	Harbor International Fund	143
4,998	Harbor International Growth Fund	61

		204

TOTAL HARBOR EQUITY FUNDS (Cost $525)		584

HARBOR STRATEGIC MARKETS FUNDS—1.2%
(Cost $25)
Shares		Value (000s)

3,410	Harbor Commodity Real Return Strategy Fund	$27

HARBOR FIXED INCOME FUNDS—67.8%
8,779	Harbor High-Yield Bond Fund	97
82,917	Harbor Bond Fund	1,007
40,250	Harbor Real Return Fund	418

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,561)		1,522

SHORT-TERM INVESTMENTS—5.0%
(Cost $112)
112,015	Harbor Money Market Fund	112

TOTAL INVESTMENTS—100.0% (Cost $2,223)		2,245

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$2,245

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2010 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

2

Harbor Target Retirement 2015 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—33.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—21.4%
11,707	Harbor Capital Appreciation Fund	$434
22,466	Harbor Mid Cap Growth Fund	199
12,187	Harbor Small Cap Growth Fund	158
85,339	Harbor Large Cap Value Fund	658
25,007	Harbor Mid Cap Value Fund	299
5,957	Harbor Small Cap Value Fund	120
14,051	Harbor Small Company Value Fund	116

		1,984

HARBOR INTERNATIONAL EQUITY FUNDS—11.7%
12,476	Harbor International Fund	766
26,122	Harbor International Growth Fund	319

		1,085

TOTAL HARBOR EQUITY FUNDS (Cost $2,745)		3,069

HARBOR STRATEGIC MARKETS FUNDS—2.7%
(Cost $227)
30,847	Harbor Commodity Real Return Strategy Fund	247

HARBOR FIXED INCOME FUNDS—63.2%

Shares		Value (000s)

59,056	Harbor High-Yield Bond Fund	$654
319,769	Harbor Bond Fund	3,883
127,421	Harbor Real Return Fund	1,323

TOTAL HARBOR FIXED INCOME FUNDS (Cost $6,068)		5,860

SHORT-TERM INVESTMENTS—1.0%
(Cost $92)
92,350	Harbor Money Market Fund	92

TOTAL INVESTMENTS—100.0% (Cost $9,132)		9,268

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$9,268

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2015 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

3

Harbor Target Retirement 2020 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—38.1%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—24.8%
37,977	Harbor Capital Appreciation Fund	$1,408
72,368	Harbor Mid Cap Growth Fund	640
39,586	Harbor Small Cap Growth Fund	512
273,548	Harbor Large Cap Value Fund	2,109
80,010	Harbor Mid Cap Value Fund	958
19,024	Harbor Small Cap Value Fund	383
46,189	Harbor Small Company Value Fund	382

		6,392

HARBOR INTERNATIONAL EQUITY FUNDS—13.3%
39,253	Harbor International Fund	2,410
84,393	Harbor International Growth Fund	1,031

		3,441

TOTAL HARBOR EQUITY FUNDS (Cost $7,973)		9,833

HARBOR STRATEGIC MARKETS FUNDS—3.6%
(Cost $811)
Shares		Value (000s)

116,918	Harbor Commodity Real Return Strategy Fund	$938

HARBOR FIXED INCOME FUNDS—58.3%
202,522	Harbor High-Yield Bond Fund	2,244
816,691	Harbor Bond Fund	9,914
276,325	Harbor Real Return Fund	2,868

TOTAL HARBOR FIXED INCOME FUNDS (Cost $14,918)		15,026

TOTAL INVESTMENTS—100.0% (Cost $23,702)		25,797

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$25,797

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2020 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

4

Harbor Target Retirement 2025 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—46.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—29.9%
8,832	Harbor Capital Appreciation Fund	$327
16,885	Harbor Mid Cap Growth Fund	149
9,226	Harbor Small Cap Growth Fund	119
63,899	Harbor Large Cap Value Fund	494
18,711	Harbor Mid Cap Value Fund	224
4,449	Harbor Small Cap Value Fund	90
10,680	Harbor Small Company Value Fund	88

1,491

HARBOR INTERNATIONAL EQUITY FUNDS—16.1%
9,163	Harbor International Fund	562
19,651	Harbor International Growth Fund	240

802

TOTAL HARBOR EQUITY FUNDS (Cost $2,018)		2,293

HARBOR STRATEGIC MARKETS FUNDS—4.6%
(Cost $208)
Shares		Value (000s)

28,677	Harbor Commodity Real Return Strategy Fund	$230

HARBOR FIXED INCOME FUNDS—49.4%
43,618	Harbor High-Yield Bond Fund	483
133,312	Harbor Bond Fund	1,619
34,985	Harbor Real Return Fund	363

TOTAL HARBOR FIXED INCOME FUNDS (Cost $2,505)		2,465

TOTAL INVESTMENTS—100.0% (Cost $4,731)		4,988

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$4,988

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2025 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

5

Harbor Target Retirement 2030 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—56.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—36.4%
55,673	Harbor Capital Appreciation Fund	$2,064
106,711	Harbor Mid Cap Growth Fund	943
58,416	Harbor Small Cap Growth Fund	756
401,660	Harbor Large Cap Value Fund	3,097
118,074	Harbor Mid Cap Value Fund	1,413
28,191	Harbor Small Cap Value Fund	568
67,374	Harbor Small Company Value Fund	557

		9,398

HARBOR INTERNATIONAL EQUITY FUNDS—19.6%
57,733	Harbor International Fund	3,544
123,797	Harbor International Growth Fund	1,513

		5,057

TOTAL HARBOR EQUITY FUNDS (Cost $11,381)		14,455

HARBOR STRATEGIC MARKETS FUNDS—5.0%
(Cost $1,127)
Shares		Value (000s)

163,223	Harbor Commodity Real Return Strategy Fund	$1,309

HARBOR FIXED INCOME FUNDS—39.0%
240,006	Harbor High-Yield Bond Fund	2,659
526,148	Harbor Bond Fund	6,388
97,518	Harbor Real Return Fund	1,012

TOTAL HARBOR FIXED INCOME FUNDS (Cost $9,933)		10,059

TOTAL INVESTMENTS—100.0% (Cost $22,441)		25,823

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$25,823

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2030 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

6

Harbor Target Retirement 2035 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—65.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—42.7%
3,724	Harbor Capital Appreciation Fund	$138
7,177	Harbor Mid Cap Growth Fund	63
3,872	Harbor Small Cap Growth Fund	50
27,107	Harbor Large Cap Value Fund	210
7,956	Harbor Mid Cap Value Fund	95
1,903	Harbor Small Cap Value Fund	38
4,461	Harbor Small Company Value Fund	37

		631

HARBOR INTERNATIONAL EQUITY FUNDS—23.2%
3,928	Harbor International Fund	241
8,281	Harbor International Growth Fund	101

		342

TOTAL HARBOR EQUITY FUNDS (Cost $809)		973

HARBOR STRATEGIC MARKETS FUNDS—4.5%
(Cost $59)
Shares		Value (000s)

8,307	Harbor Commodity Real Return Strategy Fund	$67

HARBOR FIXED INCOME FUNDS—29.6%
12,901	Harbor High-Yield Bond Fund	143
21,927	Harbor Bond Fund	266
2,695	Harbor Real Return Fund	28

TOTAL HARBOR FIXED INCOME FUNDS (Cost $438)		437

TOTAL INVESTMENTS—100.0% (Cost $1,306)		1,477

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$1,477

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2035 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

7

Harbor Target Retirement 2040 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—76.0%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—49.4%
47,763	Harbor Capital Appreciation Fund	$1,771
91,004	Harbor Mid Cap Growth Fund	804
49,802	Harbor Small Cap Growth Fund	644
343,825	Harbor Large Cap Value Fund	2,651
100,568	Harbor Mid Cap Value Fund	1,204
23,910	Harbor Small Cap Value Fund	482
58,088	Harbor Small Company Value Fund	480

		8,036

HARBOR INTERNATIONAL EQUITY FUNDS—26.6%
49,346	Harbor International Fund	3,029
106,074	Harbor International Growth Fund	1,296

		4,325

TOTAL HARBOR EQUITY FUNDS (Cost $8,577)		12,361

HARBOR STRATEGIC MARKETS FUNDS—4.0%
(Cost $551)
Shares		Value (000s)

81,906	Harbor Commodity Real Return Strategy Fund	$657

HARBOR FIXED INCOME FUNDS—20.0%
109,344	Harbor High-Yield Bond Fund	1,212
160,021	Harbor Bond Fund	1,943
8,114	Harbor Real Return Fund	84

TOTAL HARBOR FIXED INCOME FUNDS (Cost $3,187)		3,239

TOTAL INVESTMENTS—100.0% (Cost $12,315)		16,257

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$16,257

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2040 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

8

Harbor Target Retirement 2045 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—85.8%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—55.8%
3,271	Harbor Capital Appreciation Fund	$121
6,238	Harbor Mid Cap Growth Fund	55
3,411	Harbor Small Cap Growth Fund	44
23,608	Harbor Large Cap Value Fund	182
6,906	Harbor Mid Cap Value Fund	83
1,642	Harbor Small Cap Value Fund	33
3,980	Harbor Small Company Value Fund	33

		551

HARBOR INTERNATIONAL EQUITY FUNDS—30.0%
3,383	Harbor International Fund	208
7,273	Harbor International Growth Fund	89

		297

TOTAL HARBOR EQUITY FUNDS (Cost $750)		848

HARBOR STRATEGIC MARKETS FUNDS—3.5%
(Cost $32)
Shares		Value (000s)

4,336	Harbor Commodity Real Return Strategy Fund	$35

HARBOR FIXED INCOME FUNDS—10.7%
3,800	Harbor High-Yield Bond Fund	42
5,198	Harbor Bond Fund	63

TOTAL HARBOR FIXED INCOME FUNDS (Cost $106)		105

TOTAL INVESTMENTS—100.0% (Cost $888)		988

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$988

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2045 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

9

Harbor Target Retirement 2050 Fund†

PORTFOLIO OF INVESTMENTS—January 31, 2011 (Unaudited)

HARBOR EQUITY FUNDS—89.9%

Shares		Value (000s)

HARBOR DOMESTIC EQUITY FUNDS—58.5%
57,295	Harbor Capital Appreciation Fund	$2,124
110,092	Harbor Mid Cap Growth Fund	973
59,808	Harbor Small Cap Growth Fund	774
413,837	Harbor Large Cap Value Fund	3,191
121,258	Harbor Mid Cap Value Fund	1,452
28,950	Harbor Small Cap Value Fund	583
68,976	Harbor Small Company Value Fund	570

		9,667

HARBOR INTERNATIONAL EQUITY FUNDS—31.4%
59,382	Harbor International Fund	3,646
127,250	Harbor International Growth Fund	1,555

		5,201

TOTAL HARBOR EQUITY FUNDS (Cost $9,920)		14,868

HARBOR STRATEGIC MARKETS FUNDS—3.1%
(Cost $421)
Shares		Value (000s)

63,603	Harbor Commodity Real Return Strategy Fund	$510

HARBOR FIXED INCOME FUNDS—7.0%
41,968	Harbor High-Yield Bond Fund	465
57,289	Harbor Bond Fund	695

TOTAL HARBOR FIXED INCOME FUNDS (Cost $1,127)		1,160

TOTAL INVESTMENTS—100.0% (Cost $11,468)		16,538

CASH AND OTHER ASSETS, LESS LIABILITIES—0.0%		—	[a]

TOTAL NET ASSETS—100.0%		$16,538

FAIR VALUE MEASUREMENTS

All holdings at January 31, 2011 (as disclosed in the preceding Portfolio of Investments) are classified as Level 1. There were no Level 3 holdings at October 31, 2010 or January 31, 2011.

For more information on valuation inputs and their aggregation into the levels identified above, please refer to the Fair Value Measurements section in Note 2 of the accompanying Notes to Portfolios of Investments.

†	The Harbor Target Retirement 2050 Fund is investing in Institutional shares of affiliated Harbor Funds.

a	Rounds to less than $1,000.

The accompanying notes are an integral part of the Portfolio of Investments.

10

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—January 31, 2011 (Unaudited)

(Currency in thousands)

NOTE 1—ORGANIZATIONAL MATTERS

Harbor Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust consists of 27 separate portfolios. The portfolios covered by this report include a series of ten target retirement funds: Harbor Target Retirement Income Fund, Harbor Target Retirement 2010 Fund, Harbor Target Retirement 2015 Fund, Harbor Target Retirement 2020 Fund, Harbor Target Retirement 2025 Fund, Harbor Target Retirement 2030 Fund, Harbor Target Retirement 2035 Fund, Harbor Target Retirement 2040 Fund, Harbor Target Retirement 2045 Fund and Harbor Target Retirement 2050 Fund; (individually referred to as a “Fund” and collectively referred to as the “Funds” or the “Target Retirement Funds”). The Funds invest in a combination of other funds of the Trust (the “Underlying Funds”). Harbor Capital Advisors, Inc. (the “Adviser” or “Harbor Capital”) is the investment adviser for the Funds and the Underlying Funds. The Underlying Funds are managed by subadvisers, none of which are affiliated with the Adviser.

The Funds may offer up to three classes of shares, designated as Institutional Class, Administrative Class, and Investor Class. The shares of each class represent an interest in the same portfolio of investments of the respective Fund and have equal rights to voting, redemptions, dividends, and liquidations, except that: (i) certain expenses, subject to the approval of the Trust’s Board of Trustees, may be applied differently to each class of shares in accordance with current regulations of the Securities and Exchange Commission and the Internal Revenue Service; and (ii) shareholders of a class that bears distribution and service expenses under terms of a distribution plan have exclusive voting rights as to that distribution plan.

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES

Security Valuation

The assets of each Target Retirement Fund consist entirely of Institutional Class shares of the Underlying Funds, which are valued at their respective net asset values each business day and are categorized as Level 1 in the fair value hierarchy. For more information on the fair value hierarchy, please refer to the following Fair Value Measurements and Disclosures section.

Fair Value Measurements and Disclosures

Various inputs may be used to determine the value of each Fund’s investments which are summarized in three broad categories defined as Level 1, Level 2 and Level 3. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The assignment of an investment to Level 1, 2 or 3 is based on the lowest level of significant inputs used to determine its fair value.

Level 1—	Quoted prices in active markets for identical securities.
Level 2—	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—	Significant unobservable inputs are used in situations where quoted prices or observable inputs are not available. Valuations based on significant unobservable inputs may include the Funds’ own assumptions.

For fair valuations using significant unobservable inputs, a reconciliation of the beginning to ending balances for reported market values that presents changes attributable to total realized and unrealized gains or losses is provided, including purchases and sales, and transfers in/out of the Level 3 category during the period. A fair value hierarchy and Level 3 reconciliation, when applicable, can be found at the end of each Fund’s Portfolio of Investments schedule.

The Funds used observable inputs in their valuation methodologies whenever they were available and deemed reliable.

Description of the Underlying Funds

In pursuing its investment objectives and strategies, each of the Underlying Funds is permitted to engage in a wide range of investment practices. Further information about the Underlying Funds is contained in the statement of additional

11

Harbor Target Retirement Funds

NOTES TO PORTFOLIOS OF INVESTMENTS—Continued

(Currency in thousands)

NOTE 2—SIGNIFICANT ACCOUNTING POLICIES—Continued

information, as well as the prospectuses of each of the Underlying Funds. Because each Fund invests in the Underlying Funds, shareholders of each Fund will be affected by these investment practices of the Underlying Funds in direct proportion to the amount of assets each Fund allocates to the Underlying Funds.

NOTE 3—TAX INFORMATION

The identified cost for federal income tax purposes of investments owned by each Fund and their respective gross unrealized appreciation and depreciation at January 31, 2011 are as follows:

		Gross Unrealized		Net Unrealized Appreciation/ (Depreciation)
	Identified Cost	Appreciation	(Depreciation)
Harbor Target Retirement Income Fund	$15,272	$669	$(18)	$651
Harbor Target Retirement 2010 Fund	2,223	63	(41)	22
Harbor Target Retirement 2015 Fund	9,132	357	(221)	136
Harbor Target Retirement 2020 Fund	23,702	2,233	(138)	2,095
Harbor Target Retirement 2025 Fund	4,731	316	(59)	257
Harbor Target Retirement 2030 Fund	22,441	3,470	(88)	3,382
Harbor Target Retirement 2035 Fund	1,306	179	(8)	171
Harbor Target Retirement 2040 Fund	12,315	3,970	(28)	3,942
Harbor Target Retirement 2045 Fund	888	102	(2)	100
Harbor Target Retirement 2050 Fund	11,468	5,077	(7)	5,070

12

111 South Wacker Drive, 34th Floor	Chicago, IL 60606-4302	800-422-1050	www.harborfunds.com

Trustees & Officers

David G. Van Hooser

Chairman, President & Trustee

Raymond J. Ball

Trustee

Howard P. Colhoun

Trustee Emeritus

Donna J. Dean

Trustee

John P. Gould

Trustee

Randall A. Hack

Trustee

Rodger F. Smith

Trustee

Charles F. McCain

Chief Compliance Officer

Anmarie S. Kolinski

Treasurer

Erik D. Ojala

Vice President & Secretary

Brian L. Collins

Vice President

Charles P. Ragusa

Vice President

Susan A. DeRoche

Assistant Secretary

Investment Adviser

Harbor Capital Advisors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4400

Distributor & Principal Underwriter

Harbor Funds Distributors, Inc.

111 South Wacker Drive

34th Floor

Chicago, IL 60606-4302

312-443-4600

Shareholder Servicing Agent

Harbor Services Group, Inc.

P.O. Box 804660

Chicago, IL 60680-4108

800-422-1050

Custodian

State Street Bank & Trust Company

State Street Financial Center

1 Lincoln Street

Boston, MA 02111-2900

03/2011	HARBOR FUNDS and the Lighthouse Design are Reg. U.S. Pat. & Tm. Off.	FD.NQ.T.01011